UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21638

JPMorgan Institutional Trust

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 343-1113

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Institutional Trust

Schedule of Portfolio Investments as of November 30, 2009

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)

		Asset-Backed Securities — 1.6%
		AmeriCredit Automobile Receivables Trust,
561		Series 2005-BM, Class A4, VAR, 0.322%, 05/06/12	557
4,746		Series 2006-BG, Class A4, 5.210%, 09/06/13	4,883
488		Series 2007-CM, Class A3B, VAR, 0.272%, 05/07/12	486
550		Series 2008-AF, Class A4, 6.960%, 10/14/14	584
		Bank of America Auto Trust,
2,500		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	2,555
1,015		Series 2009-3A, Class A3, 1.670%, 12/15/13 (e)	1,015
1,063		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.606%, 04/25/36 (i)	735
1,058		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	1,071
2,644		Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-6, Class 1A7, SUB, 4.277%, 11/25/34	2,298
		Citibank Credit Card Issuance Trust,
3,380		Series 2002-C2, Class C2, 6.950%, 02/18/14	3,553
800		Series 2007-A3, Class A3, 6.150%, 06/15/39	919
785		Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, VAR, 0.616%, 12/25/33	535
		CNH Equipment Trust,
700		Series 2008-B, Class A4A, 5.600%, 11/17/14	738
380		Series 2009-C, Class A3, 1.850%, 12/16/13	380
811		Countrywide Asset-Backed Certificates, Series 2004-6, Class M1, VAR, 0.836%, 10/25/34 (i)	410
508		Credit-Based Asset Servicing and Securitization LLC, Series 2006- CB1, Class AF2, SUB, 5.236%, 01/25/36	336
1,015		Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	1,128
300		First Franklin Mortgage Loan Asset-Backed Certificates, Series 2006-FF17, Class A4, VAR, 0.336%, 12/25/36	209
		Ford Credit Auto Owner Trust,
2,117		Series 2006-B, Class A4, 5.250%, 09/15/11	2,160
1,089		Series 2007-B, Class A3A, 5.150%, 11/15/11	1,112
600		Series 2009-B, Class A3, 2.790%, 08/15/13	615
500		Series 2009-B, Class A4, 4.500%, 07/15/14	532
1,000		GS Mortgage Securities Corp. II, Series 2009-RR1, Class JPB, SUB, 4.478%, 05/17/45	790
		HFC Home Equity Loan Asset Backed Certificates,
1,810		Series 2006-1, Class A1, VAR, 0.397%, 01/20/36	1,578
1,000		Series 2007-1, Class A2F, SUB, 5.600%, 03/20/36	1,023
3,461		Series 2007-3, Class APT, VAR, 1.437%, 11/20/36	2,941
630		Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.790%, 01/15/13	646
369		Indymac Residential Asset Backed Trust, Series 2006-A, Class A3, VAR, 0.436%, 03/25/36	197
400		John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	408
		Long Beach Mortgage Loan Trust,
611		Series 2006-8, Class 2A2, VAR, 0.326%, 09/25/36	227
1,156		Series 2006-WL2, Class 2A3, VAR, 0.436%, 01/25/36	832
19		MASTR Asset Backed Securities Trust, Series 2006-HE3, Class A1, VAR, 0.276%, 08/25/36	18
		MBNA Credit Card Master Note Trust,
1,874		Series 2002-C1, Class C1, 6.800%, 07/15/14	1,932
866		Series 2003-C1, Class C1, VAR, 1.939%, 06/15/12	865
1,000		New Century Home Equity Loan Trust, Series 2003-5, Class AI6, SUB, 5.500%, 11/25/33	832
300		Renaissance Home Equity Loan Trust, Series 2007-2, Class AF2, SUB, 5.675%, 06/25/37	170
601		Structured Asset Securities Corp., Series 2002-23XS, Class A7, SUB, 6.580%, 11/25/32	484
1,170		USAA Auto Owner Trust, Series 2009-2, Class A3, 1.540%, 02/18/14	1,170

		Total Asset-Backed Securities (Cost $41,718)	40,924

		Collateralized Mortgage Obligations — 50.4%
		Agency CMO — 36.0%
2,299		Federal Home Loan Bank System, Series 2000-0606, Class Y, 5.270%, 12/28/12	2,464
488		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	536
		Federal Home Loan Mortgage Corp. REMICS,
60		Series 11, Class D, 9.500%, 07/15/19	64
23		Series 22, Class C, 9.500%, 04/15/20	25
34		Series 23, Class F, 9.600%, 04/15/20	37
1		Series 41, Class I, HB, 84.000%, 05/15/20	1
3		Series 47, Class F, 10.000%, 06/15/20	4
13		Series 99, Class Z, 9.500%, 01/15/21	14
–	(h)	Series 204, Class E, HB, IF, 1,838.732%, 05/15/23	1
–	(h)	Series 1045, Class G, HB, IO, 1,066.208%, 02/15/21	1
13		Series 1065, Class J, 9.000%, 04/15/21	15
4		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	7
19		Series 1084, Class F, VAR, 1.200%, 05/15/21	19
13		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	24
34		Series 1116, Class I, 5.500%, 08/15/21	37
24		Series 1144, Class KB, 8.500%, 09/15/21	27
–	(h)	Series 1172, Class L, HB, VAR 1,181.250%, 11/15/21	2
1		Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	20
87		Series 1212, Class IZ, 8.000%, 02/15/22	88
36		Series 1250, Class J, 7.000%, 05/15/22	39
52		Series 1343, Class LA, 8.000%, 08/15/22	58
66		Series 1343, Class LB, 7.500%, 08/15/22	72
112		Series 1370, Class JA, VAR, 1.400%, 09/15/22	112
107		Series 1455, Class WB, IF, 4.550%, 12/15/22	96
519		Series 1466, Class PZ, 7.500%, 02/15/23	569
9		Series 1470, Class F, VAR, 2.272%, 02/15/23	9
625		Series 1498, Class I, VAR, 1.400%, 04/15/23	626
774		Series 1502, Class PX, 7.000%, 04/15/23	814
103		Series 1505, Class Q, 7.000%, 05/15/23	112
249		Series 1518, Class G, IF, 8.839%, 05/15/23	255
82		Series 1541, Class M, HB, IF, 22.479%, 07/15/23	114
222		Series 1541, Class O, VAR, 2.790%, 07/15/23	224
22		Series 1570, Class F, VAR, 2.772%, 08/15/23	22
788		Series 1573, Class PZ, 7.000%, 09/15/23	863
501		Series 1591, Class PV, 6.250%, 10/15/23	545
43		Series 1595, Class D, 7.000%, 10/15/13	47
136		Series 1596, Class D, 6.500%, 10/15/13	137
27		Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	44
28		Series 1607, Class SA, HB, IF, 20.142%, 10/15/13	34
2,110		Series 1608, Class L, 6.500%, 09/15/23	2,309
684		Series 1609, Class LG, IF, 16.792%, 11/15/23	823
65		Series 1611, Class JA, VAR, 1.625%, 08/15/23	65
62		Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	65
856		Series 1638, Class H, 6.500%, 12/15/23	932
945		Series 1642, Class PJ, 6.000%, 11/15/23	1,016
14		Series 1671, Class QC, IF, 10.000%, 02/15/24	16
18		Series 1686, Class SH, IF, 18.675%, 02/15/24	26
334		Series 1695, Class EB, 7.000%, 03/15/24	370
64		Series 1699, Class FC, VAR, 0.850%, 03/15/24	64
298		Series 1700, Class GA, PO, 02/15/24	270
930		Series 1706, Class K, 7.000%, 03/15/24	1,015
29		Series 1709, Class FA, VAR, 2.580%, 03/15/24	29
73		Series 1745, Class D, 7.500%, 08/15/24	80
2,375		Series 1760, Class ZD, VAR, 2.930%, 02/15/24	2,373
782		Series 1798, Class F, 5.000%, 05/15/23	811
11		Series 1807, Class G, 9.000%, 10/15/20	12
221		Series 1829, Class ZB, 6.500%, 03/15/26	242
30		Series 1844, Class E, 6.500%, 10/15/13	32
224		Series 1863, Class Z, 6.500%, 07/15/26	242
39		Series 1865, Class D, PO, 02/15/24	25
141		Series 1890, Class H, 7.500%, 09/15/26	153
432		Series 1899, Class ZE, 8.000%, 09/15/26	478
23		Series 1935, Class FL, VAR, 0.950%, 02/15/27	23
303		Series 1963, Class Z, 7.500%, 01/15/27	306
47		Series 1970, Class PG, 7.250%, 07/15/27	54
460		Series 1981, Class Z, 6.000%, 05/15/27	498
207		Series 1987, Class PE, 7.500%, 09/15/27	229
465		Series 2019, Class Z, 6.500%, 12/15/27	513
158		Series 2025, Class PE, 6.300%, 01/15/13	158
159		Series 2033, Class SN, HB, IF, 25.719%, 03/15/24	99
439		Series 2038, Class PN, IO, 7.000%, 03/15/28	74
806		Series 2040, Class PE, 7.500%, 03/15/28	810
165		Series 2043, Class CJ, 6.500%, 04/15/28	176
618		Series 2054, Class PV, 7.500%, 05/15/28	672
259		Series 2055, Class OE, 6.500%, 05/15/13	270
1,347		Series 2075, Class PH, 6.500%, 08/15/28	1,456
1,515		Series 2075, Class PM, 6.250%, 08/15/28	1,637
726		Series 2086, Class GB, 6.000%, 09/15/28	784
552		Series 2089, Class PJ, IO, 7.000%, 10/15/28	100
2,319		Series 2095, Class PE, 6.000%, 11/15/28	2,523
631		Series 2102, Class TC, 6.000%, 12/15/13	672
419		Series 2102, Class TU, 6.000%, 12/15/13	447
1,653		Series 2115, Class PE, 6.000%, 01/15/14	1,754
764		Series 2125, Class JZ, 6.000%, 02/15/29	825
145		Series 2132, Class SB, HB, IF, 29.495%, 03/15/29	213
103		Series 2134, Class PI, IO, 6.500%, 03/15/19	14
45		Series 2135, Class UK, IO, 6.500%, 03/15/14	4
705		Series 2136, Class PG, 6.000%, 03/15/29	770
73		Series 2141, Class IO, IO, 7.000%, 04/15/29	13
163		Series 2163, Class PC, IO, 7.500%, 06/15/29	32
1,507		Series 2169, Class TB, 7.000%, 06/15/29	1,665
942		Series 2172, Class QC, 7.000%, 07/15/29	1,037
947		Series 2176, Class OJ, 7.000%, 08/15/29	1,005
48		Series 2189, Class SA, IF, 17.899%, 02/15/28	50
471		Series 2201, Class C, 8.000%, 11/15/29	521
370		Series 2209, Class TC, 8.000%, 01/15/30	396
580		Series 2210, Class Z, 8.000%, 01/15/30	623
157		Series 2224, Class CB, 8.000%, 03/15/30	172
406		Series 2230, Class Z, 8.000%, 04/15/30	445
317		Series 2234, Class PZ, 7.500%, 05/15/30	349
254		Series 2247, Class Z, 7.500%, 08/15/30	293
382		Series 2256, Class MC, 7.250%, 09/15/30	418
795		Series 2259, Class ZM, 7.000%, 10/15/30	871
28		Series 2261, Class ZY, 7.500%, 10/15/30	29
97		Series 2262, Class Z, 7.500%, 10/15/30	103
793		Series 2271, Class PC, 7.250%, 12/15/30	808
1,555		Series 2283, Class K, 6.500%, 12/15/23	1,719
456		Series 2296, Class PD, 7.000%, 03/15/31	488
141		Series 2306, Class K, PO, 05/15/24	125
333		Series 2306, Class SE, IF, IO, 7.170%, 05/15/24	62
453		Series 2313, Class LA, 6.500%, 05/15/31	495
1,010		Series 2325, Class PM, 7.000%, 06/15/31	1,128
2,116		Series 2344, Class QG, 6.000%, 08/15/16	2,277
5,471		Series 2344, Class ZD, 6.500%, 08/15/31	5,986
460		Series 2344, Class ZJ, 6.500%, 08/15/31	504
436		Series 2345, Class NE, 6.500%, 08/15/31	472
597		Series 2345, Class PQ, 6.500%, 08/15/16	646
623		Series 2351, Class PZ, 6.500%, 08/15/31	680
5,222		Series 2353, Class AZ, 6.000%, 09/15/31	5,677
780		Series 2353, Class TD, 6.000%, 09/15/16	843
630		Series 2355, Class BP, 6.000%, 09/15/16	681
375		Series 2359, Class PM, 6.000%, 09/15/16	403
1,576		Series 2359, Class ZB, 8.500%, 06/15/31	1,796
1,226		Series 2360, Class PG, 6.000%, 09/15/16	1,306
285		Series 2363, Class PF, 6.000%, 09/15/16	305
537		Series 2366, Class MD, 6.000%, 10/15/16	575
894		Series 2367, Class ME, 6.500%, 10/15/31	974
2,044		Series 2391, Class QR, 5.500%, 12/15/16	2,187
447		Series 2391, Class VQ, 6.000%, 10/15/12	464
739		Series 2394, Class MC, 6.000%, 12/15/16	798
1,510		Series 2396, Class FM, VAR, 0.689%, 12/15/31	1,502
1,100		Series 2399, Class OH, 6.500%, 01/15/32	1,203
1,739		Series 2399, Class TH, 6.500%, 01/15/32	1,901
1,586		Series 2410, Class NG, 6.500%, 02/15/32	1,737
491		Series 2410, Class OE, 6.375%, 02/15/32	539
1,251		Series 2410, Class QS, IF, 18.879%, 02/15/32	1,483
440		Series 2410, Class QX, IF, IO, 8.411%, 02/15/32	75
1,366		Series 2412, Class SP, IF, 15.622%, 02/15/32	1,590
2,158		Series 2420, Class XK, 6.500%, 02/15/32	2,359
1,058		Series 2423, Class MC, 7.000%, 03/15/32	1,169
1,005		Series 2423, Class MT, 7.000%, 03/15/32	1,110
684		Series 2425, Class OB, 6.000%, 03/15/17	741
2,430		Series 2430, Class WF, 6.500%, 03/15/32	2,669
1,391		Series 2434, Class TC, 7.000%, 04/15/32	1,542
565		Series 2435, Class CJ, 6.500%, 04/15/32	636
1,984		Series 2435, Class VH, 6.000%, 07/15/19	2,098
1,242		Series 2436, Class MC, 7.000%, 04/15/32	1,379
901		Series 2444, Class ES, IF, IO, 7.711%, 03/15/32	119
566		Series 2450, Class GZ, 7.000%, 05/15/32	620
721		Series 2450, Class SW, IF, IO, 7.761%, 03/15/32	90
3,941		Series 2455, Class GK, 6.500%, 05/15/32	4,328
514		Series 2458, Class QE, 5.500%, 06/15/17	550
2,152		Series 2460, Class VZ, 6.000%, 11/15/29	2,203
1,256		Series 2462, Class JG, 6.500%, 06/15/32	1,386
3,830		Series 2464, Class SI, IF, IO, 7.761%, 02/15/32	448
1,476		Series 2466, Class PG, 6.500%, 04/15/32	1,572
942		Series 2466, Class PH, 6.500%, 06/15/32	1,058
1,391		Series 2474, Class NR, 6.500%, 07/15/32	1,528
253		Series 2480, Class PV, 6.000%, 07/15/11	262
1,786		Series 2484, Class LZ, 6.500%, 07/15/32	1,978
2,260		Series 2500, Class MC, 6.000%, 09/15/32	2,484
249		Series 2503, Class BH, 5.500%, 09/15/17	268
1,242		Series 2508, Class AQ, 5.500%, 10/15/17	1,332
1,130		Series 2512, Class PG, 5.500%, 10/15/22	1,235
479		Series 2513, Class TG, 6.000%, 02/15/32	497
726		Series 2513, Class YO, PO, 02/15/32	720
2,099		Series 2515, Class DE, 4.000%, 03/15/32	2,163
946		Series 2518, Class PX, 5.500%, 09/15/13	1,011
159		Series 2519, Class BT, 8.500%, 09/15/31	166
85		Series 2521, Class PU, 5.500%, 05/15/10	86
976		Series 2527, Class VU, 5.500%, 10/15/13	982
1,251		Series 2535, Class BK, 5.500%, 12/15/22	1,354
2,260		Series 2537, Class TE, 5.500%, 12/15/17	2,438
266		Series 2541, Class GX, 5.500%, 02/15/17	269
2,024		Series 2543, Class YX, 6.000%, 12/15/32	2,220
2,449		Series 2544, Class HC, 6.000%, 12/15/32	2,695
2,532		Series 2552, Class ME, 6.000%, 01/15/33	2,786
4,480		Series 2563, Class PK, IO, 5.500%, 03/15/31	143
644		Series 2565, Class MB, 6.000%, 05/15/30	662
1,481		Series 2567, Class QD, 6.000%, 02/15/33	1,627
331		Series 2571, Class SK, HB, IF, 33.470%, 09/15/23	535
3,767		Series 2575, Class ME, 6.000%, 02/15/33	4,134
1,193		Series 2586, Class WI, IO, 6.500%, 03/15/33	193
2,000		Series 2587, Class WX, 5.000%, 03/15/18	2,156
2,070		Series 2591, Class WI, IO, 5.500%, 02/15/30	70
449		Series 2594, Class VA, 6.000%, 03/15/14	451
388		Series 2594, Class VP, 6.000%, 02/15/14	389
3,540		Series 2594, Class VQ, 6.000%, 08/15/20	3,721
1,380		Series 2596, Class QG, 6.000%, 03/15/33	1,480
1,936		Series 2597, Class DS, IF, IO, 7.311%, 02/15/33	94
3,329		Series 2599, Class DS, IF, IO, 6.761%, 02/15/33	166
4,351		Series 2610, Class DS, IF, IO, 6.861%, 03/15/33	244
4,411		Series 2611, Class SH, IF, IO, 7.411%, 10/15/21	260
1,130		Series 2611, Class UH, 4.500%, 05/15/18	1,203
3,773		Series 2617, Class AK, 4.500%, 05/15/18	3,864
1,697		Series 2617, Class GR, 4.500%, 05/15/18	1,809
201		Series 2619, Class HR, 3.500%, 11/15/31	204
655		Series 2619, Class IM, IO, 5.000%, 10/15/21	31
270		Series 2624, Class IU, IO, 5.000%, 06/15/33	18
6,030		Series 2626, Class NS, IF, IO, 6.311%, 06/15/23	632
856		Series 2628, Class WA, 4.000%, 07/15/28	886
2,260		Series 2631, Class LC, 4.500%, 06/15/18	2,411
1,621		Series 2636, Class Z, 4.500%, 06/15/18	1,717
1,621		Series 2637, Class SA, IF, IO, 5.861%, 06/15/18	145
169		Series 2638, Class DS, IF, 8.361%, 07/15/23	157
1,503		Series 2638, Class SA, IF, IO, 6.861%, 11/15/16	68
829		Series 2640, Class UG, IO, 5.000%, 01/15/32	123
4,058		Series 2640, Class UP, IO, 5.000%, 01/15/32	331
375		Series 2640, Class UR, IO, 4.500%, 08/15/17	11
292		Series 2643, Class HI, IO, 4.500%, 12/15/16	8
8,313		Series 2645, Class BI, IO, 4.500%, 02/15/18	545
1,342		Series 2650, Class PO, PO, 12/15/32	1,225
4,629		Series 2650, Class SO, PO, 12/15/32	4,221
2,710		Series 2651, Class VZ, 4.500%, 07/15/18	2,873
861		Series 2656, Class SH, HB, IF, 20.884%, 02/15/25	907
378		Series 2663, Class EO, PO, 08/15/33	311
2,879		Series 2668, Class SB, IF, 6.988%, 10/15/15	2,927
1,884		Series 2672, Class ME, 5.000%, 11/15/22	2,012
545		Series 2672, Class SJ, IF, 6.943%, 09/15/16	550
5,760		Series 2675, Class CK, 4.000%, 09/15/18	6,004
2,423		Series 2682, Class YS, IF, 8.635%, 10/15/33	2,280
128		Series 2683, Class VA, 5.500%, 02/15/21	132
16,500		Series 2684, Class PO, PO, 01/15/33	13,801
3,014		Series 2684, Class TO, PO, 10/15/33	2,350
728		Series 2686, Class GB, 5.000%, 05/15/20	756
1,950		Series 2686, Class NS, IF, IO, 7.361%, 10/15/21	124
714		Series 2690, Class SJ, IF, 8.792%, 10/15/33	675
1,538		Series 2691, Class ME, 4.500%, 04/15/32	1,624
1,713		Series 2691, Class WS, IF, 8.642%, 10/15/33	1,612
838		Series 2692, Class SC, IF, 12.809%, 07/15/33	883
1,892		Series 2695, Class DE, 4.000%, 01/15/17	1,977
1,199		Series 2695, Class DG, 4.000%, 10/15/18	1,249
519		Series 2696, Class CO, PO, 10/15/18	455
294		Series 2696, Class SM, IF, 13.723%, 12/15/26	308
365		Series 2700, Class S, IF, 8.642%, 11/15/33	342
1,205		Series 2702, Class PC, 5.000%, 01/15/23	1,285
1,120		Series 2705, Class SC, IF, 8.642%, 11/15/33	1,055
2,114		Series 2705, Class SD, IF, 8.693%, 11/15/33	1,890
1,712		Series 2715, Class OG, 5.000%, 01/15/23	1,837
3,014		Series 2716, Class UN, 4.500%, 12/15/23	3,161
1,637		Series 2720, Class PC, 5.000%, 12/15/23	1,754
7,722		Series 2727, Class BS, IF, 8.717%, 01/15/34	7,159
269		Series 2727, Class PO, PO, 01/15/34	200
759		Series 2739, Class S, IF, 11.522%, 01/15/34	744
1,020		Series 2744, Class FE, VAR, 0.000%, 02/15/34	992
1,705		Series 2744, Class PE, 5.500%, 02/15/34	1,883
3,332		Series 2744, Class TU, 5.500%, 05/15/32	3,446
2,151		Series 2751, Class BA, 4.000%, 10/15/18	2,228
789		Series 2753, Class S, IF, 11.522%, 02/15/34	768
2,598		Series 2755, Class PA, PO, 02/15/29	2,527
1,931		Series 2755, Class SA, IF, 13.723%, 05/15/30	2,070
1,223		Series 2762, Class LO, PO, 03/15/34	988
1,000		Series 2764, Class TE, 5.000%, 10/15/32	1,065
674		Series 2766, Class SX, IF, 15.770%, 03/15/34	678
705		Series 2769, Class PO, PO, 03/15/34	650
455		Series 2771, Class FG, VAR, 0.000%, 03/15/34	394
1,733		Series 2776, Class SK, IF, 8.717%, 04/15/34	1,648
1,506		Series 2777, Class OM, PO, 12/15/32	1,336
215		Series 2777, Class SX, IF, 11.844%, 04/15/34	212
466		Series 2778, Class BS, IF, 15.153%, 04/15/34	472
4,870		Series 2778, Class US, IF, IO, 6.961%, 06/15/33	329
750		Series 2780, Class JG, 4.500%, 04/15/19	781
1,284		Series 2783, Class AT, 4.000%, 04/15/19	1,321
1,812		Series 2809, Class UB, 4.000%, 09/15/17	1,877
5,515		Series 2809, Class UC, 4.000%, 06/15/19	5,713
198		Series 2827, Class SQ, IF, 7.500%, 01/15/19	200
2,098		Series 2827, Class XO, PO, 01/15/23	1,979
357		Series 2835, Class QO, PO, 12/15/32	322
296		Series 2838, Class FQ, VAR, 0.689%, 08/15/34	296
1,939		Series 2840, Class JO, PO, 06/15/23	1,822
515		Series 2841, Class YA, 5.500%, 07/15/27	521
2,032		Series 2850, Class SN, IF, IO, 6.911%, 09/15/18	131
1,017		Series 2870, Class KC, 4.250%, 05/15/18	1,055
3,000		Series 2872, Class JE, 4.500%, 02/15/18	3,165
781		Series 2890, Class DO, PO, 11/15/34	668
1,307		Series 2925, Class MW, VAR, 0.000%, 01/15/35	1,280
2,721		Series 2934, Class EC, PO, 02/15/20	2,549
481		Series 2934, Class EN, PO, 02/15/18	470
2,268		Series 2934, Class HI, IO, 5.000%, 02/15/20	224
2,206		Series 2934, Class KI, IO, 5.000%, 02/15/20	205
253		Series 2949, Class GU, HB, IF, 46.821%, 03/15/35	266
856		Series 2958, Class QD, 4.500%, 04/15/20	914
3,425		Series 2965, Class GD, 4.500%, 04/15/20	3,649
8,562		Series 2971, Class GB, 5.000%, 11/15/16	8,961
856		Series 2971, Class GC, 5.000%, 07/15/18	911
742		Series 2975, Class KO, PO, 05/15/35	693
914		Series 2989, Class PO, PO, 06/15/23	860
4,281		Series 3004, Class EK, 5.500%, 07/15/35	4,573
426		Series 3007, Class AI, IO, 5.500%, 07/15/24	37
355		Series 3014, Class OD, PO, 08/15/35	311
343		Series 3022, Class OH, PO, 08/15/35	321
474		Series 3044, Class VO, PO, 10/15/35	420
4,907		Series 3047, Class OB, 5.500%, 12/15/33	5,255
944		Series 3047, Class OD, 5.500%, 10/15/35	1,012
1,768		Series 3049, Class XF, VAR, 0.589%, 05/15/33	1,727
3,095		Series 3064, Class MC, 5.500%, 11/15/35	3,295
2,141		Series 3064, Class OB, 5.500%, 07/15/29	2,264
890		Series 3068, Class AO, PO, 01/15/35	858
461		Series 3068, Class MO, PO, 01/15/23	428
2,086		Series 3068, Class QB, 4.500%, 06/15/20	2,187
2,141		Series 3074, Class BH, 5.000%, 11/15/35	2,271
3,044		Series 3100, Class MA, VAR, 4.577%, 12/15/35 (i)	3,008
677		Series 3102, Class HS, HB, IF, 23.691%, 01/15/36	917
3,043		Series 3117, Class EO, PO, 02/15/36	2,744
2,062		Series 3117, Class OK, PO, 02/15/36	1,787
1,340		Series 3118, Class DM, 5.000%, 02/15/24	1,335
113		Series 3122, Class ZB, 6.000%, 03/15/36	113
707		Series 3134, Class PO, PO, 03/15/36	622
3,592		Series 3138, Class PO, PO, 04/15/36	3,144
256		Series 3149, Class SO, PO, 05/15/36	229
2,055		Series 3151, Class UC, 5.500%, 08/15/35	2,228
1,454		Series 3152, Class MO, PO, 03/15/36	1,241
929		Series 3158, Class LX, VAR, 0.000%, 05/15/36	918
103		Series 3164, Class CF, VAR, 0.000%, 04/15/33	103
356		Series 3171, Class MO, PO, 06/15/36	319
4,108		Series 3179, Class OA, PO, 07/15/36	3,727
2,786		Series 3194, Class SA, IF, IO, 6.861%, 07/15/36	294
2,061		Series 3211, Class SO, PO, 09/15/36	1,825
1,237		Series 3218, Class AO, PO, 09/15/36	1,128
4,602		Series 3219, Class DI, IO, 6.000%, 04/15/36	647
4,223		Series 3232, Class ST, IF, IO, 6.461%, 10/15/36	420
1,378		Series 3233, Class OP, PO, 05/15/36	1,244
1,357		Series 3256, Class PO, PO, 12/15/36	1,195
4,018		Series 3260, Class CS, IF, IO, 5.901%, 01/15/37	358
1,499		Series 3261, Class OA, PO, 01/15/37	1,330
2,102		Series 3274, Class JO, PO, 02/15/37	1,779
1,153		Series 3275, Class FL, VAR, 0.679%, 02/15/37	1,130
5,073		Series 3290, Class SB, IF, IO, 6.211%, 03/15/37	431
702		Series 3318, Class AO, PO, 05/15/37	615
2,485		Series 3331, Class PO, PO, 06/15/37	2,138
2,200		Series 3334, Class MC, 5.000%, 04/15/33	2,315
3,578		Series 3387, Class SA, IF, IO, 6.181%, 11/15/37	360
4,850		Series 3404, Class SC, IF, IO, 5.761%, 01/15/38	463
22,585		Series 3422, Class AI, SUB, IO, 1.860%, 01/15/38	457
4,520		Series 3424, Class PI, IF, IO, 6.561%, 04/15/38	486
18,074		Series 3430, Class AI, IO, 1.417%, 09/15/12	378
12,268		Series 3437, Class AI, IO, 1.335%, 09/15/11	132
4,264		Series 3481, Class SJ, IF, IO, 5.611%, 08/15/38	395
9,921		Series 3505, Class SA, IF, IO, 5.761%, 01/15/39	878
11,311		Series 3511, Class SA, IF, IO, 5.761%, 02/15/39	993
		Federal Home Loan Mortgage Corp. STRIPS,
6		Series 134, Class B, IO, 9.000%, 04/01/22	1
6,258		Series 233, Class 11, IO, 5.000%, 09/15/35	951
8,935		Series 233, Class 13, IO, 5.000%, 09/15/35	1,361
1,779		Series 243, Class 16, IO, 4.500%, 11/15/20	171
3,872		Series 243, Class 17, IO, 4.500%, 12/15/20	341
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
814		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	917
504		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	567
2,603		Series T-54, Class 2A, 6.500%, 02/25/43	2,839
883		Series T-54, Class 3A, 7.000%, 02/25/43	980
380		Series T-58, Class APO, PO, 09/25/43	344
895		Series T-59, Class 1AP, PO, 10/25/43	805
		Federal National Mortgage Association Grantor Trust,
1,378		Series 2002-T19, Class A2, 7.000%, 07/25/42	1,518
1,294		Series 2004-T3, Class 1A3, 7.000%, 02/25/44	1,441
		Federal National Mortgage Association REMICS,
15		Series 1988-7, Class Z, 9.250%, 04/25/18	17
36		Series 1989-70, Class G, 8.000%, 10/25/19	40
13		Series 1989-78, Class H, 9.400%, 11/25/19	15
22		Series 1989-83, Class H, 8.500%, 11/25/19	24
22		Series 1989-89, Class H, 9.000%, 11/25/19	24
21		Series 1990-1, Class D, 8.800%, 01/25/20	24
3		Series 1990-60, Class K, 5.500%, 06/25/20	4
7		Series 1990-63, Class H, 9.500%, 06/25/20	8
6		Series 1990-93, Class G, 5.500%, 08/25/20	7
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	2
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	4
35		Series 1990-102, Class J, 6.500%, 08/25/20	38
55		Series 1990-120, Class H, 9.000%, 10/25/20	63
5		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	7
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	5
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	1
21		Series 1991-24, Class Z, 5.000%, 03/25/21	23
6		Series 1992-38, Class Z, 7.500%, 02/25/22	6
4		Series 1992-101, Class J, 7.500%, 06/25/22	4
107		Series 1992-136, Class PK, 6.000%, 08/25/22	118
86		Series 1992-143, Class MA, 5.500%, 09/25/22	94
234		Series 1992-163, Class M, 7.750%, 09/25/22	267
418		Series 1992-188, Class PZ, 7.500%, 10/25/22	460
169		Series 1993-21, Class KA, 7.700%, 03/25/23	193
241		Series 1993-25, Class J, 7.500%, 03/25/23	274
66		Series 1993-27, Class SA, IF, 15.500%, 02/25/23	78
103		Series 1993-62, Class SA, IF, 17.565%, 04/25/23	139
53		Series 1993-165, Class SD, IF, 12.158%, 09/25/23	61
115		Series 1993-165, Class SK, IF, 12.500%, 09/25/23	125
160		Series 1993-167, Class GA, 7.000%, 09/25/23	166
77		Series 1993-179, Class SB, HB, IF, 24.185%, 10/25/23	119
51		Series 1993-179, Class SC, IF, 10.500%, 10/25/23	53
272		Series 1993-199, Class FA, VAR, 0.800%, 10/25/23	271
147		Series 1993-205, Class H, PO, 09/25/23	131
239		Series 1993-220, Class SG, IF, 15.500%, 11/25/13	272
209		Series 1993-225, Class UB, 6.500%, 12/25/23	224
63		Series 1993-230, Class FA, VAR, 0.850%, 12/25/23	63
227		Series 1993-247, Class FE, VAR, 1.250%, 12/25/23	227
105		Series 1993-247, Class SU, IF, 11.678%, 12/25/23	120
381		Series 1993-250, Class Z, 7.000%, 12/25/23	412
1,124		Series 1993-257, Class C, PO, 06/25/23	1,056
886		Series 1994-37, Class L, 6.500%, 03/25/24	965
4,324		Series 1994-40, Class Z, 6.500%, 03/25/24	4,788
154		Series 1995-2, Class Z, 8.500%, 01/25/25	172
269		Series 1995-19, Class Z, 6.500%, 11/25/23	293
927		Series 1996-14, Class SE, IF, IO, 7.320%, 08/25/23	170
32		Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	32
81		Series 1996-59, Class J, 6.500%, 08/25/22	90
868		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	29
58		Series 1997-27, Class J, 7.500%, 04/18/27	64
95		Series 1997-29, Class J, 7.500%, 04/20/27	107
635		Series 1997-39, Class PD, 7.500%, 05/20/27	713
288		Series 1997-42, Class EN, 7.250%, 07/18/27	308
95		Series 1997-42, Class ZC, 6.500%, 07/18/27	105
–	(h)	Series 1997-51, Class PM, IO, 7.000%, 05/18/12	–	(h)
1,362		Series 1997-61, Class ZC, 7.000%, 02/25/23	1,485
265		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	49
42		Series 1998-4, Class C, PO, 04/25/23	37
939		Series 1998-36, Class ZB, 6.000%, 07/18/28	1,027
306		Series 1998-43, Class SA, IF, IO, 15.277%, 04/25/23	107
485		Series 1998-66, Class SB, IF, IO, 7.914%, 12/25/28	77
262		Series 1999-17, Class C, 6.350%, 04/25/29	289
1,503		Series 1999-18, Class Z, 5.500%, 04/18/29	1,632
565		Series 1999-38, Class SK, IF, IO, 7.814%, 08/25/23	74
144		Series 1999-52, Class NS, HB, IF, 22.719%, 10/25/23	206
371		Series 1999-62, Class PB, 7.500%, 12/18/29	423
1,145		Series 2000-2, Class ZE, 7.500%, 02/25/30	1,307
545		Series 2000-20, Class SA, IF, IO, 8.864%, 07/25/30	129
91		Series 2000-52, Class IO, IO, 8.500%, 01/25/31	17
486		Series 2001-4, Class PC, 7.000%, 03/25/21	545
317		Series 2001-5, Class OW, 6.000%, 03/25/16	336
336		Series 2001-7, Class PF, 7.000%, 03/25/31	376
1,637		Series 2001-7, Class PR, 6.000%, 03/25/16	1,750
1,708		Series 2001-10, Class PR, 6.000%, 04/25/16	1,821
919		Series 2001-30, Class PM, 7.000%, 07/25/31	1,027
759		Series 2001-31, Class VD, 6.000%, 05/25/31	780
1,539		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	222
904		Series 2001-36, Class DE, 7.000%, 08/25/31	1,008
1,945		Series 2001-44, Class MY, 7.000%, 09/25/31	2,173
345		Series 2001-44, Class PD, 7.000%, 09/25/31	385
400		Series 2001-44, Class PU, 7.000%, 09/25/31	446
3,534		Series 2001-48, Class Z, 6.500%, 09/25/21	3,927
368		Series 2001-49, Class Z, 6.500%, 09/25/31	406
276		Series 2001-52, Class KB, 6.500%, 10/25/31	304
63		Series 2001-52, Class XM, 6.500%, 11/25/10	64
983		Series 2001-52, Class XN, 6.500%, 11/25/15	1,067
3,096		Series 2001-61, Class Z, 7.000%, 11/25/31	3,459
461		Series 2001-71, Class MB, 6.000%, 12/25/16	498
1,019		Series 2001-71, Class QE, 6.000%, 12/25/16	1,103
237		Series 2001-72, Class SX, IF, 16.916%, 12/25/31	278
1,356		Series 2001-74, Class MB, 6.000%, 12/25/16	1,473
873		Series 2001-80, Class PE, 6.000%, 07/25/29	909
318		Series 2002-1, Class HC, 6.500%, 02/25/22	352
334		Series 2002-1, Class SA, HB, IF, 24.421%, 02/25/32	456
227		Series 2002-1, Class UD, HB, IF, 23.625%, 12/25/23	323
1,232		Series 2002-2, Class UC, 6.000%, 02/25/17	1,325
3,399		Series 2002-3, Class OG, 6.000%, 02/25/17	3,674
744		Series 2002-7, Class OG, 6.000%, 03/25/17	804
2,472		Series 2002-7, Class TG, 6.000%, 03/25/17	2,672
735		Series 2002-10, Class SB, IF, 18.634%, 03/25/17	891
1,121		Series 2002-11, Class QG, 5.500%, 03/25/17	1,198
2,791		Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	89
48		Series 2002-13, Class ST, IF, 10.000%, 03/25/32	51
5,255		Series 2002-18, Class PC, 5.500%, 04/25/17	5,566
795		Series 2002-19, Class PE, 6.000%, 04/25/17	860
141		Series 2002-21, Class LO, PO, 04/25/32	126
1,214		Series 2002-21, Class PE, 6.500%, 04/25/32	1,330
1,295		Series 2002-24, Class AJ, 6.000%, 04/25/17	1,421
545		Series 2002-25, Class SG, IF, 18.754%, 05/25/17	664
2,795		Series 2002-28, Class PK, 6.500%, 05/25/32	3,083
843		Series 2002-37, Class Z, 6.500%, 06/25/32	929
803		Series 2002-42, Class C, 6.000%, 07/25/17	884
3,767		Series 2002-48, Class GH, 6.500%, 11/25/32	4,145
722		Series 2002-55, Class QE, 5.500%, 09/25/17	771
8,052		Series 2002-56, Class UC, 5.500%, 09/25/17	8,631
1,263		Series 2002-62, Class ZE, 5.500%, 11/25/17	1,352
824		Series 2002-63, Class KC, 5.000%, 10/25/17	876
904		Series 2002-74, Class LD, 5.000%, 01/25/16	908
241		Series 2002-74, Class PD, 5.000%, 11/25/15	241
298		Series 2002-74, Class VB, 6.000%, 11/25/31	298
1,073		Series 2002-77, Class S, IF, 14.051%, 12/25/32	1,198
1,815		Series 2002-83, Class CS, 6.881%, 08/25/23	2,021
220		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	15
17		Series 2002-93, Class PD, 3.500%, 02/25/29	17
3,107		Series 2002-94, Class BK, 5.500%, 01/25/18	3,385
2,000		Series 2003-3, Class HJ, 5.000%, 02/25/18	2,143
132		Series 2003-8, Class SB, IF, IO, 7.414%, 03/25/16	2
2,524		Series 2003-22, Class UD, 4.000%, 04/25/33	2,476
675		Series 2003-27, Class DW, 4.500%, 04/25/17	704
3,891		Series 2003-33, Class IA, IO, 6.500%, 05/25/33	629
1,758		Series 2003-34, Class AX, 6.000%, 05/25/33	1,932
1,516		Series 2003-34, Class ED, 6.000%, 05/25/33	1,670
181		Series 2003-35, Class UC, 3.750%, 05/25/33	185
559		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	74
1,319		Series 2003-39, Class LW, 5.500%, 05/25/23	1,411
1,884		Series 2003-41, Class PE, 5.500%, 05/25/23	2,066
735		Series 2003-42, Class GB, 4.000%, 05/25/33	760
3,691		Series 2003-45, Class AI, IO, 5.500%, 05/25/33	205
753		Series 2003-47, Class PE, 5.750%, 06/25/33	816
860		Series 2003-52, Class SX, HB, IF, 22.242%, 10/25/31	1,045
203		Series 2003-60, Class NJ, 5.000%, 07/25/21	208
784		Series 2003-64, Class SX, IF, 13.141%, 07/25/33	795
295		Series 2003-65, Class CI, IO, 4.500%, 03/25/15	2
353		Series 2003-67, Class VQ, 7.000%, 01/25/19	367
249		Series 2003-68, Class QP, 3.000%, 07/25/22	253
1,744		Series 2003-71, Class DS, IF, 7.142%, 08/25/33	1,575
2,115		Series 2003-71, Class IM, IO, 5.500%, 12/25/31	210
4,190		Series 2003-72, Class IE, IO, 5.500%, 08/25/33	493
2,875		Series 2003-73, Class GA, 3.500%, 05/25/31	2,934
469		Series 2003-74, Class SH, IF, 9.745%, 08/25/33	458
1,663		Series 2003-76, Class GQ, 4.500%, 08/25/18	1,750
6,671		Series 2003-80, Class SY, IF, IO, 7.414%, 06/25/23	642
1,350		Series 2003-81, Class LC, 4.500%, 09/25/18	1,440
5,207		Series 2003-83, Class PG, 5.000%, 06/25/23	5,540
2,720		Series 2003-86, Class KR, 4.500%, 09/25/16	2,805
1,014		Series 2003-91, Class SD, IF, 12.107%, 09/25/33	1,093
293		Series 2003-92, Class SH, IF, 9.211%, 09/25/18	289
2,260		Series 2003-106, Class US, IF, 8.721%, 11/25/23	2,191
302		Series 2003-106, Class WS, IF, 9.275%, 02/25/23	300
543		Series 2003-113, Class PC, 4.000%, 03/25/15	550
4,632		Series 2003-116, Class SB, IF, IO, 7.364%, 11/25/33	621
5,137		Series 2003-117, Class JB, 3.500%, 06/25/33	5,191
1,507		Series 2003-122, Class TE, 5.000%, 12/25/22	1,613
1,212		Series 2003-128, Class KE, 4.500%, 01/25/14	1,273
856		Series 2003-128, Class NG, 4.000%, 01/25/19	884
808		Series 2003-130, Class SX, IF, 11.166%, 01/25/34	870
724		Series 2003-132, Class OA, PO, 08/25/33	646
3,829		Series 2004-4, Class QI, IF, IO, 6.864%, 06/25/33	418
362		Series 2004-4, Class QM, IF, 13.728%, 06/25/33	397
2,020		Series 2004-10, Class SC, HB, IF, 27.656%, 02/25/34	2,534
1,988		Series 2004-14, Class SD, IF, 8.721%, 03/25/34	1,906
1,655		Series 2004-21, Class CO, PO, 04/25/34	1,044
568		Series 2004-22, Class A, 4.000%, 04/25/19	573
1,130		Series 2004-25, Class PC, 5.500%, 01/25/34	1,229
3,712		Series 2004-25, Class SA, IF, 18.876%, 04/25/34	4,282
7,708		Series 2004-27, Class HB, 4.000%, 05/25/19	7,912
753		Series 2004-36, Class PC, 5.500%, 02/25/34	818
3,144		Series 2004-36, Class SA, IF, 18.876%, 05/25/34	3,575
1,411		Series 2004-36, Class SN, IF, 13.728%, 07/25/33	1,537
4,281		Series 2004-37, Class AG, 4.500%, 11/25/32	4,509
5,565		Series 2004-46, Class HS, IF, IO, 5.764%, 05/25/30	286
1,481		Series 2004-46, Class QB, HB, IF, 23.056%, 05/25/34	1,757
4,927		Series 2004-46, Class SK, IF, 15.851%, 05/25/34	5,211
1,216		Series 2004-51, Class SY, IF, 13.768%, 07/25/34	1,348
942		Series 2004-53, Class NC, 5.500%, 07/25/24	1,012
2,427		Series 2004-59, Class BG, PO, 12/25/32	2,158
238		Series 2004-61, Class SK, IF, 8.500%, 11/25/32	237
1,997		Series 2004-70, Class JA, 4.500%, 10/25/19	2,048
793		Series 2004-76, Class CL, 4.000%, 10/25/19	825
1,540		Series 2004-79, Class SP, IF, 19.151%, 11/25/34	1,755
377		Series 2004-81, Class AC, 4.000%, 11/25/19	391
912		Series 2004-92, Class JO, PO, 12/25/34	913
1,126		Series 2005-28, Class JA, 5.000%, 04/25/35	1,127
489		Series 2005-47, Class AN, 5.000%, 12/25/16	501
1,254		Series 2005-52, Class PA, 6.500%, 06/25/35	1,355
5,055		Series 2005-56, Class S, IF, IO, 6.474%, 07/25/35	482
1,665		Series 2005-59, Class PC, 5.500%, 03/25/31	1,771
833		Series 2005-66, Class SG, IF, 16.785%, 07/25/35	947
1,324		Series 2005-68, Class BC, 5.250%, 06/25/35	1,421
3,975		Series 2005-68, Class PG, 5.500%, 08/25/35	4,310
1,927		Series 2005-68, Class UC, 5.000%, 06/25/35	2,050
1,725		Series 2005-74, Class CS, IF, 19.371%, 05/25/35	2,040
18,862		Series 2005-84, Class XM, 5.750%, 10/25/35	20,608
871		Series 2005-98, Class GO, PO, 11/25/35	801
3,425		Series 2005-109, Class PC, 6.000%, 12/25/35	3,745
16,441		Series 2005-110, Class GJ, 5.500%, 11/25/30	17,360
14,556		Series 2005-110, Class GK, 5.500%, 08/25/34	15,724
4,326		Series 2005-110, Class GL, 5.500%, 12/25/35	4,587
2,997		Series 2005-110, Class MN, 5.500%, 06/25/35	3,258
2,911		Series 2005-116, Class PB, 6.000%, 04/25/34	3,143
3,000		Series 2005-118, Class PN, 6.000%, 01/25/32	3,252
437		Series 2005-123, Class LO, PO, 01/25/36	409
1,378		Series 2006-15, Class OT, PO, 01/25/36	1,295
1,512		Series 2006-16, Class OA, PO, 03/25/36	1,366
1,449		Series 2006-22, Class AO, PO, 04/25/36	1,248
652		Series 2006-23, Class KO, PO, 04/25/36	591
3,149		Series 2006-39, Class WC, 5.500%, 01/25/36	3,413
591		Series 2006-42, Class CF, VAR, 0.686%, 06/25/36	587
3,810		Series 2006-44, Class GO, PO, 06/25/36	3,335
10,575		Series 2006-44, Class P, PO, 12/25/33	9,080
2,000		Series 2006-46, Class UC, 5.500%, 12/25/35	2,167
656		Series 2006-53, Class JO, PO, 06/25/36	625
8,792		Series 2006-53, Class US, IF, IO, 6.344%, 06/25/36	875
2,447		Series 2006-56, Class PO, PO, 07/25/36	2,125
4,426		Series 2006-58, Class AP, PO, 07/25/36	3,848
532		Series 2006-58, Class FL, VAR, 0.696%, 07/25/36	529
1,706		Series 2006-58, Class PO, PO, 07/25/36	1,486
4,197		Series 2006-59, Class QO, PO, 01/25/33	3,814
2,496		Series 2006-60, Class DZ, 6.500%, 07/25/36	2,831
2,569		Series 2006-65, Class QO, PO, 07/25/36	2,250
1,984		Series 2006-71, Class IC, IO, 6.000%, 04/25/17	262
733		Series 2006-72, Class TO, PO, 08/25/36	637
6,205		Series 2006-77, Class PC, 6.500%, 08/25/36	6,952
2,141		Series 2006-79, Class DO, PO, 08/25/36	1,864
1,309		Series 2006-90, Class AO, PO, 09/25/36	1,170
671		Series 2006-109, Class PO, PO, 11/25/36	592
7,497		Series 2006-110, Class PO, PO, 11/25/36	6,437
644		Series 2006-111, Class EO, PO, 11/25/36	579
3,457		Series 2006-118, Class A2, VAR, 0.296%, 12/25/36	3,306
1,419		Series 2006-119, Class PO, PO, 12/25/36	1,234
10,000		Series 2006-124, Class HB, VAR, 6.018%, 11/25/36	10,631
1,000		Series 2006-128, Class BP, 5.500%, 01/25/37	1,074
3,426		Series 2006-130, Class GI, IO, 6.500%, 07/25/32	522
13,149		Series 2007-7, Class SG, IF, IO, 6.264%, 08/25/36	656
13,761		Series 2007-14, Class ES, IF, IO, 6.204%, 03/25/37	1,347
816		Series 2007-15, Class NO, PO, 03/25/22	766
8,265		Series 2007-16, Class FC, VAR, 0.986%, 03/25/37	7,715
1,376		Series 2007-42, Class AO, PO, 05/25/37	1,226
1,547		Series 2007-48, Class PO, PO, 05/25/37	1,380
7,040		Series 2007-54, Class FA, VAR, 0.636%, 06/25/37	6,946
18,762		Series 2007-60, Class AX, IF, IO, 6.914%, 07/25/37	2,530
1,420		Series 2007-77, Class FG, VAR, 0.736%, 03/25/37	1,403
2,000		Series 2007-79, Class PB, 5.000%, 04/25/29	2,121
2,100		Series 2007-79, Class PC, 5.000%, 01/25/32	2,232
1,000		Series 2007-81, Class GE, 6.000%, 08/25/37	1,097
2,000		Series 2007-84, Class PD, 6.000%, 08/25/32	2,161
5,000		Series 2007-84, Class PG, 6.000%, 12/25/36	5,504
10,785		Series 2007-88, Class VI, IF, IO, 6.304%, 09/25/37	1,084
7,607		Series 2007-91, Class ES, IF, IO, 6.224%, 10/25/37	924
5,061		Series 2007-97, Class KI, IO, 7.000%, 05/25/33	983
931		Series 2007-97, Class MS, IF, 14.234%, 12/25/31	991
3,510		Series 2007-106, Class A7, VAR, 6.168%, 10/25/37	3,744
13,563		Series 2007-116, Class HI, IO, VAR, 6.599%, 01/25/38	1,111
801		Series 2007-118, Class IO, IO, 6.000%, 06/25/36	67
7,775		Series 2008-1, Class BI, IF, IO, 5.674%, 02/25/38	726
5,343		Series 2008-10, Class XI, IF, IO, 5.994%, 03/25/38	495
7,549		Series 2008-16, Class IS, IF, IO, 5.964%, 03/25/38	723
4,000		Series 2008-19, Class IC, IO, 5.000%, 03/25/23	358
1,000		Series 2008-24, Class DY, 5.000%, 04/25/23	1,075
3,207		Series 2008-27, Class SN, IF, IO, 6.664%, 04/25/38	328
18,107		Series 2008-35, Class AI, IO, VAR, 0.827%, 01/25/12	204
3,034		Series 2008-39, Class CI, IO, 4.500%, 05/25/18	257
1,524		Series 2008-42, Class AO, PO, 09/25/36	1,400
405		Series 2008-44, Class PO, PO, 05/25/38	358
4,951		Series 2008-47, Class SI, IF, IO, 6.264%, 06/25/23	470
7,559		Series 2008-53, Class CI, IF, IO, 6.964%, 07/25/38	804
1,234		Series 2008-59, Class IG, IO, 5.500%, 11/25/34	76
10,525		Series 2008-80, Class SA, IF, IO, 5.614%, 09/25/38	967
6,327		Series 2008-81, Class SB, IF, IO, 5.614%, 09/25/38	574
13,426		Series 2009-6, Class GS, IF, IO, 6.314%, 02/25/39	1,228
4,021		Series 2009-9, Class IO, IO, 5.000%, 02/25/24	345
3,325		Series 2009-18, Class IO, IO, 5.000%, 03/25/24	302
2,500		Series 2009-19, Class IP, IO, 5.500%, 10/25/36	652
11,000		Series 2009-99, Class SC, IF, IO, 5.935%, 12/25/39	978
1		Series G-17, Class S, HB, VAR, 1,055.166%, 06/25/21	24
69		Series G-28, Class S, IF, 14.850%, 09/25/21	84
58		Series G-35, Class M, 8.750%, 10/25/21	67
23		Series G-51, Class SA, HB, IF, 21.362%, 12/25/21	34
58		Series G92-15, Class Z, 7.000%, 01/25/22	60
–	(h)	Series G92-27, Class SQ, HB, IF, 11,737.650%, 05/25/22	4
304		Series G92-35, Class E, 7.500%, 07/25/22	341
–	(h)	Series G92-35, Class G, HB, 1,184.775%, 07/25/22	7
37		Series G92-42, Class Z, 7.000%, 07/25/22	41
1,466		Series G92-44, Class ZQ, 8.000%, 07/25/22	1,629
47		Series G92-52, Class FD, VAR, 0.271%, 09/25/22	46
399		Series G92-54, Class ZQ, 7.500%, 09/25/22	448
49		Series G92-59, Class F, VAR, 1.972%, 10/25/22	49
98		Series G92-61, Class Z, 7.000%, 10/25/22	108
72		Series G92-62, Class B, PO, 10/25/22	63
326		Series G93-1, Class KA, 7.900%, 01/25/23	374
73		Series G93-5, Class Z, 6.500%, 02/25/23	81
94		Series G93-14, Class J, 6.500%, 03/25/23	103
221		Series G93-17, Class SI, IF, 6.000%, 04/25/23	220
213		Series G93-27, Class FD, VAR, 1.130%, 08/25/23	213
53		Series G93-37, Class H, PO, 09/25/23	47
79		Series G95-1, Class C, 8.800%, 01/25/25	92
		Federal National Mortgage Association STRIPS,
9		Series 23, Class 2, IO, 10.000%, 09/01/17	2
1		Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
36		Series 218, Class 2, IO, 7.500%, 04/01/23	6
30		Series 265, Class 2, 9.000%, 03/01/24	34
815		Series 329, Class 1, PO, 01/01/33	721
2,477		Series 339, Class 18, IO, 4.500%, 07/01/18	204
3,696		Series 339, Class 21, IO, 4.500%, 07/01/18	312
1,546		Series 339, Class 28, IO, 5.500%, 07/01/18	157
1,295		Series 345, Class 6, IO, VAR, 5.000%, 12/01/33	164
2,926		Series 351, Class 7, IO, VAR, 5.000%, 04/01/34	358
1,706		Series 355, Class 11, IO, 6.000%, 07/01/34	233
1,188		Series 355, Class 31, IO, VAR, 4.500%, 12/01/18	101
5,239		Series 365, Class 8, IO, 5.500%, 05/01/36	718
760		Series 368, Class 3, IO, 4.500%, 11/01/20	69
3,045		Series 374, Class 5, IO, 5.500%, 08/01/36	423
2,073		Series 383, Class 32, IO, 6.000%, 01/01/38	284
5,434		Series 383, Class 33, IO, 6.000%, 01/01/38	738
1,537		Series 393, Class 6, IO, 5.500%, 04/25/37	188
		Federal National Mortgage Association Whole Loan,
170		Series 2002-W5, Class A10, IF, IO, 7.864%, 11/25/30	5
1,511		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	1,650
544		Series 2003-W1, Class 2A, 7.500%, 12/25/42	614
260		Series 2003-W4, Class 2A, 6.500%, 10/25/42	283
471		Series 2004-W1, Class 2A2, 7.000%, 12/25/33	524
2,680		Series 2004-W15, Class 2AF, VAR, 0.486%, 08/25/44	2,538
1,795		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	1,980
2,558		Series 2005-W3, Class 2AF, VAR, 0.456%, 03/25/45	2,428
2,814		Series 2006-W2, Class 1AF1, VAR, 0.456%, 02/25/36	2,709
405		Series 2007-W7, Class 1A4, HB, IF, 37.764%, 07/25/37	716
		Government National Mortgage Association,
1,107		Series 1994-3, Class PQ, 7.488%, 07/16/24	1,211
666		Series 1994-4, Class KQ, 7.988%, 07/16/24	737
3,648		Series 1994-7, Class PQ, 6.500%, 10/16/24	4,023
539		Series 1996-16, Class E, 7.500%, 08/16/26	572
833		Series 1997-8, Class PN, 7.500%, 05/16/27	892
195		Series 1997-11, Class D, 7.500%, 07/20/27	202
431		Series 1998-26, Class K, 7.500%, 09/17/25	473
2,406		Series 1999-4, Class ZB, 6.000%, 02/20/29	2,627
2,152		Series 1999-10, Class ZC, 6.500%, 04/20/29	2,353
117		Series 1999-15, Class E, 6.500%, 01/16/29	119
368		Series 1999-30, Class S, IF, IO, 8.361%, 08/16/29	54
25		Series 1999-33, Class SM, IF, 9.200%, 09/16/29	28
448		Series 1999-40, Class ZW, 7.500%, 11/20/29	500
657		Series 1999-41, Class Z, 8.000%, 11/16/29	724
200		Series 1999-44, Class PC, 7.500%, 12/20/29	228
4,123		Series 1999-44, Class ZC, 8.500%, 12/16/29	4,548
665		Series 1999-44, Class ZG, 8.000%, 12/20/29	732
491		Series 2000-6, Class Z, 7.500%, 02/20/30	536
263		Series 2000-9, Class Z, 8.000%, 06/20/30	290
2,741		Series 2000-9, Class ZJ, 8.500%, 02/16/30	3,037
475		Series 2000-12, Class ST, HB, IF, 38.283%, 02/16/30	906
606		Series 2000-14, Class PD, 7.000%, 02/16/30	667
163		Series 2000-16, Class ZN, 7.500%, 02/16/30	180
3,712		Series 2000-21, Class Z, 9.000%, 03/16/30	4,280
626		Series 2000-26, Class TZ, 8.500%, 09/20/30	678
182		Series 2000-26, Class Z, 7.750%, 09/20/30	200
35		Series 2000-30, Class ST, IF, 11.050%, 12/16/22	40
524		Series 2000-31, Class Z, 9.000%, 10/20/30	524
161		Series 2000-34, Class SG, IF, IO, 8.293%, 10/20/30	29
297		Series 2000-35, Class ZA, 9.000%, 11/20/30	337
45		Series 2000-36, Class IK, IO, 9.000%, 11/16/30	10
214		Series 2000-37, Class B, 8.000%, 12/20/30	233
118		Series 2000-38, Class AH, 7.150%, 12/20/30	118
268		Series 2001-4, Class SJ, IF, IO, 7.913%, 01/19/30	40
340		Series 2001-6, Class SD, IF, IO, 8.311%, 03/16/31	68
540		Series 2001-7, Class PK, 6.500%, 03/20/31	586
1,473		Series 2001-8, Class Z, 6.500%, 03/20/31	1,614
25		Series 2001-32, Class WA, IF, 19.534%, 07/20/31	33
390		Series 2001-35, Class SA, IF, IO, 8.011%, 08/16/31	66
315		Series 2001-36, Class S, IF, IO, 7.811%, 08/16/31	49
1,884		Series 2001-64, Class MQ, 6.500%, 12/20/31	2,009
375		Series 2002-3, Class SP, IF, IO, 7.151%, 01/16/32	57
640		Series 2002-7, Class PG, 6.500%, 01/20/32	691
1,690		Series 2002-24, Class AG, IF, IO, 7.711%, 04/16/32	258
158		Series 2002-24, Class SB, IF, 11.567%, 04/16/32	177
4,106		Series 2002-31, Class SE, IF, IO, 7.261%, 04/16/30	623
1,268		Series 2002-40, Class UK, 6.500%, 06/20/32	1,389
66		Series 2002-41, Class SV, IF, 9.000%, 06/16/32	69
4,858		Series 2002-45, Class QE, 6.500%, 06/20/32	5,327
1,765		Series 2002-47, Class PG, 6.500%, 07/16/32	1,937
3,142		Series 2002-47, Class ZA, 6.500%, 07/20/32	3,442
88		Series 2002-51, Class SG, HB, IF, 31.475%, 04/20/31	131
2,686		Series 2002-52, Class GH, 6.500%, 07/20/32	2,950
778		Series 2002-54, Class GB, 6.500%, 08/20/32	854
896		Series 2002-70, Class AV, 6.000%, 03/20/12	935
2,537		Series 2002-70, Class PS, IF, IO, 7.463%, 08/20/32	202
949		Series 2002-75, Class PB, 6.000%, 11/20/32	1,047
575		Series 2002-79, Class KV, 6.000%, 11/20/13	582
1,204		Series 2002-80, Class EZ, 7.000%, 01/20/32	1,230
993		Series 2002-88, Class VA, 6.000%, 12/20/17	1,013
997		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	48
666		Series 2003-4, Class NY, 5.500%, 12/20/13	715
2,015		Series 2003-11, Class SK, IF, IO, 7.461%, 02/16/33	329
900		Series 2003-12, Class SP, IF, IO, 7.463%, 02/20/33	117
205		Series 2003-24, Class PO, PO, 03/16/33	187
1,319		Series 2003-40, Class TC, 7.500%, 03/20/33	1,428
1,319		Series 2003-40, Class TJ, 6.500%, 03/20/33	1,474
753		Series 2003-46, Class MG, 6.500%, 05/20/33	842
1,394		Series 2003-46, Class TC, 6.500%, 03/20/33	1,559
724		Series 2003-52, Class AP, PO, 06/16/33	641
2,150		Series 2003-58, Class BE, 6.500%, 01/20/33	2,328
1,956		Series 2003-76, Class LS, IF, IO, 6.963%, 09/20/31	146
243		Series 2003-90, Class PO, PO, 10/20/33	202
787		Series 2003-98, Class PC, 5.000%, 02/20/29	807
3,115		Series 2003-112, Class SA, IF, IO, 6.311%, 12/16/33	295
3,000		Series 2003-112, Class TS, IF, IO, 6.713%, 10/20/32	462
9,035		Series 2004-11, Class SW, IF, IO, 5.263%, 02/20/34	730
1,402		Series 2004-15, Class SA, IF, 19.012%, 12/20/32	1,530
849		Series 2004-28, Class S, IF, 19.006%, 04/16/34	970
980		Series 2004-68, Class PO, PO, 05/20/31	926
11,409		Series 2004-68, Class SA, IF, IO, 6.563%, 05/20/31	723
381		Series 2004-73, Class AE, IF, 14.365%, 08/17/34	429
5,471		Series 2004-90, Class SI, IF, IO, 5.863%, 10/20/34	519
4,230		Series 2005-3, Class SB, IF, IO, 5.863%, 01/20/35	407
10,095		Series 2005-17, Class SL, IF, IO, 6.463%, 07/20/34	846
781		Series 2005-35, Class FL, VAR, 0.587%, 03/20/32	764
623		Series 2005-39, Class KI, IO, 5.500%, 03/20/34	52
3,196		Series 2005-58, Class NI, IO, 5.500%, 08/20/35	646
916		Series 2005-68, Class DP, IF, 15.861%, 06/17/35	1,073
12,387		Series 2005-68, Class KI, IF, IO, 6.063%, 09/20/35	1,469
1,356		Series 2005-69, Class SY, IF, IO, 6.513%, 11/20/33	181
2,144		Series 2005-91, Class PI, IO, 6.000%, 12/20/35	248
1,208		Series 2006-16, Class OP, PO, 03/20/36	1,103
1,429		Series 2006-28, Class GO, PO, 03/20/35	1,310
4,329		Series 2006-38, Class SW, IF, IO, 6.263%, 06/20/36	408
3,785		Series 2006-59, Class SD, IF, IO, 6.463%, 10/20/36	289
8,580		Series 2006-65, Class SA, IF, IO, 6.563%, 11/20/36	828
4,489		Series 2007-9, Class DI, IF, IO, 6.273%, 03/20/37	328
8,546		Series 2007-17, Class JI, IF, IO, 6.571%, 04/16/37	765
916		Series 2007-17, Class JO, PO, 04/16/37	808
6,553		Series 2007-19, Class SD, IF, IO, 5.963%, 04/20/37	562
6,897		Series 2007-26, Class SC, IF, IO, 5.963%, 05/20/37	591
4,060		Series 2007-27, Class SA, IF, IO, 5.963%, 05/20/37	358
1,698		Series 2007-28, Class BO, PO, 05/20/37	1,418
804		Series 2007-35, Class TO, PO, 04/20/35	759
4,216		Series 2007-36, Class SE, IF, IO, 6.231%, 06/16/37	419
11,373		Series 2007-40, Class SB, IF, IO, 6.513%, 07/20/37	1,092
6,830		Series 2007-42, Class SB, IF, IO, 6.513%, 07/20/37	646
2,500		Series 2007-47, Class PH, 6.000%, 07/16/37	2,763
3,081		Series 2007-49, Class NO, PO, 12/20/35	2,852
6,023		Series 2007-50, Class AI, IF, IO, 6.538%, 08/20/37	606
835		Series 2007-53, Class SW, IF, 19.495%, 09/20/37	959
2,068		Series 2007-57, Class PO, PO, 03/20/37	1,798
4,461		Series 2007-57, Class QA, IF, IO, 6.263%, 10/20/37	438
6,901		Series 2007-71, Class SB, IF, IO, 6.463%, 07/20/36	766
4,506		Series 2007-72, Class US, IF, IO, 6.313%, 11/20/37	387
4,564		Series 2007-73, Class MI, IF, IO, 5.763%, 11/20/37	389
8,591		Series 2007-76, Class SA, IF, IO, 6.293%, 11/20/37	651
4,525		Series 2007-79, Class SY, IF, IO, 6.313%, 12/20/37	388
2,698		Series 2007-81, Class SP, IF, IO, 6.413%, 12/20/37	282
4,851		Series 2007-82, Class SA, IF, IO, 6.293%, 12/20/37	372
2,345		Series 2008-2, Class MS, IF, IO, 6.921%, 01/16/38	259
9,380		Series 2008-2, Class NS, IF, IO, 6.301%, 01/16/38	805
4,657		Series 2008-10, Class S, IF, IO, 5.593%, 02/20/38	311
1,959		Series 2008-23, Class IO, IO, 6.000%, 02/20/37	199
3,412		Series 2008-25, Class SB, IF, IO, 6.663%, 03/20/38	355
2,048		Series 2008-32, Class PI, IO, 5.500%, 10/16/37	251
6,589		Series 2008-36, Class SH, IF, IO, 6.063%, 04/20/38	522
16,522		Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	2,025
6,340		Series 2008-41, Class SA, IF, IO, 6.103%, 05/20/38	571
4,315		Series 2008-55, Class SA, IF, IO, 5.963%, 06/20/38	367
1,823		Series 2008-60, Class PO, PO, 01/20/38	1,573
2,548		Series 2008-71, Class SC, IF, IO, 5.763%, 08/20/38	201
4,516		Series 2008-93, Class AS, IF, IO, 5.463%, 12/20/38	346
9,421		Series 2009-6, Class SA, IF, IO, 5.861%, 02/16/39	803
3,961		Series 2009-10, Class SL, IF, IO, 6.261%, 03/16/34	264
3,000		Series 2009-12, Class IE, IO, 5.500%, 03/20/39	761
4,871		Series 2009-14, Class KI, IO, 6.500%, 03/20/39	599
4,209		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	487
11,436		Series 2009-22, Class SA, IF, IO, 6.033%, 04/20/39	1,032
3,625		Series 2009-25, Class SE, IF, IO, 7.363%, 09/20/38	424
3,352		Series 2009-33, Class CI, IO, 5.500%, 05/20/39	439
3,077		Series 2009-33, Class TI, IO, 6.000%, 05/20/39	453
3,316		Series 2009-38, Class IO, IO, 5.000%, 09/16/31	370
5,698		Series 2009-43, Class SA, IF, IO, 5.713%, 06/20/39	428
14,525		Series 2009-61, Class ES, IF, IO, 6.513%, 03/20/39	1,764
4,399		Series 2009-65, Class IQ, IO, 6.000%, 12/20/38	573
		Vendee Mortgage Trust,
827		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	878
1,508		Series 1994-1, Class 2ZB, 6.500%, 02/15/24	1,578
1,242		Series 1996-1, Class 1Z, 6.750%, 02/15/26	1,343
873		Series 1996-2, Class 1Z, 6.750%, 06/15/26	941
1,719		Series 1997-1, Class 2Z, 7.500%, 02/15/27	1,915
2,098		Series 1998-1, Class 2E, 7.000%, 03/15/28	2,299
3,180		Series 1999-1, Class 2Z, 6.500%, 01/15/29	3,443

			955,745

		Non-Agency CMO — 14.4%
4,000		ABN AMRO Mortgage Corp., Series 2003-8, Class A3, 4.500%, 06/25/33	3,698
1,021		American General Mortgage Loan Trust, Series 2006-1, Class A2, VAR, 5.750%, 12/25/35 (e)	1,011
7,278		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, VAR, 4.848%, 09/25/35	3,300
		ASG Resecuritization Trust,
2,572		Series 2009-1, Class A60, VAR, 5.619%, 06/26/37 (e)	2,572
5,040		Series 2009-2, Class A55, VAR, 5.806%, 05/24/36 (e)	5,040
9,689		Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	9,543
10,987		Series 2009-4, Class A60, 6.000%, 06/28/37 (e)	10,878
		Banc of America Alternative Loan Trust,
441		Series 2003-2, Class PO, PO, 04/25/33	236
1,299		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	1,316
606		Series 2003-11, Class PO, PO, 01/25/34	341
453		Series 2004-6, Class 15PO, PO, 07/25/19	325
2,141		Series 2005-5, Class 1CB1, 5.500%, 06/25/35	1,488
8,031		Series 2005-6, Class CBIO, IO, 5.500%, 07/25/35	935
1,662		Series 2006-4, Class 1A4, 6.000%, 05/25/46	673
		Banc of America Funding Corp.,
1,680		Series 2003-3, Class 1A33, 5.500%, 10/25/33	1,663
928		Series 2004-1, Class PO, PO, 03/25/34	666
2,541		Series 2004-2, Class 30PO, PO, 09/20/34	1,775
2,116		Series 2004-3, Class 1A7, 5.500%, 10/25/34	2,099
2,386		Series 2005-6, Class 2A7, 5.500%, 10/25/35	1,773
1,967		Series 2005-7, Class 30PO, PO, 11/25/35	1,410
1,298		Series 2005-8, Class 30PO, PO, 01/25/36	768
3,160		Series 2005-E, Class 4A1, VAR, 3.327%, 03/20/35	2,172
1,139		Series 2006-A, Class 3A2, VAR, 5.799%, 02/20/36	666
		Banc of America Mortgage Securities, Inc.,
739		Series 2003-3, Class 2A1, VAR, 0.786%, 05/25/18	701
312		Series 2003-7, Class A2, 4.750%, 09/25/18	320
583		Series 2003-8, Class APO, PO, 11/25/33	438
8,175		Series 2004-3, Class 15IO, IO, VAR, 0.220%, 04/25/19	34
314		Series 2004-4, Class APO, PO, 05/25/34	239
3,241		Series 2004-5, Class 2A2, 5.500%, 06/25/34	2,336
856		Series 2004-6, Class 2A5, PO, 07/25/34	481
1,407		Series 2004-6, Class APO, PO, 07/25/34	1,024
152		Series 2004-8, Class 5PO, PO, 05/25/32	96
163		Series 2004-8, Class XPO, PO, 10/25/34	112
657		Series 2004-A, Class 2A2, VAR, 5.429%, 02/25/34	588
529		Series 2004-E, Class 2A5, VAR, 4.158%, 06/25/34	524
2,350		Series 2004-J, Class 3A1, VAR, 5.092%, 11/25/34	1,978
1,975		Series 2005-10, Class 1A6, 5.500%, 11/25/35	1,345
595		Series 2005-A, Class 2A1, VAR, 4.444%, 02/25/35	459
		BCAP LLC Trust,
2,000		Series 2009-RR13, Class 11A1, VAR, 5.250%, 05/26/37 (e)	2,000
2,227		Series 2009-RR5, Class 8A1, 5.500%, 11/26/34 (e)	2,160
		Bear Stearns Adjustable Rate Mortgage Trust,
631		Series 2003-7, Class 3A, VAR, 4.948%, 10/25/33 (i)	582
1,357		Series 2004-1, Class 12A1, VAR, 4.368%, 04/25/34	1,203
8,170		Series 2006-1, Class A1, VAR, 4.625%, 02/25/36	6,824
		Citicorp Mortgage Securities, Inc.,
223		Series 1993-14, Class A3, VAR, 1.450%, 11/25/23	216
4,419		Series 2004-1, Class 3A1, 4.750%, 01/25/34	4,429
3,016		Series 2004-5, Class 2A5, 4.500%, 08/25/34	3,009
781		Series 2005-5, Class APO, PO, 08/25/35	558
978		Series 2005-8, Class APO, PO, 11/25/35	723
		Citigroup Mortgage Loan Trust, Inc.,
1,807		Series 2003-1, Class 2A5, 5.250%, 10/25/33	1,832
474		Series 2003-1, Class 2A6, PO, 10/25/33	244
631		Series 2003-1, Class PO2, PO, 10/25/33	418
572		Series 2003-1, Class PO3, PO, 09/25/33	381
415		Series 2003-UP3, Class A3, 7.000%, 09/25/33	410
2,269		Series 2003-UST1, Class A1, 5.500%, 12/25/18	2,322
714		Series 2003-UST1, Class PO1, PO, 12/25/18	559
336		Series 2003-UST1, Class PO3, PO, 12/25/18	273
1,131		Series 2004-UST1, Class A6, VAR, 5.073%, 08/25/34	1,108
671		Series 2005-1, Class 2A1A, VAR, 4.504%, 04/25/35	358
809		Series 2005-5, Class 1A2, VAR, 5.208%, 08/25/35	483
1,500		Series 2009-10, Class 2A1A, 7.000%, 12/25/35 (e)	1,500
		Countrywide Alternative Loan Trust,
989		Series 2002-8, Class A4, 6.500%, 07/25/32	939
147		Series 2002-17, Class A7, 2.500%, 01/25/33	139
10,409		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	6,158
3,500		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	2,686
1,239		Series 2005-5R, Class A1, 5.250%, 12/25/18	1,131
6,062		Series 2005-1CB, Class 1A6, IF, IO, 6.864%, 03/25/35	761
7,807		Series 2005-20CB, Class 3A8, IF, IO, 4.514%, 07/25/35	572
20,403		Series 2005-22T1, Class A2, IF, IO, 4.834%, 06/25/35	1,586
1,488		Series 2005-26CB, Class A10, IF, 12.622%, 07/25/35	1,486
6,850		Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	5,019
444		Series 2005-28CB, Class 3A5, 6.000%, 08/25/35	394
13,342		Series 2005-37T1, Class A2, IF, IO, 4.814%, 09/25/35	1,123
6,084		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	4,436
17,211		Series 2005-54CB, Class 1A2, IF, IO, 4.614%, 11/25/35	1,552
4,473		Series 2005-57CB, Class 3A2, IF, IO, 4.864%, 12/25/35	382
2,142		Series 2005-64CB, Class 1A9, 5.500%, 12/25/35	1,148
16,862		Series 2005-J1, Class 1A4, IF, IO, 4.864%, 02/25/35	1,424
6,000		Series 2006-26CB, Class A9, 6.500%, 09/25/36	4,324
3,000		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	744
		Countrywide Home Loan Mortgage Pass-Through Trust,
1,289		Series 2003-8, Class A4, 4.500%, 05/25/18	1,261
3,296		Series 2003-26, Class 1A6, 3.500%, 08/25/33	2,773
337		Series 2003-34, Class A11, 5.250%, 09/25/33	330
753		Series 2003-44, Class A9, PO, 10/25/33	482
121		Series 2003-J2, Class A17, IF, IO, 7.164%, 04/25/33	6
2,055		Series 2003-J7, Class 4A3, IF, 9.468%, 08/25/18	1,607
989		Series 2004-7, Class 2A1, VAR, 3.424%, 06/25/34	938
2,152		Series 2004-8, Class 2A1, 4.500%, 06/25/19	2,147
416		Series 2004-HYB1, Class 2A, VAR, 4.348%, 05/20/34	330
1,440		Series 2004-HYB3, Class 2A, VAR, 3.651%, 06/20/34	958
1,252		Series 2004-HYB6, Class A3, VAR, 3.628%, 11/20/34	964
1,882		Series 2004-J8, Class 1A2, 4.750%, 11/25/19	1,905
3,853		Series 2005-16, Class A23, 5.500%, 09/25/35	3,177
5,824		Series 2005-22, Class 2A1, VAR, 5.209%, 11/25/35	3,777
2,523		Credit Suisse Mortgage Capital Certificates, Series 2009-12R, Class 7A1, 5.500%, 10/27/35 (e)	2,516
		CS First Boston Mortgage Securities Corp.,
1,003		Series 2003-1, Class DB1, 6.564%, 02/25/33	824
846		Series 2003-17, Class 2A1, 5.000%, 07/25/18	837
2,620		Series 2003-25, Class 1P, PO, 10/25/33	1,887
508		Series 2004-5, Class 5P, PO, 08/25/19	401
1,651		Series 2005-4, Class 3A18, 5.500%, 06/25/35	862
1,710		Series 2005-4, Class 3A22, 5.500%, 06/25/35	521
1,837		Series 2005-4, Class 3A23, 5.500%, 06/25/35	615
2,704		Deutsche Mortgage Securities, Inc., Series 2009-RS3, Class A1, 5.250%, 08/26/35 (e)	2,619
35		First Boston Mortgage Securities Corp. 1987 STRIPS, Series C, Class PO, PO, 04/25/17	31
		First Horizon Alternative Mortgage Securities,
1,593		Series 2004-AA4, Class A1, VAR, 2.879%, 10/25/34	1,259
2,152		Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	1,439
4,288		Series 2007-FA4, Class 1A2, IF, IO, 5.414%, 08/25/37	346
		First Horizon Asset Securities, Inc.,
757		Series 2003-3, Class 1A4, 3.900%, 05/25/33	718
2,805		Series 2003-9, Class 1A6, 5.500%, 11/25/33	2,330
1,606		Series 2004-AR2, Class 2A1, VAR, 3.024%, 05/25/34	1,531
1,877		Series 2004-AR7, Class 2A1, VAR, 4.835%, 02/25/35	1,723
2,922		Series 2005-AR1, Class 2A2, VAR, 5.008%, 04/25/35	2,619
		GMAC Mortgage Corp. Loan Trust,
1,902		Series 2003-AR1, Class A4, VAR, 4.133%, 10/19/33	1,788
1,592		Series 2005-AR3, Class 3A3, VAR, 4.842%, 06/19/35	1,421
5,565		Series 2005-AR3, Class 3A4, VAR, 4.842%, 06/19/35	3,913
		GSMPS Mortgage Loan Trust,
1,486		Series 2001-2, Class A, VAR, 7.500%, 06/19/32 (e)	1,249
7,180		Series 2006-RP2, Class 1AS2, IF, IO, 5.730%, 04/25/36 (e)	636
		GSR Mortgage Loan Trust,
1,808		Series 2004-6F, Class 3A4, 6.500%, 05/25/34	1,672
914		Series 2004-10F, Class 1A1, 4.500%, 08/25/19	919
266		Series 2004-10F, Class 2A1, 5.000%, 08/25/19	260
493		Series 2004-13F, Class 3A3, 6.000%, 11/25/34	306
1,265		Series 2005-4F, Class AP, PO, 05/25/35	847
5,111		Series 2005-7F, Class 3A9, 6.000%, 09/25/35	3,361
4,207		Series 2006-1F, Class 2A4, 6.000%, 02/25/36	1,617
5,000		Series 2007-1F, Class 2A4, 5.500%, 01/25/37	3,941
29,258		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.504%, 08/25/35	293
		JP Morgan Mortgage Trust,
4,659		Series 2006-A2, Class 4A1, VAR, 4.055%, 08/25/34	4,141
1,226		Series 2006-A3, Class 6A1, VAR, 3.999%, 08/25/34	1,051
		Lehman Mortgage Trust,
2,048		Series 2006-2, Class 1A1, VAR, 6.462%, 04/25/36	1,803
2,000		Series 2008-2, Class 1A6, 6.000%, 03/25/38	1,425
		MASTR Adjustable Rate Mortgages Trust,
208		Series 2004-4, Class 2A1, VAR, 3.593%, 05/25/34	109
2,337		Series 2004-13, Class 2A1, VAR, 3.083%, 04/21/34	2,178
10,275		Series 2004-13, Class 3A6, VAR, 3.096%, 11/21/34	10,053
2,800		Series 2004-13, Class 3A7, VAR, 3.096%, 11/21/34	2,276
482		Series 2004-15, Class 3A1, VAR, 3.939%, 12/25/34	352
		MASTR Alternative Loans Trust,
421		Series 2003-3, Class 1A1, 6.500%, 05/25/33	404
1,892		Series 2003-9, Class 8A1, 6.000%, 01/25/34	1,687
1,442		Series 2004-3, Class 2A1, 6.250%, 04/25/34	1,341
4,229		Series 2004-4, Class 10A1, 5.000%, 05/25/24	4,069
982		Series 2004-6, Class 30PO, PO, 07/25/34	530
1,356		Series 2004-6, Class 7A1, 6.000%, 07/25/34	1,182
726		Series 2004-7, Class 30PO, PO, 08/25/34	414
3,540		Series 2004-8, Class 6A1, 5.500%, 09/25/19	3,436
889		Series 2004-10, Class 1A1, 4.500%, 09/25/19	843
		MASTR Asset Securitization Trust,
512		Series 2003-2, Class 2A1, 4.500%, 03/25/18	488
472		Series 2003-3, Class 4A1, 5.000%, 04/25/18	482
129		Series 2003-4, Class 2A2, 5.000%, 05/25/18	129
814		Series 2003-4, Class 3A2, 5.000%, 05/25/18	812
79		Series 2003-11, Class 6A2, 4.000%, 12/25/33	79
620		Series 2003-12, Class 30PO, PO, 12/25/33	419
421		Series 2004-1, Class 30PO, PO, 02/25/34	288
599		Series 2004-4, Class 3A1, 4.500%, 04/25/19	578
362		Series 2004-6, Class 15PO, PO, 05/25/19	284
1,061		Series 2004-8, Class 1A1, 4.750%, 08/25/19	1,074
362		Series 2004-8, Class PO, PO, 08/25/19	287
184		Series 2004-10, Class 5A1, VAR, 0.636%, 11/25/34	173
1,000		Series 2006-2, Class 1A30, 6.000%, 06/25/36	588
4,882		MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, VAR, 0.586%, 05/25/35 (e)	3,877
6,613		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	4,298
138		Merrill Lynch Trust, Series 47, Class Z, 8.985%, 10/20/20	153
1,036		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.556%, 02/25/35	699
		Nomura Asset Acceptance Corp.,
858		Series 2003-A1, Class A1, 5.500%, 05/25/33	869
413		Series 2003-A1, Class A2, 6.000%, 05/25/33	401
67		Series 2003-A1, Class A5, 7.000%, 04/25/33	61
75		Series 2003-A1, Class A7, 5.000%, 04/25/18	75
873		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	820
		Paine Webber CMO Trust,
7		Series H, Class 4, 8.750%, 04/01/18	8
32		Series P, Class 4, 8.500%, 08/01/19	35
211		RAAC Series, Series 2005-SP1, Class 2A10, 5.250%, 09/25/34	189
		RBSSP Resecuritization Trust,
1,905		Series 2009-9, Class 7A4, 6.000%, 07/26/37 (e)	1,838
1,490		Series 2009-12, Class 14A1, VAR, 5.500%, 03/26/38	1,468
2,500		Series 2009-12, Class 1A1, VAR, 5.700%, 11/26/33	2,472
		Residential Accredit Loans, Inc.,
500		Series 2002-QS16, Class A3, IF, 16.129%, 10/25/17	527
1,458		Series 2002-QS8, Class A5, 6.250%, 06/25/17	1,480
4,832		Series 2003-QR19, Class CB4, 5.750%, 10/25/33	3,388
2,720		Series 2003-QS12, Class A2A, IF, IO, 7.364%, 06/25/18	398
828		Series 2003-QS12, Class A5, IO, 5.000%, 06/25/18	84
5,617		Series 2003-QS14, Class A1, 5.000%, 07/25/18	5,520
1,688		Series 2003-QS18, Class A1, 5.000%, 09/25/18	1,675
3,178		Series 2003-QS19, Class A1, 5.750%, 10/25/33	3,049
1,084		Series 2003-QS3, Class A2, IF, 15.981%, 02/25/18	1,133
1,115		Series 2003-QS3, Class A8, IF, IO, 7.364%, 02/25/18	141
3,012		Series 2003-QS9, Class A3, IF, IO, 7.314%, 05/25/18	436
3,806		Series 2004-QA6, Class NB2, VAR, 4.582%, 12/26/34	2,977
864		Series 2004-QS8, Class A2, 5.000%, 06/25/34	784
1,809		Series 2005-QA7, Class A21, VAR, 4.822%, 07/25/35	1,142
738		Series 2006-QS4, Class A7, IF, 19.961%, 04/25/36	621
		Residential Asset Securitization Trust,
1,309		Series 2003-A13, Class A3, 5.500%, 01/25/34	1,049
186		Series 2003-A14, Class A1, 4.750%, 02/25/19	182
1,026		Series 2005-A11, Class PO, PO, 10/25/35	591
5,132		Series 2005-A2, Class A4, IF, IO, 4.814%, 03/25/35	510
1,886		Series 2006-A4, Class 2A5, 6.000%, 05/25/36	1,065
		Residential Funding Mortgage Securities I,
127		Series 2003-S11, Class A1, 2.500%, 06/25/18	127
592		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	590
1,130		Series 2003-S13, Class A3, 5.500%, 06/25/33	1,028
764		Series 2003-S14, Class A4, PO, 07/25/18	664
2,673		Series 2003-S7, Class A17, 4.000%, 05/25/33	2,495
1,680		Series 2004-S3, Class A1, 4.750%, 03/25/19	1,700
2,606		Series 2004-S6, Class 2A6, PO, 06/25/34	1,940
694		Series 2004-S9, Class 2A1, 4.750%, 12/25/19	635
1,319		Series 2005-SA4, Class 1A1, VAR, 3.770%, 09/25/35	940
506		Series 2007-S2, Class A11, 5.750%, 02/25/37	458
156		Residential Funding Securities LLC, Series 2003-RM2, Class AP-3, PO, 05/25/33	112
235		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	177
5,500		SPST, Series 2009-1, Class A, 0.000%, 06/25/36	5,497
2,826		Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.956%, 06/25/34	2,387
		Structured Asset Securities Corp.,
99		Series 2002-10H, Class 1AP, PO, 05/25/32	71
539		Series 2003-8, Class 1A2, 5.000%, 04/25/18	510
530		Series 2003-31A, Class B1, VAR, 3.450%, 10/25/33 (i)	271
2,377		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	2,327
2,801		Series 2004-20, Class 1A3, 5.250%, 11/25/34	2,751
1,500		Series 2004-5H, Class A4, 5.540%, 12/25/33	1,433
950		Series 2005-6, Class 4A1, 5.000%, 05/25/35	930
750		Series 2005-6, Class 5A8, IF, 13.428%, 05/25/35	655
1,000		Series 2005-10, Class 5A9, 5.250%, 12/25/34	779
		WaMu Mortgage Pass-Through Certificates,
278		Series 2003-AR8, Class A, VAR, 2.852%, 08/25/33	259
928		Series 2003-AR9, Class 2A, VAR, 2.882%, 09/25/33	905
4,351		Series 2003-S10, Class A5, 5.000%, 10/25/18	4,323
478		Series 2003-S10, Class A6, PO, 10/25/18	397
1,057		Series 2003-S11, Class 2A5, IF, 16.401%, 11/25/33	1,043
1,379		Series 2003-S8, Class A6, 4.500%, 09/25/18	1,375
3,094		Series 2003-S9, Class A8, 5.250%, 10/25/33	2,809
676		Series 2003-S9, Class P, PO, 10/25/33	460
2,813		Series 2004-AR14, Class A1, VAR, 4.190%, 01/25/35	2,606
570		Series 2004-AR3, Class A1, VAR, 3.136%, 06/25/34	529
325		Series 2004-AR3, Class A2, VAR, 3.136%, 06/25/34	302
2,262		Series 2004-RS2, Class A4, 5.000%, 11/25/33	1,591
3,414		Series 2004-S3, Class 2A3, IF, 18.189%, 07/25/34	3,570
761		Series 2006-AR10, Class 2P, VAR, 0.000%, 09/25/36	335
591		Series 2006-AR12, Class 2P, VAR, 0.000%, 10/25/36	260
		Washington Mutual Alternative Mortgage Pass-Through Certificates,
17,713		Series 2005-2, Class 1A4, IF, IO, 4.814%, 04/25/35	1,523
4,284		Series 2005-2, Class 2A3, IF, IO, 4.764%, 04/25/35	348
4,537		Series 2005-3, Class CX, IO, 5.500%, 05/25/35	612
4,281		Series 2005-4, Class CB7, 5.500%, 06/25/35	3,051
4,374		Series 2005-4, Class CX, IO, 5.500%, 06/25/35	563
1,529		Series 2005-6, Class 2A4, 5.500%, 08/25/35	1,244
4,979		Series 2005-6, Class 2A9, 5.500%, 08/25/35	2,135
224		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2002-MS12, Class A, 6.500%, 05/25/32	217
		Wells Fargo Mortgage Backed Securities Trust,
1,112		Series 2002-18, Class 2A5, 6.000%, 12/25/32	1,115
1,297		Series 2003-1, Class 1A1, 4.500%, 02/25/18	1,262
835		Series 2003-8, Class A9, 4.500%, 08/25/18	841
2,260		Series 2003-11, Class 1A4, 4.750%, 10/25/18	2,140
680		Series 2003-11, Class 1APO, PO, 10/25/18	545
1,622		Series 2003-13, Class A7, 4.500%, 11/25/18	1,635
2,284		Series 2003-15, Class 1A1, 4.750%, 12/25/18	2,334
442		Series 2003-15, Class APO, PO, 12/25/18	351
1,965		Series 2003-16, Class 2A1, 4.500%, 12/25/18	1,994
1,456		Series 2003-16, Class 2A3, 4.500%, 12/25/18	1,444
1,496		Series 2003-K, Class 1A1, VAR, 4.473%, 11/25/33	1,469
2,881		Series 2003-K, Class 1A2, VAR, 4.473%, 11/25/33	2,829
674		Series 2004-2, Class APO, PO, 01/25/19	526
1,242		Series 2004-7, Class 2A1, 4.500%, 07/25/19	1,258
1,188		Series 2004-7, Class 2A2, 5.000%, 07/25/19	1,202
2,574		Series 2004-BB, Class A4, VAR, 4.069%, 01/25/35	2,527
1,552		Series 2004-EE, Class 2A1, VAR, 3.122%, 12/25/34	1,480
1,855		Series 2004-EE, Class 3A1, VAR, 3.995%, 12/25/34	1,842
3,175		Series 2004-P, Class 2A1, VAR, 3.066%, 09/25/34	2,901
1,669		Series 2004-V, Class 1A1, VAR, 3.301%, 10/25/34	1,643
559		Series 2005-13, Class APO, PO, 11/25/20	418
1,272		Series 2005-16, Class APO, PO, 01/25/36	968
867		Series 2005-AR16, Class 2A1, VAR, 3.750%, 10/25/35	723
829		Series 2005-AR8, Class 2A1, VAR, 3.530%, 06/25/35	753
1,913		Series 2006-2, Class APO, PO, 03/25/36	1,309
1,309		Series 2006-4, Class 1APO, PO, 04/25/36	1,013
2,500		Series 2007-7, Class A7, 6.000%, 06/25/37	1,605
863		Series 2007-11, Class A14, 6.000%, 08/25/37	675

			383,301

		Total Collateralized Mortgage Obligations (Cost $1,303,012)	1,339,046

		Commercial Mortgage-Backed Securities — 1.6%
		Banc of America Commercial Mortgage, Inc.,
4,421		Series 2005-6, Class ASB, VAR, 5.351%, 09/10/47	4,586
250		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	243
		Bear Stearns Commercial Mortgage Securities,
113		Series 2002-PBW1, Class A1, VAR, 3.970%, 11/11/35	114
2,183		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	2,240
3,113		Series 2006-PW11, Class A4, VAR, 5.622%, 03/11/39	2,996
1,723		Series 2006-PW14, Class A1, 5.044%, 12/11/38	1,775
1,693		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.913%, 03/15/49	1,741
1,100		Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, VAR, 4.982%, 05/10/43	1,106
549		GE Capital Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	406
4,000		GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	3,839
750		GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, VAR, 5.553%, 04/10/38	677
		LB-UBS Commercial Mortgage Trust,
1,000		Series 2006-C1, Class A4, 5.156%, 02/15/31	977
1,010		Series 2008-C1, Class A2, VAR, 6.318%, 04/15/41	1,007
		Merrill Lynch Mortgage Trust,
3,105		Series 2005-LC1, Class A4, VAR, 5.291%, 01/12/44	3,081
3,341		Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	3,423
3,122		Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.598%, 02/12/39	2,974
		Morgan Stanley Capital I,
1,531		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	1,575
806		Series 2006-T23, Class A1, 5.682%, 08/12/41	824
5,545		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.073%, 08/15/39	5,893
3,999		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	3,993

		Total Commercial Mortgage-Backed Securities (Cost $41,845)	43,470

		Corporate Bonds — 17.6%
		Consumer Discretionary — 1.0%
		Automobiles — 0.0% (g)
1,000		Daimler Finance North America LLC, 6.500%, 11/15/13	1,104

		Broadcasting & Cable TV — 0.1%
		News America Holdings, Inc.,
500		8.000%, 10/17/16	590
350		8.875%, 04/26/23	421
		News America, Inc.,
250		6.900%, 08/15/39 (e)	273
1,000		7.300%, 04/30/28	1,042

			2,326

		Hotels, Restaurants & Leisure — 0.0% (g)
400		McDonald’s Corp., 4.300%, 03/01/13	431

		Media — 0.7%
250		Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	326
624		Comcast Cable Communications LLC, 7.125%, 06/15/13	712
2,790		Comcast Cable Holdings LLC, 9.800%, 02/01/12	3,199
		Comcast Corp.,
1,000		5.300%, 01/15/14	1,078
1,484		5.500%, 03/15/11	1,560
1,845		5.900%, 03/15/16	2,013
700		Comcast Holdings Corp., 10.625%, 07/15/12	835
		Cox Communications, Inc.,
500		5.450%, 12/15/14	544
728		7.750%, 11/01/10	765
1,177		Historic TW, Inc., 9.150%, 02/01/23	1,482
		Thomson Reuters Corp., (Canada),
315		4.700%, 10/15/19	324
488		5.950%, 07/15/13	548
		Time Warner Cable, Inc.,
2,127		5.850%, 05/01/17	2,267
800		8.250%, 04/01/19	974
		Time Warner Entertainment Co. LP,
100		8.375%, 03/15/23	119
600		8.375%, 07/15/33	720
866		10.150%, 05/01/12	1,011
171		Time Warner, Inc., 7.700%, 05/01/32	201
990		Viacom, Inc., 6.250%, 04/30/16	1,093

			19,771

		Multiline Retail — 0.1%
275		Kohl’s Corp., 6.250%, 12/15/17	309
		Target Corp.,
200		6.000%, 01/15/18	228
800		7.000%, 01/15/38	964

			1,501

		Specialty Retail — 0.1%
1,615		Home Depot, Inc., 5.400%, 03/01/16	1,722
585		Staples, Inc., 9.750%, 01/15/14	707

			2,429

		Total Consumer Discretionary	27,562

		Consumer Staples — 0.8%
		Beverages — 0.2%
		Anheuser-Busch Cos., Inc.,
600		5.500%, 01/15/18	628
905		5.750%, 04/01/36	895
215		Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	258
		Coca-Cola Co. (The),
500		3.625%, 03/15/14	526
410		4.875%, 03/15/19	443
295		Coca-Cola Enterprises, Inc., 8.500%, 02/01/12	337
505		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	594
		Diageo Finance BV, (Netherlands),
800		5.300%, 10/28/15	888
500		5.500%, 04/01/13	548
890		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	944
252		PepsiCo, Inc., 7.900%, 11/01/18	320
250		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	283

			6,664

		Food & Staples Retailing — 0.2%
		Kroger Co. (The),
850		7.500%, 01/15/14	990
1,150		8.050%, 02/01/10	1,163
		Wal-Mart Stores, Inc.,
420		4.550%, 05/01/13	456
752		5.250%, 09/01/35	757
215		6.200%, 04/15/38	243
350		7.550%, 02/15/30	455

			4,064

		Food Products — 0.3%
		Bunge Ltd. Finance Corp.,
165		5.875%, 05/15/13	176
875		8.500%, 06/15/19	1,020
188		Bunge N.A. Finance LP, 5.900%, 04/01/17	189
		Cargill, Inc.,
400		5.200%, 01/22/13 (e)	432
100		6.375%, 06/01/12 (e)	110
850		7.350%, 03/06/19 (e)	1,010
325		General Mills, Inc., 6.000%, 02/15/12	355
		Kellogg Co.,
457		4.250%, 03/06/13	488
1,200		5.125%, 12/03/12	1,316
		Kraft Foods, Inc.,
1,440		6.125%, 02/01/18	1,544
635		6.500%, 08/11/17	699
345		6.750%, 02/19/14	389
600		6.875%, 02/01/38	649
500		6.875%, 01/26/39	540
350		7.000%, 08/11/37	383

			9,300

		Household Products — 0.1%
66		Kimberly-Clark Corp., 7.500%, 11/01/18	83
1,050		Procter & Gamble - ESOP, 9.360%, 01/01/21	1,330
110		Procter & Gamble Co., 5.500%, 02/01/34	115

			1,528

		Total Consumer Staples	21,556

		Energy — 0.8%
		Energy Equipment & Services — 0.1%
1,550		Halliburton Co., 7.450%, 09/15/39	1,958

		Oil, Gas & Consumable Fuels — 0.7%
		Anadarko Petroleum Corp.,
125		5.750%, 06/15/14	137
1,800		7.625%, 03/15/14	2,084
260		8.700%, 03/15/19	326
1,000		Canadian Natural Resources Ltd., (Canada), 6.750%, 02/01/39	1,131
1,500		Chevron Corp., 4.950%, 03/03/19	1,627
400		Conoco Funding Co., (Canada), 7.250%, 10/15/31	474
		ConocoPhillips,
200		5.200%, 05/15/18	215
450		5.750%, 02/01/19	499
150		6.000%, 01/15/20	169
200		6.500%, 02/01/39	227
1,760		8.750%, 05/25/10	1,831
100		Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	109
635		EnCana Corp., (Canada), 6.500%, 05/15/19	718
200		Kerr-McGee Corp., 6.950%, 07/01/24	217
410		Marathon Oil Canada Corp., (Canada), 8.375%, 05/01/12	465
		Marathon Oil Corp.,
900		5.900%, 03/15/18	966
1,525		6.000%, 10/01/17	1,659
1,045		Petro-Canada, (Canada), 6.800%, 05/15/38	1,151
		Shell International Finance BV, (Netherlands),
1,000		4.300%, 09/22/19	1,025
1,225		6.375%, 12/15/38	1,421
250		Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	278
125		Talisman Energy, Inc., (Canada), 7.750%, 06/01/19	150
		XTO Energy, Inc.,
300		4.625%, 06/15/13	316
2,000		5.750%, 12/15/13	2,207

			19,402

		Total Energy	21,360

		Financials — 9.7%
		Capital Markets — 2.3%
		Bank of New York Mellon Corp. (The),
750		4.600%, 01/15/20	768
310		5.125%, 08/27/13	340
		Bear Stearns Cos., LLC (The),
1,000		5.700%, 11/15/14 (y)	1,106
210		7.250%, 02/01/18 (y)	243
		Credit Suisse USA, Inc.,
500		5.125%, 08/15/15	539
942		5.500%, 08/15/13	1,038
6,022		6.125%, 11/15/11	6,562
500		FMR LLC, 6.450%, 11/15/39 (e)	505
		Goldman Sachs Group, Inc. (The),
1,041		4.750%, 07/15/13	1,106
2,660		5.150%, 01/15/14	2,829
1,032		5.250%, 10/15/13	1,112
750		5.500%, 11/15/14	814
4,100		5.950%, 01/18/18	4,387
305		6.250%, 09/01/17	333
1,561		6.600%, 01/15/12	1,708
485		6.750%, 10/01/37	499
4,612		6.875%, 01/15/11	4,892
		Jefferies Group, Inc.,
1,000		6.450%, 06/08/27	851
1,000		7.750%, 03/15/12	1,086
350		8.500%, 07/15/19	385
		Lehman Brothers Holdings, Inc.,
105		3.950%, 11/10/09 (d)	20
1,246		4.800%, 03/13/14 (d)	243
1,000		5.500%, 04/04/16 (d)	195
1,200		5.750%, 05/17/13 (d)	234
1,850		6.000%, 07/19/12 (d)	361
1,670		6.625%, 01/18/12 (d)	326
152		7.875%, 11/01/09 (d)	29
		Merrill Lynch & Co., Inc.,
433		4.790%, 08/04/10	443
2,215		5.450%, 07/15/14	2,329
920		5.700%, 05/02/17	913
577		6.050%, 08/15/12	621
1,110		6.150%, 04/25/13	1,194
1,966		6.400%, 08/28/17	2,063
1,249		6.875%, 04/25/18	1,340
		Morgan Stanley,
893		4.200%, 11/20/14	897
400		4.250%, 05/15/10	406
1,989		4.750%, 04/01/14	2,024
1,785		5.300%, 03/01/13	1,907
900		5.750%, 08/31/12	975
1,200		6.000%, 05/13/14	1,308
2,440		6.600%, 04/01/12	2,665
5,247		6.750%, 04/15/11	5,597
370		6.750%, 10/15/13	411
339		8.000%, 06/15/10	351
226		Northern Trust Corp., 5.500%, 08/15/13	252
1,347		State Street Corp., 7.650%, 06/15/10	1,393
		UBS AG, (Switzerland),
500		5.750%, 04/25/18	517
425		5.875%, 12/20/17	441

			60,558

		Commercial Banks — 1.9%
1,455		Bank of America N.A., 5.300%, 03/15/17	1,426
		Barclays Bank plc, (United Kingdom),
1,000		2.500%, 01/23/13	1,003
175		5.000%, 09/22/16	182
700		5.200%, 07/10/14	751
1,500		5.450%, 09/12/12	1,632
1,000		6.050%, 12/04/17 (c) (e)	1,041
		BB&T Corp.,
865		3.375%, 09/25/13	881
850		3.850%, 07/27/12	886
740		4.900%, 06/30/17	732
750		6.850%, 04/30/19	854
500		Credit Suisse, (Switzerland), 3.450%, 07/02/12	521
970		Deutsche Bank AG, (Germany), 3.875%, 08/18/14	1,002
720		Fifth Third Bancorp, 5.450%, 01/15/17	649
1,177		Huntington National Bank (The), 8.000%, 04/01/10	1,182
2,400		KeyBank N.A., 5.500%, 09/17/12	2,495
475		Keycorp, 6.500%, 05/14/13	498
2,100		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	2,202
1,835		Marshall & Ilsley Corp., 5.350%, 04/01/11	1,798
		National City Bank,
250		5.800%, 06/07/17	259
700		VAR, 0.393%, 01/21/10	700
1,890		PNC Funding Corp., 5.250%, 11/15/15	1,987
625		Regions Financial Corp., 7.375%, 12/10/37	489
		SunTrust Banks, Inc.,
2,000		5.250%, 11/05/12	2,105
820		6.000%, 09/11/17	827
880		6.375%, 04/01/11	928
1,107		U.S. Bancorp, 7.500%, 06/01/26	1,139
2,072		U.S. Bank N.A., 7.125%, 12/01/09	2,072
		Wachovia Bank N.A.,
1,000		5.600%, 03/15/16	1,049
1,125		6.600%, 01/15/38	1,200
836		7.800%, 08/18/10	874
		Wachovia Corp.,
685		4.875%, 02/15/14	713
2,000		5.300%, 10/15/11	2,128
4,480		5.750%, 02/01/18	4,712
		Wells Fargo & Co.,
1,000		3.750%, 10/01/14	1,008
2,135		5.625%, 12/11/17	2,228
		Wells Fargo Bank N.A.,
915		4.750%, 02/09/15	945
500		5.750%, 05/16/16	525
2,149		7.550%, 06/21/10	2,229
		Westpac Banking Corp., (Australia),
900		4.200%, 02/27/15	931
2,093		4.875%, 11/19/19	2,125

			50,908

		Consumer Finance — 0.8%
		American Express Credit Corp.,
2,135		5.875%, 05/02/13	2,315
400		7.300%, 08/20/13	454
1,283		American General Finance Corp., 5.375%, 10/01/12	1,053
160		Capital One Bank USA N.A., 5.750%, 09/15/10	166
		Capital One Financial Corp.,
850		5.700%, 09/15/11	898
1,890		6.250%, 11/15/13	2,074
655		6.750%, 09/15/17	722
240		7.375%, 05/23/14	275
		HSBC Finance Corp.,
1,000		4.750%, 07/15/13	1,049
1,748		5.000%, 06/30/15	1,817
2,200		5.250%, 01/15/14	2,329
452		6.375%, 10/15/11	484
188		6.375%, 11/27/12	205
1,665		7.000%, 05/15/12	1,828
207		7.350%, 11/27/32	212
		John Deere Capital Corp.,
265		4.500%, 04/03/13	283
1,000		5.250%, 10/01/12	1,096
		SLM Corp.,
2,215		4.000%, 01/15/10	2,213
1,023		5.375%, 01/15/13	915
1,835		Washington Mutual Finance Corp., 6.875%, 05/15/11	1,936

			22,324

		Diversified Financial Services — 2.9%
		Associates Corp. of North America,
1,000		6.950%, 11/01/18	1,029
942		7.950%, 02/15/10	945
2,200		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	2,377
		Bank of America Corp.,
300		4.900%, 05/01/13	314
2,520		5.625%, 10/14/16	2,585
145		5.650%, 05/01/18	146
1,510		5.750%, 08/15/16	1,477
1,023		7.400%, 01/15/11	1,079
5,173		7.800%, 02/15/10	5,239
		BP Capital Markets plc, (United Kingdom),
700		3.125%, 03/10/12	729
2,117		5.250%, 11/07/13	2,355
		Caterpillar Financial Services Corp.,
800		4.850%, 12/07/12	871
660		4.900%, 08/15/13	714
560		5.500%, 03/15/16	609
1,300		6.200%, 09/30/13	1,454
300		7.050%, 10/01/18	356
510		7.150%, 02/15/19	613
		Citigroup, Inc.,
856		4.700%, 05/29/15	841
1,015		5.000%, 09/15/14	987
2,025		5.125%, 05/05/14	2,048
600		5.500%, 04/11/13	620
600		5.500%, 10/15/14	611
2,112		5.625%, 08/27/12	2,193
1,540		6.000%, 08/15/17	1,545
500		6.375%, 08/12/14	526
400		8.125%, 07/15/39	440
225		8.500%, 05/22/19	254
		CME Group, Inc.,
3,166		5.400%, 08/01/13	3,458
100		5.750%, 02/15/14	111
1,045		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	1,170
200		Diageo Investment Corp., 9.000%, 08/15/11	225
		General Electric Capital Corp.,
5,825		5.250%, 10/19/12	6,284
2,500		5.400%, 02/15/17	2,579
5,030		5.625%, 05/01/18	5,186
1,000		5.650%, 06/09/14	1,088
10,440		5.875%, 02/15/12 (c)	11,280
300		5.875%, 01/14/38	278
6,912		6.000%, 06/15/12	7,520
2,094		6.750%, 03/15/32	2,147
477		International Lease Finance Corp., 5.875%, 05/01/13	378
		National Rural Utilities Cooperative Finance Corp.,
225		2.625%, 09/16/12	229
635		4.750%, 03/01/14	688
200		10.375%, 11/01/18	270
640		Textron Financial Corp., 5.400%, 04/28/13	633

			76,481

		Insurance — 1.5%
510		Allstate Life Global Funding Trusts, 5.375%, 04/30/13	550
		American International Group, Inc.,
1,499		4.250%, 05/15/13	1,312
3,095		5.450%, 05/18/17	2,355
2,185		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	2,018
		Berkshire Hathaway Finance Corp.,
1,250		4.000%, 04/15/12	1,323
1,000		4.600%, 05/15/13	1,076
605		5.000%, 08/15/13	665
1,200		5.400%, 05/15/18	1,286
100		Chubb Corp. (The), 5.750%, 05/15/18	111
3,110		Genworth Global Funding Trusts, 5.200%, 10/08/10	3,186
		Jackson National Life Global Funding,
820		5.375%, 05/08/13 (e)	846
1,695		6.125%, 05/30/12 (e)	1,818
1,017		John Hancock Global Funding II, 7.900%, 07/02/10 (e)	1,054
		MassMutual Global Funding II,
1,658		3.500%, 03/15/10 (e)	1,666
500		3.625%, 07/16/12 (e)	520
1,120		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	1,110
430		MetLife, Inc., 6.817%, 08/15/18	490
		Metropolitan Life Global Funding I,
1,250		2.875%, 09/17/12 (e)	1,265
300		5.125%, 04/10/13 (e)	322
1,093		5.200%, 09/18/13 (e)	1,160
250		Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	262
467		Nationwide Financial Services, 6.250%, 11/15/11	488
		New York Life Global Funding,
725		4.650%, 05/09/13 (e)	776
2,637		5.375%, 09/15/13 (e)	2,910
410		Pacific Life Global Funding, 5.150%, 04/15/13 (e)	435
2,100		Pricoa Global Funding I, 5.450%, 06/11/14 (e)	2,237
		Principal Life Global Funding I,
500		5.050%, 03/15/15 (e)	497
4,549		6.250%, 02/15/12 (e)	4,829
500		Principal Life Income Funding Trusts, 5.150%, 06/17/11	517
2,365		Protective Life Secured Trusts, 4.000%, 04/01/11	2,416
205		Travelers Cos, Inc. (The), 5.800%, 05/15/18	226
300		Travelers Property Casualty Corp., 5.000%, 03/15/13	323

			40,049

		Real Estate Investment Trusts (REITs) — 0.2%
1,320		HRPT Properties Trust, 6.650%, 01/15/18	1,252
		Simon Property Group LP,
705		5.625%, 08/15/14	748
660		6.100%, 05/01/16	698
325		6.750%, 05/15/14	356
1,136		WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	1,194

			4,248

		Thrifts & Mortgage Finance — 0.1%
2,865		Countrywide Home Loans, Inc., 4.000%, 03/22/11	2,927

		Total Financials	257,495

		Health Care — 0.3%
		Biotechnology — 0.0% (g)
570		Amgen, Inc., 5.700%, 02/01/19	633

		Health Care Equipment & Supplies — 0.0% (g)
		Baxter International, Inc.,
380		4.000%, 03/01/14	402
215		4.625%, 03/15/15	233
100		Becton Dickinson and Co., 5.000%, 05/15/19	108

			743

		Health Care Providers & Services — 0.0% (g)
		WellPoint, Inc.,
168		5.875%, 06/15/17	180
113		7.000%, 02/15/19	130

			310

		Pharmaceuticals — 0.3%
250		Abbott Laboratories, 6.150%, 11/30/37	283
640		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	717
450		Eli Lilly & Co., 3.550%, 03/06/12	474
		GlaxoSmithKline Capital, Inc.,
450		4.375%, 04/15/14	484
750		4.850%, 05/15/13	819
530		6.375%, 05/15/38	607
2,000		Pfizer, Inc., 4.450%, 03/15/12	2,131
650		Schering-Plough Corp., 6.000%, 09/15/17	738

			6,253

		Total Health Care	7,939

		Industrials — 0.5%
		Aerospace & Defense — 0.1%
300		Honeywell International, Inc., 5.300%, 03/01/18	326
905		Lockheed Martin Corp., 7.750%, 05/01/26	1,127
		Northrop Grumman Systems Corp.,
1,059		7.125%, 02/15/11	1,128
300		7.750%, 03/01/16	367
359		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	375

			3,323

		Air Freight & Logistics — 0.0% (g)
445		United Parcel Service, Inc., 5.500%, 01/15/18	489

		Airlines — 0.0% (g)
		Continental Airlines, Inc.,
283		7.256%, 03/15/20	264
300		7.487%, 10/02/10	297

			561

		Building Products — 0.0% (g)
205		Masco Corp., 5.850%, 03/15/17	191

		Commercial Services & Supplies — 0.1%
725		Allied Waste North America, Inc., 6.875%, 06/01/17	768
455		Waste Management, Inc., 7.375%, 03/11/19	539

			1,307

		Industrial Conglomerates — 0.0% (g)
300		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	333

		Machinery — 0.1%
500		Eaton Corp., 5.600%, 05/15/18	539
285		Ingersoll-Rand Co., (Bermuda), 6.391%, 11/15/27	307
125		PACCAR, Inc., 6.375%, 02/15/12	137
130		Parker Hannifin Corp., 5.500%, 05/15/18	142

			1,125

		Road & Rail — 0.2%
		Burlington Northern Santa Fe Corp.,
200		6.750%, 07/15/11	218
450		7.000%, 02/01/14	522
999		7.125%, 12/15/10	1,066
		CSX Corp.,
250		6.300%, 03/15/12	274
200		7.375%, 02/01/19	237
350		Erac USA Finance Co., 6.375%, 10/15/17 (e)	363
		Norfolk Southern Corp.,
500		6.750%, 02/15/11	531
355		7.700%, 05/15/17	430
		Union Pacific Corp.,
235		4.875%, 01/15/15	251
1,100		5.650%, 05/01/17	1,189
600		5.700%, 08/15/18	651

			5,732

		Total Industrials	13,061

		Information Technology — 0.6%
		Communications Equipment — 0.1%
		Cisco Systems, Inc.,
878		5.500%, 02/22/16	988
700		5.900%, 02/15/39	733

			1,721

		Computers & Peripherals — 0.4%
300		Dell, Inc., 7.100%, 04/15/28	331
		Hewlett-Packard Co.,
275		2.950%, 08/15/12	285
600		4.750%, 06/02/14	654
1,335		5.400%, 03/01/17	1,479
1,225		6.125%, 03/01/14	1,397
		International Business Machines Corp.,
2,600		5.700%, 09/14/17	2,937
690		6.220%, 08/01/27	764
1,075		7.625%, 10/15/18	1,359

			9,206

		Electronic Equipment, Instruments & Components — 0.0% (g)
580		Arrow Electronics, Inc., 6.875%, 07/01/13	644

		IT Services — 0.0% (g)
1,020		Electronic Data Systems LLC, 6.000%, 08/01/13	1,149

		Office Electronics — 0.0% (g)
100		Xerox Corp., 8.250%, 05/15/14	116

		Software — 0.1%
160		Intuit, Inc., 5.750%, 03/15/17	171
		Oracle Corp.,
500		5.000%, 07/08/19	532
1,412		5.250%, 01/15/16	1,558
693		5.750%, 04/15/18	771
200		6.500%, 04/15/38	228

			3,260

		Total Information Technology	16,096

		Materials — 0.6%
		Chemicals — 0.4%
249		Air Products & Chemicals, Inc., 4.150%, 02/01/13	263
1,170		Dow Capital BV, (Netherlands), 8.500%, 06/08/10	1,191
		Dow Chemical Co. (The),
1,250		6.000%, 10/01/12	1,361
402		6.125%, 02/01/11	419
370		7.375%, 11/01/29	397
1,610		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	1,824
1,430		Monsanto Co., 7.375%, 08/15/12	1,650
875		Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	940
410		PPG Industries, Inc., 5.750%, 03/15/13	444
		Praxair, Inc.,
662		4.625%, 03/30/15	724
885		5.250%, 11/15/14	994

			10,207

		Metals & Mining — 0.2%
		Alcoa, Inc.,
1,187		5.550%, 02/01/17	1,192
1,000		6.000%, 07/15/13	1,064
		BHP Billiton Finance USA Ltd., (Australia),
405		5.400%, 03/29/17	442
400		5.500%, 04/01/14	445
1,322		Rio Tinto Finance USA Ltd., (Australia), 5.875%, 07/15/13	1,451

			4,594

		Total Materials	14,801

		Telecommunication Services — 1.5%
		Diversified Telecommunication Services — 1.4%
150		AT&T Corp., 8.000%, 11/15/31	184
		AT&T, Inc.,
3,417		4.950%, 01/15/13	3,696
386		5.100%, 09/15/14	420
2,500		6.300%, 01/15/38	2,598
916		Bellsouth Capital Funding Corp., 7.750%, 02/15/10	930
468		BellSouth Corp., 5.200%, 09/15/14	511
1,335		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	1,447
		British Telecommunications plc, (United Kingdom),
2,500		5.150%, 01/15/13	2,648
3,160		9.125%, 12/15/10	3,392
		Deutsche Telekom International Finance BV, (Netherlands),
1,150		4.875%, 07/08/14	1,229
400		6.000%, 07/08/19	438
105		8.750%, 06/15/30	137
1,884		France Telecom S.A., (France), 7.750%, 03/01/11	2,034
		Telecom Italia Capital S.A., (Luxembourg),
1,400		4.950%, 09/30/14	1,478
1,586		5.250%, 11/15/13	1,692
750		6.999%, 06/04/18	836
		Telefonica Emisiones S.A.U., (Spain),
875		5.855%, 02/04/13	962
510		5.877%, 07/15/19	560
150		Telefonica Europe BV, (Netherlands), 7.750%, 09/15/10	158
1,052		TELUS Corp., (Canada), 8.000%, 06/01/11	1,152
		Verizon Communications, Inc.,
650		5.500%, 04/01/17	696
443		5.550%, 02/15/16	487
1,250		7.350%, 04/01/39	1,487
1,302		Verizon Florida LLC, 6.125%, 01/15/13	1,417
3,107		Verizon Global Funding Corp., 7.250%, 12/01/10	3,301
554		Verizon Maryland, Inc., 6.125%, 03/01/12	598
844		Verizon Pennsylvania, Inc., 8.350%, 12/15/30	956
952		Verizon Virginia, Inc., 4.625%, 03/15/13	1,002

			36,446

		Wireless Telecommunication Services — 0.1%
1,917		New Cingular Wireless Services, Inc., 7.875%, 03/01/11	2,074
500		Verizon Wireless Capital LLC, 5.550%, 02/01/14	551
1,125		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15	1,209

			3,834

		Total Telecommunication Services	40,280

		Utilities — 1.8%
		Electric Utilities — 1.3%
		Alabama Power Co.,
272		4.700%, 12/01/10	282
105		6.125%, 05/15/38	118
		Carolina Power & Light Co.,
868		5.125%, 09/15/13	946
305		5.300%, 01/15/19	332
1,421		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	1,568
1,000		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	1,212
305		Columbus Southern Power Co., 6.050%, 05/01/18	331
185		Connecticut Light & Power Co., 5.650%, 05/01/18	202
		Duke Energy Carolinas LLC,
650		5.100%, 04/15/18	696
745		5.625%, 11/30/12	829
728		6.250%, 01/15/12	799
1,310		Duke Energy Indiana, Inc., 6.350%, 08/15/38	1,501
800		Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	826
250		FirstEnergy Corp., 7.375%, 11/15/31	279
		Florida Power & Light Co.,
410		5.950%, 10/01/33	449
330		5.950%, 02/01/38	362
		Florida Power Corp.,
280		5.650%, 06/15/18	310
220		6.400%, 06/15/38	251
		FPL Group Capital, Inc.,
255		5.350%, 06/15/13	278
670		6.000%, 03/01/19	747
260		7.875%, 12/15/15	320
		Georgia Power Co.,
200		5.950%, 02/01/39	219
225		6.000%, 11/01/13	255
100		Indiana Michigan Power Co., 7.000%, 03/15/19	115
100		Jersey Central Power & Light Co., 7.350%, 02/01/19	118
144		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	146
100		Midamerican Energy Co., 5.300%, 03/15/18	107
505		Nevada Power Co., 6.500%, 08/01/18	560
300		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	308
		Nisource Finance Corp.,
250		7.875%, 11/15/10	263
660		10.750%, 03/15/16	798
320		Ohio Power Co., 5.750%, 09/01/13	347
200		Oncor Electric Delivery Co., 5.950%, 09/01/13	218
		Pacific Gas & Electric Co.,
780		5.625%, 11/30/17	863
160		8.250%, 10/15/18	202
		PacifiCorp,
175		5.500%, 01/15/19	191
150		5.650%, 07/15/18	166
100		Peco Energy Co., 5.350%, 03/01/18	109
1,045		Potomac Electric Power Co., 6.500%, 11/15/37	1,201
300		Progress Energy, Inc., 6.050%, 03/15/14	333
964		PSEG Power LLC, 7.750%, 04/15/11	1,041
125		Public Service Co. of Colorado, 5.800%, 08/01/18	140
2,440		Public Service Co. of Oklahoma, 6.625%, 11/15/37	2,681
		Public Service Electric & Gas Co.,
200		5.300%, 05/01/18	216
277		5.375%, 11/01/39	280
2,000		6.330%, 11/01/13	2,267
		Southern California Edison Co.,
160		4.150%, 09/15/14	170
760		5.500%, 08/15/18	840
391		5.750%, 03/15/14	438
200		5.950%, 02/01/38	220
1,135		6.050%, 03/15/39	1,266
250		Southern Co. (The), 4.150%, 05/15/14	263
		Spectra Energy Capital LLC,
1,595		5.500%, 03/01/14	1,686
500		6.200%, 04/15/18	546
400		8.000%, 10/01/19	474
		Virginia Electric and Power Co.,
1,005		5.100%, 11/30/12	1,101
1,320		5.400%, 04/30/18	1,426
610		5.950%, 09/15/17	680

			34,892

		Gas Utilities — 0.2%
		Atmos Energy Corp.,
105		5.125%, 01/15/13	113
250		8.500%, 03/15/19	313
325		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	350
697		KeySpan Gas East Corp., 7.875%, 02/01/10	705
375		Schlumberger Technology Corp., 6.500%, 04/15/12 (e)	414
		TransCanada Pipelines Ltd., (Canada),
975		4.000%, 06/15/13	1,017
550		6.200%, 10/15/37	604
250		6.500%, 08/15/18	288
1,100		7.250%, 08/15/38	1,341

			5,145

		Multi-Utilities — 0.3%
		Dominion Resources, Inc.,
782		6.250%, 06/30/12	859
300		7.000%, 06/15/38	357
600		8.875%, 01/15/19	768
1,000		KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	1,163
375		PG&E Corp., 5.750%, 04/01/14	413
		Sempra Energy,
1,140		6.150%, 06/15/18	1,247
150		6.500%, 06/01/16	167
850		8.900%, 11/15/13	1,012
395		9.800%, 02/15/19	513
		Wisconsin Electric Power Co.,
450		6.000%, 04/01/14	512
265		6.250%, 12/01/15	311

			7,322

		Water Utilities — 0.0% (g)
1,100		American Water Capital Corp., 6.085%, 10/15/17	1,179

		Total Utilities	48,538

		Total Corporate Bonds (Cost $447,440)	468,688

		Foreign Government Securities — 0.3%
377		Province of Quebec, (Canada), SUB, 7.365%, 03/06/26	447
		United Mexican States, (Mexico),
1,432		6.375%, 01/16/13	1,586
856		6.625%, 03/03/15	957
3,328		7.500%, 04/08/33	3,977

		Total Foreign Government Securities
		(Cost $6,550)	6,967

		Mortgage Pass-Through Securities — 8.6%
		Federal Home Loan Mortgage Corp.,
97		ARM, 3.352%, 07/01/19	99
72		ARM, 3.457%, 04/01/30	73
1,842		ARM, 3.653%, 04/01/34	1,886
1,129		ARM, 4.189%, 12/01/33	1,161
1,008		ARM, 4.589%, 12/01/34	1,040
993		ARM, 5.165%, 02/01/36	1,033
1,371		ARM, 5.170%, 11/01/36	1,437
1,019		ARM, 5.543%, 05/01/36	1,074
1,598		ARM, 5.852%, 10/01/36	1,693
734		ARM, 5.938%, 02/01/37	779
1,258		ARM, 6.173%, 12/01/36	1,339
4,231		ARM, 6.306%, 03/01/37	4,502
800		ARM, 6.515%, 10/01/36	855
1,869		ARM, 6.663%, 10/01/36	1,988
1,927		Federal Home Loan Mortgage Corp. Gold Pools, 10.000%, 10/01/30	2,271
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
6,776		4.000%, 06/01/13 - 05/01/19	7,038
477		4.500%, 08/01/18	507
1,876		5.000%, 12/01/18	2,015
514		5.500%, 07/01/14 - 06/01/17	555
174		6.000%, 04/01/18	188
1,757		6.500%, 08/01/16 - 02/01/19	1,905
532		7.000%, 01/01/17 - 04/01/17	563
93		7.500%, 09/01/10 - 11/01/15	97
52		8.500%, 11/01/15	60
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
393		6.000%, 12/01/22	429
1,050		6.500%, 11/01/22	1,152
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
6,241		4.000%, 10/01/33 - 09/01/35	6,273
2,405		5.000%, 09/01/34	2,532
6,094		5.500%, 10/01/33 - 07/01/35	6,520
945		6.000%, 12/01/33 - 01/01/34	1,021
7,244		6.500%, 11/01/34 - 11/01/36	7,868
1,476		7.000%, 07/01/32 - 10/01/36	1,627
		Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,076		5.500%, 10/01/33 - 01/01/34	1,132
237		7.000%, 07/01/29	255
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
18		12.000%, 08/01/15 - 07/01/19	20
		Federal National Mortgage Association,
344		ARM, 2.397%, 09/01/34	349
249		ARM, 2.729%, 07/01/33	254
1,472		ARM, 2.756%, 07/01/33	1,519
1,409		ARM, 2.794%, 01/01/36	1,471
31		ARM, 2.864%, 03/01/19	31
560		ARM, 2.904%, 07/01/34	580
1,048		ARM, 2.947%, 05/01/34	1,071
1,501		ARM, 3.070%, 10/01/34	1,540
1,149		ARM, 3.088%, 10/01/34	1,179
449		ARM, 3.107%, 09/01/35	461
576		ARM, 3.161%, 11/01/33	588
783		ARM, 3.196%, 09/01/34	806
909		ARM, 3.234%, 08/01/34	935
1,539		ARM, 3.246%, 11/01/34	1,571
167		ARM, 3.282%, 04/01/34	170
173		ARM, 3.314%, 09/01/27	176
15		ARM, 3.368%, 01/01/19	15
795		ARM, 3.727%, 11/01/34	812
570		ARM, 3.801%, 05/01/35	589
4,200		ARM, 3.897%, 04/01/35	4,276
172		ARM, 3.949%, 03/01/29	178
2,325		ARM, 3.955%, 06/01/35	2,391
1,805		ARM, 3.968%, 01/01/33	1,833
1,485		ARM, 4.004%, 06/01/36	1,533
2,771		ARM, 4.082%, 01/01/35	2,848
1,484		ARM, 4.118%, 09/01/33	1,544
851		ARM, 4.194%, 04/01/34	884
2,253		ARM, 4.266%, 08/01/34	2,338
395		ARM, 4.277%, 02/01/34	412
1,337		ARM, 4.316%, 04/01/35	1,360
230		ARM, 4.337%, 01/01/36	240
1,534		ARM, 4.733%, 01/01/35	1,581
596		ARM, 4.915%, 02/01/35	617
2,227		ARM, 4.954%, 07/01/33	2,356
2,015		ARM, 5.019%, 05/01/35	2,099
438		ARM, 5.020%, 01/01/34	452
874		ARM, 5.116%, 10/01/34	909
3,516		ARM, 5.239%, 09/01/35	3,626
2,976		ARM, 5.340%, 01/01/38	3,145
1,957		ARM, 5.686%, 01/01/23	2,090
2,043		ARM, 5.874%, 10/01/36	2,164
1,587		ARM, 5.972%, 07/01/36	1,684
		Federal National Mortgage Association, 15 Year, Single Family,
3,324		3.500%, 09/01/18 - 07/01/19	3,349
29,132		4.000%, 07/01/18 - 12/01/18	30,465
16,526		4.500%, 06/01/18 - 12/01/19	17,515
1,985		5.000%, 12/01/16 - 10/01/19	2,129
4,021		5.500%, 03/01/20 - 07/01/20	4,354
4,290		6.000%, 06/01/16 - 08/01/19	4,655
630		6.500%, 03/01/17 - 08/01/20	685
891		7.000%, 03/01/17 - 09/01/17	967
69		7.500%, 03/01/17	75
99		8.000%, 11/01/12 - 11/01/15	106
		Federal National Mortgage Association, 20 Year, Single Family,
746		4.500%, 04/01/24	781
77		6.000%, 02/01/14	82
3,731		6.500%, 05/01/22 - 04/01/25	4,096
		Federal National Mortgage Association, 30 Year FHA/VA,
161		6.000%, 09/01/33	174
301		6.500%, 03/01/29	328
57		7.000%, 02/01/33	63
98		8.000%, 06/01/28	113
108		9.000%, 05/01/18 - 12/01/25	123
		Federal National Mortgage Association, 30 Year, Single Family,
2,181		4.500%, 11/01/33 - 02/01/35	2,257
5,253		5.000%, 07/01/33 - 09/01/35	5,528
2,922		5.500%, 12/01/33 - 03/01/34	3,154
3,015		6.000%, 12/01/28 - 09/01/33	3,266
3,697		6.500%, 11/01/29 - 08/01/31	4,036
305		7.000%, 04/01/17 - 08/01/32	339
2,984		7.500%, 08/01/36 - 11/01/37	3,301
1,194		8.000%, 03/01/27 - 11/01/28	1,371
3		9.000%, 04/01/26	4
38		9.500%, 07/01/28	44
24		12.500%, 01/01/16	27
		Federal National Mortgage Association, Other,
3,973		4.000%, 09/01/13 - 11/01/33	4,005
1,557		4.500%, 11/01/14	1,611
1,116		5.500%, 05/01/13 - 09/01/33	1,170
2,787		6.500%, 01/01/36 - 07/01/36	3,015
472		7.000%, 10/01/46	515
198		10.890%, 04/15/19	222
		Government National Mortgage Association II, 30 Year, Single Family,
875		4.500%, 08/20/33	905
116		7.500%, 02/20/28 - 09/20/28	132
178		8.000%, 12/20/25 - 09/20/28	204
54		8.500%, 05/20/25	62
		Government National Mortgage Association, 15 Year, Single Family,
237		6.500%, 06/15/17 - 12/15/17	256
356		8.000%, 01/15/16	385
		Government National Mortgage Association, 30 Year, Single Family,
727		6.500%, 03/15/28 - 04/15/33	787
518		7.000%, 02/15/33 - 06/15/33	580
103		7.500%, 11/15/22 - 11/15/31	118
43		8.000%, 09/15/22 - 08/15/28	50
7		9.000%, 12/15/16	7
2,054		9.500%, 10/15/24	2,507

		Total Mortgage Pass-Through Securities (Cost $215,031)	227,582

		Municipal Bond — 0.0% (g)
		Illinois — 0.0% (g)
135		State of Illinois, Taxable Pension, GO, 5.100%, 06/01/33 (Cost $124)	121

		Supranational — 0.0% (g)
397		Corp. Andina de Fomento, 5.200%, 05/21/13
		(Cost $402)	419

		U.S. Government Agency Securities — 0.6%
9,029		Federal Home Loan Bank System, 4.720%, 09/20/12	9,639
		Federal Home Loan Mortgage Corp.,
1,173		4.125%, 07/12/10	1,201
1,043		6.875%, 09/15/10 (c)	1,096
		Federal National Mortgage Association,
3,604		6.250%, 02/01/11	3,807
1,085		7.125%, 06/15/10	1,125

		Total U.S. Government Agency Securities (Cost $16,043)	16,868

		U.S. Treasury Obligations — 16.0%
		U.S. Treasury Bonds,
1,046		6.250%, 08/15/23	1,325
1,500		7.500%, 11/15/16	1,956
1,881		7.875%, 02/15/21	2,651
864		8.125%, 05/15/21	1,241
250		8.500%, 02/15/20	363
15,300		8.750%, 05/15/17	21,396
1,000		8.750%, 05/15/20	1,476
2,175		8.750%, 08/15/20	3,221
7,350		8.875%, 08/15/17	10,388
5,425		9.250%, 02/15/16	7,568
1,169		9.875%, 11/15/15	1,662
		U.S. Treasury Bonds Coupon STRIPS,
10,447		02/15/11 (c)	10,411
16,105		02/15/13	15,445
1,000		11/15/13	936
32,278		02/15/14 (m)	29,924
14,250		05/15/14 (m)	13,110
24,565		08/15/14 (m)	22,376
23,253		11/15/14 (m)	20,963
15,680		02/15/15 (m)	13,996
3,626		05/15/15	3,202
3,253		08/15/15	2,840
28,397		11/15/15	24,514
51,421		02/15/16	43,722
12,825		05/15/16	10,732
4,786		08/15/16	3,953
11,137		11/15/16 (c)	9,066
15,404		02/15/17	12,377
21,746		05/15/17 (c)	17,277
5,165		08/15/17	4,044
19,389		11/15/17	14,991
16,910		05/15/18	12,822
6,982		02/15/19 (c)	5,083
1,700		05/15/20	1,156
2,750		08/15/20	1,844
678		02/15/22	420
5,487		02/15/23 (c)	3,223
200		05/15/24	109
		U.S. Treasury Bonds Principal STRIPS,
8,500		02/15/15	7,584
10,350		08/15/15	9,033
5,445		11/15/15 (c)	4,698
1,000		05/15/16 (c)	840
6,745		02/15/19	4,919
250		05/15/20	170
6,799		U.S. Treasury Inflation Indexed Bonds, 3.625%, 04/15/28 (m)	11,682
		U.S. Treasury Inflation Indexed Notes,
630		1.375%, 07/15/18	650
8,996		4.250%, 01/15/10	11,601
		U.S. Treasury Notes,
2,750		1.375%, 09/15/12	2,778
500		1.375%, 10/15/12	504
1,200		1.750%, 03/31/14	1,202
1,500		1.875%, 02/28/14	1,512
2,000		2.625%, 04/30/16	2,015
250		3.875%, 02/15/13	271
4,450		4.500%, 05/15/17	4,967
8,000		4.750%, 08/15/17	9,059

		Total U.S. Treasury Obligations (Cost $391,911)	425,268

SHARES

		Short-Term Investment — 3.2%
		Investment Company — 3.2%
85,802		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (Cost $85,802)	85,802

		Investments of Cash Collateral for Securities on Loan — 1.5%
		Investment Company — 1.5%
40,605		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l) (Cost $40,605)	40,605

		Total Investments — 101.4% (Cost $2,590,483)	2,695,760
		Liabilities in Excess of Other Assets — (1.4)%	(38,231)

		NET ASSETS — 100.0%	$2,657,529

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2009.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC	—	Housing Finance Corp.
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$179,628
Aggregate gross unrealized depreciation	(74,351)

Net unrealized appreciation/depreciation	$105,277

Federal income tax cost of investments	$2,590,483

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands)::

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$126,407	$2,569,353	$—	$2,695,760

#Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of an investment company and an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited)
(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)

		Common Stocks — 98.6%
		Consumer Discretionary — 9.3%
		Auto Components — 0.2%
7		Goodyear Tire & Rubber Co. (The) (a)	102
21		Johnson Controls, Inc.	561

			663

		Automobiles — 0.4%
100		Ford Motor Co. (a)	886
7		Harley-Davidson, Inc.	211

			1,097

		Distributors — 0.1%
5		Genuine Parts Co.	177

		Diversified Consumer Services — 0.2%
4		Apollo Group, Inc., Class A (a)	225
2		DeVry, Inc.	104
10		H&R Block, Inc.	211

			540

		Hotels, Restaurants & Leisure — 1.5%
14		Carnival Corp. (a)	434
4		Darden Restaurants, Inc.	135
9		International Game Technology	173
8		Marriott International, Inc., Class A	201
34		McDonald’s Corp.	2,134
23		Starbucks Corp. (a)	499
6		Starwood Hotels & Resorts Worldwide, Inc.	185
6		Wyndham Worldwide Corp.	102
2		Wynn Resorts Ltd.	138
14		Yum! Brands, Inc.	509

			4,510

		Household Durables — 0.3%
2		Black & Decker Corp.	113
9		D.R. Horton, Inc.	88
5		Fortune Brands, Inc.	178
2		Harman International Industries, Inc.	81
2		KB Home (c)	33
5		Leggett & Platt, Inc.	94
5		Lennar Corp., Class A	60
9		Newell Rubbermaid, Inc.	124
10		Pulte Homes, Inc.	89
2		Whirlpool Corp.	170

			1,030

		Internet & Catalog Retail — 0.6%
10		Amazon.com, Inc. (a)	1,397
7		Expedia, Inc. (a)	166
1		priceline.com, Inc. (a)	280

			1,843

		Leisure Equipment & Products — 0.1%
8		Eastman Kodak Co. (a) (c)	34
4		Hasbro, Inc.	115
11		Mattel, Inc.	217

			366

		Media — 2.7%
21		CBS Corp., Class B	268
89		Comcast Corp., Class A	1,302
29		DIRECTV USD0.01, Class A (a)	918
7		Gannett Co., Inc.	72
15		Interpublic Group of Cos., Inc. (a)	95
10		McGraw-Hill Cos., Inc. (The)	292
1		Meredith Corp.	30
4		New York Times Co. (The), Class A (a)	30
70		News Corp., Class A	797
10		Omnicom Group, Inc.	353
3		Scripps Networks Interactive, Inc., Class A	109
11		Time Warner Cable, Inc.	456
37		Time Warner, Inc.	1,126
19		Viacom, Inc., Class B (a)	556
57		Walt Disney Co. (The)	1,736
–	(h)	Washington Post Co. (The), Class B	80

			8,220

		Multiline Retail — 0.8%
3		Big Lots, Inc. (a)	59
4		Family Dollar Stores, Inc.	132
7		J.C. Penney Co., Inc.	210
9		Kohl’s Corp. (a)	502
13		Macy’s, Inc.	212
5		Nordstrom, Inc.	170
2		Sears Holdings Corp. (a) (c)	109
23		Target Corp.	1,082

			2,476

		Specialty Retail — 1.9%
3		Abercrombie & Fitch Co., Class A	109
3		AutoNation, Inc. (a)	51
1		AutoZone, Inc. (a)	147
8		Bed Bath & Beyond, Inc. (a)	302
11		Best Buy Co., Inc.	452
5		GameStop Corp., Class A (a)	124
15		Gap, Inc. (The)	319
53		Home Depot, Inc.	1,442
8		Limited Brands, Inc.	137
46		Lowe’s Cos., Inc.	996
8		Office Depot, Inc. (a)	52
4		O’Reilly Automotive, Inc. (a)	164
4		RadioShack Corp.	73
3		Sherwin-Williams Co. (The)	184
22		Staples, Inc.	521
4		Tiffany & Co.	164
13		TJX Cos., Inc.	503

			5,740

		Textiles, Apparel & Luxury Goods — 0.5%
10		Coach, Inc.	342
12		Nike, Inc., Class B	780
2		Polo Ralph Lauren Corp.	137
3		V.F. Corp.	201

			1,460

		Total Consumer Discretionary	28,122

		Consumer Staples — 11.5%
		Beverages — 2.7%
3		Brown-Forman Corp., Class B	176
72		Coca-Cola Co. (The)	4,098
10		Coca-Cola Enterprises, Inc.	193
6		Constellation Brands, Inc., Class A (a)	105
8		Dr. Pepper Snapple Group, Inc. (a)	206
5		Molson Coors Brewing Co., Class B	219
4		Pepsi Bottling Group, Inc.	169
48		PepsiCo, Inc.	2,997

			8,163

		Food & Staples Retailing — 2.8%
13		Costco Wholesale Corp.	805
45		CVS/Caremark Corp.	1,384
20		Kroger Co. (The)	458
13		Safeway, Inc.	290
7		SUPERVALU, Inc.	91
18		SYSCO Corp.	494
31		Walgreen Co.	1,193
67		Wal-Mart Stores, Inc.	3,643
4		Whole Foods Market, Inc. (a)	111

			8,469

		Food Products — 1.6%
20		Archer-Daniels-Midland Co.	612
6		Campbell Soup Co.	208
14		ConAgra Foods, Inc.	303
6		Dean Foods Co. (a)	89
10		General Mills, Inc.	684
10		H.J. Heinz Co.	414
5		Hershey Co. (The)	181
2		Hormel Foods Corp.	81
4		JM Smucker Co. (The)	217
8		Kellogg Co.	417
46		Kraft Foods, Inc., Class A	1,212
4		McCormick & Co., Inc. (Non-Voting)	144
22		Sara Lee Corp.	261
9		Tyson Foods, Inc., Class A	114

			4,937

		Household Products — 2.6%
4		Clorox Co.	260
15		Colgate-Palmolive Co.	1,297
13		Kimberly-Clark Corp.	846
90		Procter & Gamble Co.	5,627

			8,030

		Personal Products — 0.2%
13		Avon Products, Inc.	452
4		Estee Lauder Cos., Inc. (The), Class A	171

			623

		Tobacco — 1.6%
64		Altria Group, Inc.	1,205
5		Lorillard, Inc.	398
60		Philip Morris International, Inc.	2,876
5		Reynolds American, Inc.	261

			4,740

		Total Consumer Staples	34,962

		Energy — 11.9%
		Energy Equipment & Services — 1.9%
10		Baker Hughes, Inc.	390
9		BJ Services Co.	170
8		Cameron International Corp. (a)	284
2		Diamond Offshore Drilling, Inc. (c)	214
4		ENSCO International, Inc.	194
4		FMC Technologies, Inc. (a)	206
28		Halliburton Co.	819
9		Nabors Industries Ltd., (Bermuda) (a)	181
13		National Oilwell Varco, Inc.	556
4		Rowan Cos., Inc. (a)	87
37		Schlumberger Ltd.	2,366
8		Smith International, Inc.	209

			5,676

		Oil, Gas & Consumable Fuels — 10.0%
15		Anadarko Petroleum Corp.	903
10		Apache Corp.	989
3		Cabot Oil & Gas Corp.	123
20		Chesapeake Energy Corp.	475
62		Chevron Corp.	4,839
46		ConocoPhillips	2,374
6		Consol Energy, Inc.	257
8		Denbury Resources, Inc. (a)	102
14		Devon Energy Corp.	924
22		El Paso Corp.	207
8		EOG Resources, Inc.	674
149		Exxon Mobil Corp.	11,154
9		Hess Corp.	522
22		Marathon Oil Corp.	714
3		Massey Energy Co.	99
6		Murphy Oil Corp.	333
5		Noble Energy, Inc.	350
25		Occidental Petroleum Corp.	2,025
8		Peabody Energy Corp.	368
4		Pioneer Natural Resources Co.	147
5		Range Resources Corp.	229
11		Southwestern Energy Co. (a)	468
20		Spectra Energy Corp.	388
4		Sunoco, Inc.	91
4		Tesoro Corp.	55
17		Valero Energy Corp.	276
18		Williams Cos., Inc. (The)	359
18		XTO Energy, Inc.	761

			30,206

		Total Energy	35,882

		Financials — 14.2%
		Capital Markets — 2.8%
8		Ameriprise Financial, Inc.	301
37		Bank of New York Mellon Corp. (The)	991
29		Charles Schwab Corp. (The)	539
44		E*Trade Financial Corp. (a)	73
3		Federated Investors, Inc., Class B	71
5		Franklin Resources, Inc.	500
16		Goldman Sachs Group, Inc. (The)	2,682
13		Invesco Ltd.	286
6		Janus Capital Group, Inc.	74
5		Legg Mason, Inc.	142
42		Morgan Stanley	1,327
7		Northern Trust Corp.	369
15		State Street Corp.	631
8		T. Rowe Price Group, Inc.	387

			8,373

		Commercial Banks — 2.8%
21		BB&T Corp.	525
5		Comerica, Inc.	133
25		Fifth Third Bancorp	248
7		First Horizon National Corp. (a)	92
20		Huntington Bancshares, Inc.	75
27		KeyCorp	159
3		M&T Bank Corp. (c)	168
16		Marshall & Ilsley Corp.	90
14		PNC Financial Services Group, Inc.	813
37		Regions Financial Corp.	215
15		SunTrust Banks, Inc.	364
59		U.S. Bancorp	1,426
144		Wells Fargo & Co.	4,050
4		Zions Bancorp	51

			8,409

		Consumer Finance — 0.8%
37		American Express Co.	1,538
14		Capital One Financial Corp.	540
17		Discover Financial Services	256
14		SLM Corp. (a)	158

			2,492

		Diversified Financial Services — 4.1%
267		Bank of America Corp.	4,240
403		Citigroup, Inc.	1,657
2		CME Group, Inc.	674
2		IntercontinentalExchange, Inc. (a)	242
122		JPMorgan Chase & Co. (q)	5,166
6		Leucadia National Corp. (a)	126
6		Moody’s Corp. (c)	141
4		NASDAQ OMX Group, Inc. (The) (a)	82
8		NYSE Euronext	203

			12,531

		Insurance — 2.5%
14		Aflac, Inc.	665
17		Allstate Corp. (The)	471
4		American International Group, Inc. (a) (c)	118
8		AON Corp.	329
4		Assurant, Inc.	112
11		Chubb Corp.	543
5		Cincinnati Financial Corp.	128
15		Genworth Financial, Inc., Class A (a)	160
12		Hartford Financial Services Group, Inc.	291
9		Lincoln National Corp.	214
11		Loews Corp.	398
16		Marsh & McLennan Cos., Inc.	365
5		MBIA, Inc. (a) (c)	17
25		MetLife, Inc.	865
10		Principal Financial Group, Inc.	250
21		Progressive Corp. (The) (a)	352
14		Prudential Financial, Inc.	714
3		Torchmark Corp.	111
18		Travelers Cos., Inc. (The)	920
10		Unum Group	195
11		XL Capital Ltd., (Bermuda), Class A	194

			7,412

		Real Estate Investment Trusts (REITs) — 1.1%
4		Apartment Investment & Management Co., Class A	49
2		AvalonBay Communities, Inc.	178
4		Boston Properties, Inc. (c)	287
8		Equity Residential	273
9		HCP, Inc.	284
4		Health Care REIT, Inc.	165
19		Host Hotels & Resorts, Inc.	196
12		Kimco Realty Corp.	143
5		Plum Creek Timber Co., Inc.	174
14		ProLogis	179
4		Public Storage	334
9		Simon Property Group, Inc.	641
5		Ventas, Inc.	208
5		Vornado Realty Trust	316

			3,427

		Real Estate Management & Development — 0.0% (g)
7		CB Richard Ellis Group, Inc., Class A (a)	85

		Thrifts & Mortgage Finance — 0.1%
15		Hudson City Bancorp, Inc.	194
11		People’s United Financial, Inc.	175

			369

		Total Financials	43,098

		Health Care — 12.7%
		Biotechnology — 1.6%
31		Amgen, Inc. (a)	1,769
9		Biogen Idec, Inc. (a)	419
14		Celgene Corp. (a)	786
2		Cephalon, Inc. (a)	127
8		Genzyme Corp. (a)	424
28		Gilead Sciences, Inc. (a)	1,288

			4,813

		Health Care Equipment & Supplies — 2.0%
19		Baxter International, Inc.	1,016
7		Becton, Dickinson & Co.	554
47		Boston Scientific Corp. (a)	390
3		C.R. Bard, Inc.	248
6		CareFusion Corp. (a)	144
5		DENTSPLY International, Inc.	153
5		Hospira, Inc. (a)	234
1		Intuitive Surgical, Inc. (a)	329
34		Medtronic, Inc.	1,452
11		St. Jude Medical, Inc. (a)	395
9		Stryker Corp.	440
4		Varian Medical Systems, Inc. (a)	181
7		Zimmer Holdings, Inc. (a)	392

			5,928

		Health Care Providers & Services — 2.1%
13		Aetna, Inc.	393
9		AmerisourceBergen Corp.	227
11		Cardinal Health, Inc.	358
8		CIGNA Corp.	271
5		Coventry Health Care, Inc. (a)	104
3		DaVita, Inc. (a)	190
8		Express Scripts, Inc. (a)	728
5		Humana, Inc. (a)	218
3		Laboratory Corp. of America Holdings (a)	244
8		McKesson Corp.	510
15		Medco Health Solutions, Inc. (a)	925
3		Patterson Cos., Inc. (a)	74
5		Quest Diagnostics, Inc.	280
13		Tenet Healthcare Corp. (a)	61
36		UnitedHealth Group, Inc.	1,030
15		WellPoint, Inc. (a)	794

			6,407

		Health Care Technology — 0.0% (g)
6		IMS Health, Inc.	120

		Life Sciences Tools & Services — 0.4%
5		Life Technologies Corp. (a)	271
2		Millipore Corp. (a)	117
4		PerkinElmer, Inc.	68
13		Thermo Fisher Scientific, Inc. (a)	596
3		Waters Corp. (a)	174

			1,226

		Pharmaceuticals — 6.6%
48		Abbott Laboratories	2,605
10		Allergan, Inc.	553
61		Bristol-Myers Squibb Co.	1,550
31		Eli Lilly & Co.	1,148
9		Forest Laboratories, Inc. (a)	286
85		Johnson & Johnson	5,354
8		King Pharmaceuticals, Inc. (a)	91
94		Merck & Co., Inc.	3,416
9		Mylan, Inc. (a) (c)	169
249		Pfizer, Inc.	4,530
3		Watson Pharmaceuticals, Inc. (a)	121

			19,823

		Total Health Care	38,317

		Industrials — 10.2%
		Aerospace & Defense — 2.7%
22		Boeing Co.	1,177
12		General Dynamics Corp.	785
4		Goodrich Corp.	228
23		Honeywell International, Inc.	894
6		ITT Corp.	292
4		L-3 Communications Holdings, Inc.	282
10		Lockheed Martin Corp.	771
10		Northrop Grumman Corp.	539
4		Precision Castparts Corp.	449
12		Raytheon Co.	620
5		Rockwell Collins, Inc.	261
29		United Technologies Corp.	1,957

			8,255

		Air Freight & Logistics — 1.0%
5		C.H. Robinson Worldwide, Inc.	290
7		Expeditors International of Washington, Inc.	209
10		FedEx Corp.	816
31		United Parcel Service, Inc., Class B	1,767

			3,082

		Airlines — 0.1%
23		Southwest Airlines Co.	211

		Building Products — 0.1%
11		Masco Corp.	151

		Commercial Services & Supplies — 0.5%
3		Avery Dennison Corp.	131
4		Cintas Corp.	114
6		Iron Mountain, Inc. (a)	134
6		Pitney Bowes, Inc.	147
6		R.R. Donnelley & Sons Co.	131
10		Republic Services, Inc.	281
3		Stericycle, Inc. (a)	144
15		Waste Management, Inc.	500

			1,582

		Construction & Engineering — 0.2%
6		Fluor Corp.	236
4		Jacobs Engineering Group, Inc. (a)	134
6		Quanta Services, Inc. (a)	116

			486

		Electrical Equipment — 0.4%
23		Emerson Electric Co.	962
1		First Solar, Inc. (a) (c)	179
4		Rockwell Automation, Inc.	191

			1,332

		Industrial Conglomerates — 2.4%
22		3M Co.	1,672
329		General Electric Co.	5,264
8		Textron, Inc.	167

			7,103

		Machinery — 1.6%
19		Caterpillar, Inc.	1,122
6		Cummins, Inc.	280
8		Danaher Corp.	568
13		Deere & Co.	700
6		Dover Corp.	235
5		Eaton Corp.	327
2		Flowserve Corp.	172
12		Illinois Tool Works, Inc.	579
11		PACCAR, Inc.	417
4		Pall Corp.	116
5		Parker Hannifin Corp.	268
2		Snap-On, Inc.	64
2		Stanley Works (The)	119

			4,967

		Professional Services — 0.1%
2		Dun & Bradstreet Corp.	128
4		Equifax, Inc.	112
4		Monster Worldwide, Inc. (a)	57
5		Robert Half International, Inc.	105

			402

		Road & Rail — 1.0%
8		Burlington Northern Santa Fe Corp.	796
12		CSX Corp.	576
11		Norfolk Southern Corp.	584
2		Ryder System, Inc.	70
16		Union Pacific Corp.	986

			3,012

		Trading Companies & Distributors — 0.1%
4		Fastenal Co. (c)	151
2		W.W. Grainger, Inc.	189

			340

		Total Industrials	30,923

		Information Technology — 18.6%
		Communications Equipment — 2.6%
3		Ciena Corp. (a) (c)	34
178		Cisco Systems, Inc. (a)	4,173
4		Harris Corp.	178
7		JDS Uniphase Corp. (a)	50
16		Juniper Networks, Inc. (a)	423
71		Motorola, Inc.	568
51		QUALCOMM, Inc.	2,313
12		Tellabs, Inc. (a)	69

			7,808

		Computers & Peripherals — 5.7%
28		Apple, Inc. (a)	5,537
53		Dell, Inc. (a)	751
63		EMC Corp. (a)	1,052
73		Hewlett-Packard Co.	3,597
41		International Business Machines Corp.	5,121
2		Lexmark International, Inc., Class A (a)	61
10		NetApp, Inc. (a)	320
4		QLogic Corp. (a)	66
7		SanDisk Corp. (a)	138
23		Sun Microsystems, Inc. (a)	198
5		Teradata Corp. (a)	156
7		Western Digital Corp. (a)	256

			17,253

		Electronic Equipment, Instruments & Components — 0.5%
11		Agilent Technologies, Inc. (a)	309
5		Amphenol Corp., Class A	218
48		Corning, Inc.	802
5		FLIR Systems, Inc. (a)	134
6		Jabil Circuit, Inc.	76
4		Molex, Inc.	78

			1,617

		Internet Software & Services — 2.0%
5		Akamai Technologies, Inc. (a)	128
35		eBay, Inc. (a)	850
7		Google, Inc., Class A (a)	4,336
6		VeriSign, Inc. (a) (c)	134
37		Yahoo!, Inc. (a)	552

			6,000

		IT Services — 1.1%
3		Affiliated Computer Services, Inc., Class A (a)	167
16		Automatic Data Processing, Inc.	675
9		Cognizant Technology Solutions Corp., Class A (a)	398
5		Computer Sciences Corp. (a)	259
4		Convergys Corp. (a)	42
10		Fidelity National Information Services, Inc.	218
5		Fiserv, Inc. (a)	221
3		MasterCard, Inc., Class A	715
10		Paychex, Inc.	311
6		Total System Services, Inc.	105
22		Western Union Co. (The)	400

			3,511

		Office Electronics — 0.1%
27		Xerox Corp.	207

		Semiconductors & Semiconductor Equipment — 2.4%
17		Advanced Micro Devices, Inc. (a)	122
9		Altera Corp.	191
9		Analog Devices, Inc.	270
41		Applied Materials, Inc.	508
13		Broadcom Corp., Class A (a)	389
173		Intel Corp.	3,323
5		KLA-Tencor Corp.	165
7		Linear Technology Corp.	185
20		LSI Corp. (a)	107
7		MEMC Electronic Materials, Inc. (a)	83
6		Microchip Technology, Inc. (c)	149
26		Micron Technology, Inc. (a)	197
7		National Semiconductor Corp.	106
3		Novellus Systems, Inc. (a)	62
17		NVIDIA Corp. (a)	221
5		Teradyne, Inc. (a)	48
39		Texas Instruments, Inc.	986
9		Xilinx, Inc.	193

			7,305

		Software — 4.2%
16		Adobe Systems, Inc. (a)	570
7		Autodesk, Inc. (a)	167
6		BMC Software, Inc. (a)	220
12		CA, Inc.	272
6		Citrix Systems, Inc. (a)	216
7		Compuware Corp. (a)	51
10		Electronic Arts, Inc. (a)	169
10		Intuit, Inc. (a)	292
5		McAfee, Inc. (a)	185
240		Microsoft Corp.	7,049
11		Novell, Inc. (a)	42
121		Oracle Corp.	2,666
6		Red Hat, Inc. (a)	155
3		Salesforce.com, Inc. (a)	212
25		Symantec Corp. (a)	447

			12,713

		Total Information Technology	56,414

		Materials — 3.5%
		Chemicals — 2.0%
6		Air Products & Chemicals, Inc.	539
3		Airgas, Inc.	117
1		CF Industries Holdings, Inc.	128
35		Dow Chemical Co. (The)	982
28		E.l. du Pont de Nemours & Co.	966
2		Eastman Chemical Co.	135
7		Ecolab, Inc.	329
2		FMC Corp.	126
2		International Flavors & Fragrances, Inc.	99
17		Monsanto Co.	1,363
5		PPG Industries, Inc.	303
9		Praxair, Inc.	778
4		Sigma-Aldrich Corp.	201

			6,066

		Construction Materials — 0.1%
4		Vulcan Materials Co.	187

		Containers & Packaging — 0.2%
3		Ball Corp.	144
3		Bemis Co., Inc.	98
5		Owens-Illinois, Inc. (a)	163
4		Pactiv Corp. (a)	99
5		Sealed Air Corp.	109

			613

		Metals & Mining — 1.0%
3		AK Steel Holding Corp.	68
30		Alcoa, Inc.	377
3		Allegheny Technologies, Inc.	103
13		Freeport-McMoRan Copper & Gold, Inc. (a)	1,054
15		Newmont Mining Corp.	813
10		Nucor Corp.	412
3		Titanium Metals Corp.	26
4		United States Steel Corp.	198

			3,051

		Paper & Forest Products — 0.2%
13		International Paper Co.	341
5		MeadWestvaco Corp.	145
7		Weyerhaeuser Co.	254

			740

		Total Materials	10,657

		Telecommunication Services — 3.1%
		Diversified Telecommunication Services — 2.8%
182		AT&T, Inc.	4,915
9		CenturyTel, Inc.	327
10		Frontier Communications Corp.	76
46		Qwest Communications International, Inc.	167
88		Verizon Communications, Inc.	2,763
14		Windstream Corp.	134

			8,382

		Wireless Telecommunication Services — 0.3%
12		American Tower Corp., Class A (a)	499
8		MetroPCS Communications, Inc. (a)	51
89		Sprint Nextel Corp. (a)	330

			880

		Total Telecommunication Services	9,262

		Utilities — 3.6%
		Electric Utilities — 2.0%
5		Allegheny Energy, Inc.	115
15		American Electric Power Co., Inc.	474
40		Duke Energy Corp.	669
10		Edison International	343
6		Entergy Corp.	476
20		Exelon Corp.	982
9		FirstEnergy Corp.	406
13		FPL Group, Inc.	661
5		Northeast Utilities	131
7		Pepco Holdings, Inc.	111
3		Pinnacle West Capital Corp.	110
12		PPL Corp.	355
9		Progress Energy, Inc.	338
25		Southern Co.	790

			5,961

		Gas Utilities — 0.1%
4		EQT Corp.	166
1		Nicor, Inc.	55
5		Questar Corp.	214

			435

		Independent Power Producers & Energy Traders — 0.2%
21		AES Corp. (The) (a)	263
6		Constellation Energy Group, Inc.	198
16		Dynegy, Inc., Class A (a)	28

			489

		Multi-Utilities — 1.3%
7		Ameren Corp.	187
12		CenterPoint Energy, Inc.	159
7		CMS Energy Corp.	101
9		Consolidated Edison, Inc.	365
18		Dominion Resources, Inc.	670
5		DTE Energy Co.	204
2		Integrys Energy Group, Inc.	91
9		NiSource, Inc.	121
11		PG&E Corp.	485
16		Public Service Enterprise Group, Inc.	491
3		SCANA Corp.	120
8		Sempra Energy	403
7		TECO Energy, Inc.	97
4		Wisconsin Energy Corp.	163
14		Xcel Energy, Inc.	286

			3,943

		Total Utilities	10,828

		Total Common Stocks (Cost $294,533)	298,465

		Investment Company — 0.2%
6		SPDR Trust, Series 1 (Cost $627)	650

SHARES

		Short-Term Investments — 1.1%
		Investment Company — 0.9%
2,671		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.150%, (b) (l) (m) (Cost $2,671)	2,671

PRINCIPAL AMOUNT($)

		U.S. Treasury Obligation — 0.2%
555		U.S. Treasury Bill, 0.050%, 01/14/10 (k) (n) (Cost $555)	555

		Total Short-Term Investments (Cost $3,226)	3,226

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)

		Investments of Cash Collateral for Securities on Loan — 0.3%
		Corporate Note — 0.1%
500		Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	495

SHARES

		Investment Company — 0.2%
532		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l)	532

		Total Investments of Cash Collateral for Securities on Loan (Cost $1,032)	1,027

		Total Investments — 100.2% (Cost $299,418)	303,368
		Liabilities in Excess of Other Assets — (0.2)%	(578)

		NET ASSETS — 100.0%	$302,790

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 11/30/09	UNREALIZED APPRECIATION (DEPRECIATION)

	Long Futures Outstanding
12	S&P 500 Index	12/17/09	$3,284	$142

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SPDR —	Standard & Poor’s Depository Receipts

VAR —	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.

(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$47,965
Aggregate gross unrealized depreciation	(44,015)
Net unrealized appreciation/depreciation	$3,950
Federal income tax cost of investments	$299,418

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Total Investments in Securities #	$302,318	$1,050	$—	$303,368

Appreciation in Other Financial Instruments*
Futures Contracts	$142	$—	$—	$142

* Other financial instruments may include futures, forward foreign currency exchange and swap contracts.

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 2 consists of a U.S. Treasury Bill that is held for futures collateral and a corporate note that are held as an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF NOVEMBER 30, 2009 (Unaudited) (continued)
(Amounts in thousands)

PRINCIPAL
AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)

		Asset-Backed Securities — 1.8%
		AmeriCredit Automobile Receivables Trust,
75		Series 2005-BM, Class A4, VAR, 0.322%, 05/06/12	75
744		Series 2006-BG, Class A4, 5.210%, 09/06/13	765
73		Series 2007-CM, Class A3B, VAR, 0.272%, 05/07/12	73
175		Series 2009-1, Class A3, 3.040%, 10/15/13	177
		Bank of America Auto Trust,
575		Series 2009-1A, Class A3, 2.670%, 07/15/13 (e)	588
150		Series 2009-1A, Class A4, 3.520%, 06/15/16 (e)	156
97		Bear Stearns Asset Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.606%, 04/25/36 (i)	67
65		Capital One Auto Finance Trust, Series 2007-B, Class A3A, 5.030%, 04/15/12	65
150		Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.820%, 01/15/16	154
500		Citibank Credit Card Issuance Trust, Series 2002-C2, Class C2, 6.950%, 02/18/14	525
69		Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB1, Class AF2, SUB, 5.236%, 01/25/36	46
		Ford Credit Auto Owner Trust,
970		Series 2006-B, Class A4, 5.250%, 09/15/11	990
233		Series 2007-B, Class A3A, 5.150%, 11/15/11	238
250		Series 2009-B, Class A3, 2.790%, 08/15/13	256
200		Series 2009-B, Class A4, 4.500%, 07/15/14	213
		HFC Home Equity Loan Asset Backed Certificates,
116		Series 2005-2, Class A1, VAR, 0.507%, 01/20/35	107
90		Series 2006-1, Class A1, VAR, 0.397%, 01/20/36	79
104		Series 2007-3, Class APT, VAR, 1.437%, 11/20/36	88
		Honda Auto Receivables Owner Trust,
315		Series 2009-2, Class A3, 2.790%, 01/15/13	323
100		Series 2009-2, Class A4, 4.430%, 07/15/15	107
150		Series 2009-3, Class A3, 2.310%, 05/15/13	153
150		Series 2009-3, Class A4, 3.300%, 09/15/15	155
150		John Deere Owner Trust, Series 2009-A, Class A3, 2.590%, 10/15/13	153
		MBNA Credit Card Master Note Trust,
407		Series 2002-C1, Class C1, 6.800%, 07/15/14	420
253		Series 2003-C1, Class C1, VAR, 1.939%, 06/15/12	252
137		World Omni Auto Receivables Trust, Series 2007-B, Class A3A, 5.280%, 01/17/12	140

		Total Asset-Backed Securities (Cost $6,277)	6,365

		Collateralized Mortgage Obligations — 34.9%
		Agency CMO — 29.0%
116		Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 24, Class ZE, 6.250%, 11/25/23	126
		Federal Home Loan Mortgage Corp. REMICS,
11		Series 11, Class D, 9.500%, 07/15/19	12
–	(h)	Series 41, Class I, HB, 84.000%, 05/15/20	–	(h)
6		Series 46, Class B, 7.800%, 09/15/20	6
2		Series 47, Class F, 10.000%, 06/15/20	2
–	(h)	Series 85, Class C, 8.600%, 01/15/21	–	(h)
6		Series 99, Class Z, 9.500%, 01/15/21	6
27		Series 114, Class H, 6.950%, 01/15/21	30
2		Series 1079, Class S, HB, IF, 33.150%, 05/15/21	3
2		Series 1084, Class F, VAR, 1.200%, 05/15/21	2
1		Series 1084, Class S, HB, IF, 44.100%, 05/15/21	2
15		Series 1144, Class KB, 8.500%, 09/15/21	16
–	(h)	Series 1172, Class L, HB, VAR, 1,181.250%, 11/15/21	1
–	(h)	Series 1196, Class B, HB, IF, 1,169.001%, 01/15/22	3
21		Series 1206, Class IA, 7.000%, 03/15/22	21
88		Series 1212, Class IZ, 8.000%, 02/15/22	88
14		Series 1250, Class J, 7.000%, 05/15/22	15
42		Series 1343, Class LA, 8.000%, 08/15/22	47
181		Series 1466, Class PZ, 7.500%, 02/15/23	199
2		Series 1470, Class F, VAR, 2.272%, 02/15/23	2
73		Series 1491, Class I, 7.500%, 04/15/23	73
71		Series 1518, Class G, IF, 8.839%, 05/15/23	73
63		Series 1541, Class O, VAR, 2.790%, 07/15/23	63
3		Series 1602, Class SA, HB, IF, 21.938%, 10/15/23	5
99		Series 1607, Class H, 6.250%, 10/15/13	100
227		Series 1608, Class L, 6.500%, 09/15/23	248
198		Series 1609, Class LG, IF, 16.792%, 11/15/23	238
28		Series 1611, Class JA, VAR, 1.625%, 08/15/23	28
25		Series 1611, Class JB, HB, IF, 20.836%, 08/15/23	26
4		Series 1671, Class L, 7.000%, 02/15/24	4
30		Series 1700, Class GA, PO, 02/15/24	28
370		Series 1706, Class K, 7.000%, 03/15/24	404
1,000		Series 1720, Class PL, 7.500%, 04/15/24	1,080
26		Series 1745, Class D, 7.500%, 08/15/24	28
79		Series 1798, Class F, 5.000%, 05/15/23	82
3		Series 1807, Class G, 9.000%, 10/15/20	3
310		Series 1927, Class PH, 7.500%, 01/15/27	334
150		Series 1981, Class Z, 6.000%, 05/15/27	163
47		Series 1987, Class PE, 7.500%, 09/15/27	52
64		Series 2025, Class PE, 6.300%, 01/15/13	64
23		Series 2033, Class SN, HB, IF, 25.719%, 03/15/24	14
63		Series 2038, Class PN, IO, 7.000%, 03/15/28	11
283		Series 2040, Class PE, 7.500%, 03/15/28	285
95		Series 2056, Class TD, 6.500%, 05/15/18	103
385		Series 2063, Class PG, 6.500%, 06/15/28	410
56		Series 2064, Class TE, 7.000%, 06/15/28	61
265		Series 2075, Class PH, 6.500%, 08/15/28	287
257		Series 2075, Class PM, 6.250%, 08/15/28	278
71		Series 2089, Class PJ, IO, 7.000%, 10/15/28	13
39		Series 2102, Class TC, 6.000%, 12/15/13	41
218		Series 2115, Class PE, 6.000%, 01/15/14	231
205		Series 2125, Class JZ, 6.000%, 02/15/29	222
28		Series 2163, Class PC, IO, 7.500%, 06/15/29	6
506		Series 2169, Class TB, 7.000%, 06/15/29	559
202		Series 2172, Class QC, 7.000%, 07/15/29	222
2		Series 2196, Class TL, 7.500%, 11/15/29	2
101		Series 2201, Class C, 8.000%, 11/15/29	112
195		Series 2210, Class Z, 8.000%, 01/15/30	209
79		Series 2224, Class CB, 8.000%, 03/15/30	87
116		Series 2256, Class MC, 7.250%, 09/15/30	127
171		Series 2259, Class ZM, 7.000%, 10/15/30	187
132		Series 2271, Class PC, 7.250%, 12/15/30	135
202		Series 2283, Class K, 6.500%, 12/15/23	223
74		Series 2296, Class PD, 7.000%, 03/15/31	79
39		Series 2306, Class K, PO, 05/15/24	34
94		Series 2306, Class SE, IF, IO, 7.170%, 05/15/24	18
73		Series 2333, Class HC, 6.000%, 07/15/31	77
98		Series 2344, Class QG, 6.000%, 08/15/16	105
1,662		Series 2344, Class ZD, 6.500%, 08/15/31	1,819
204		Series 2344, Class ZJ, 6.500%, 08/15/31	223
141		Series 2345, Class NE, 6.500%, 08/15/31	153
168		Series 2345, Class PQ, 6.500%, 08/15/16	182
146		Series 2347, Class VP, 6.500%, 03/15/20	156
239		Series 2351, Class PZ, 6.500%, 08/15/31	261
113		Series 2355, Class BP, 6.000%, 09/15/16	122
132		Series 2360, Class PG, 6.000%, 09/15/16	140
115		Series 2366, Class MD, 6.000%, 10/15/16	124
203		Series 2391, Class QR, 5.500%, 12/15/16	218
220		Series 2391, Class VQ, 6.000%, 10/15/12	228
310		Series 2405, Class PE, 6.000%, 01/15/17	336
145		Series 2410, Class NG, 6.500%, 02/15/32	159
182		Series 2410, Class OE, 6.375%, 02/15/32	199
70		Series 2410, Class QX, IF, IO, 8.411%, 02/15/32	12
405		Series 2412, Class SP, IF, 15.622%, 02/15/32	472
82		Series 2423, Class MC, 7.000%, 03/15/32	90
162		Series 2423, Class MT, 7.000%, 03/15/32	179
243		Series 2435, Class CJ, 6.500%, 04/15/32	274
405		Series 2435, Class VH, 6.000%, 07/15/19	428
257		Series 2441, Class GF, 6.500%, 04/15/32	283
199		Series 2444, Class ES, IF, IO, 7.711%, 03/15/32	26
225		Series 2450, Class GZ, 7.000%, 05/15/32	246
80		Series 2450, Class SW, IF, IO, 7.761%, 03/15/32	10
405		Series 2455, Class GK, 6.500%, 05/15/32	445
463		Series 2460, Class VZ, 6.000%, 11/15/29	474
698		Series 2466, Class DH, 6.500%, 06/15/32	765
778		Series 2466, Class PG, 6.500%, 04/15/32	828
299		Series 2474, Class NR, 6.500%, 07/15/32	329
533		Series 2484, Class LZ, 6.500%, 07/15/32	591
607		Series 2500, Class MC, 6.000%, 09/15/32	667
607		Series 2512, Class PG, 5.500%, 10/15/22	664
–	(h)	Series 2515, Class DE, 4.000%, 03/15/32	–	(h)
22		Series 2519, Class BT, 8.500%, 09/15/31	23
197		Series 2527, Class VU, 5.500%, 10/15/13	198
224		Series 2535, Class BK, 5.500%, 12/15/22	243
425		Series 2537, Class TE, 5.500%, 12/15/17	459
675		Series 2543, Class YX, 6.000%, 12/15/32	740
173		Series 2565, Class MB, 6.000%, 05/15/30	178
810		Series 2575, Class ME, 6.000%, 02/15/33	889
169		Series 2586, Class WI, IO, 6.500%, 03/15/33	27
282		Series 2594, Class VA, 6.000%, 03/15/14	283
48		Series 2594, Class VP, 6.000%, 02/15/14	48
405		Series 2594, Class VQ, 6.000%, 08/15/20	426
720		Series 2597, Class AD, 6.500%, 03/15/32	741
237		Series 2597, Class DS, IF, IO, 7.311%, 02/15/33	11
662		Series 2599, Class DS, IF, IO, 6.761%, 02/15/33	33
750		Series 2610, Class DS, IF, IO, 6.861%, 03/15/33	42
447		Series 2611, Class SH, IF, IO, 7.411%, 10/15/21	26
405		Series 2617, Class GR, 4.500%, 05/15/18	432
132		Series 2619, Class IM, IO, 5.000%, 10/15/21	6
300		Series 2622, Class PE, 4.500%, 05/15/18	320
1,000		Series 2628, Class WA, 4.000%, 07/15/28	1,035
202		Series 2631, Class LC, 4.500%, 06/15/18	215
202		Series 2640, Class VE, 3.250%, 07/15/22	204
30		Series 2643, Class HI, IO, 4.500%, 12/15/16	1
538		Series 2651, Class VZ, 4.500%, 07/15/18	571
107		Series 2656, Class SH, HB, IF, 20.884%, 02/15/25	112
1,000		Series 2657, Class MD, 5.000%, 12/15/20	1,055
257		Series 2668, Class SB, IF, 6.988%, 10/15/15	261
202		Series 2672, Class ME, 5.000%, 11/15/22	216
506		Series 2675, Class CK, 4.000%, 09/15/18	527
359		Series 2682, Class YS, IF, 8.635%, 10/15/33	338
1,000		Series 2684, Class PO, PO, 01/15/33	836
243		Series 2684, Class TO, PO, 10/15/33	190
94		Series 2686, Class GB, 5.000%, 05/15/20	98
141		Series 2691, Class WS, IF, 8.642%, 10/15/33	133
1,000		Series 2695, Class DE, 4.000%, 01/15/17	1,045
201		Series 2705, Class SC, IF, 8.642%, 11/15/33	189
201		Series 2705, Class SD, IF, 8.693%, 11/15/33	180
78		Series 2739, Class S, IF, 11.522%, 01/15/34	77
150		Series 2744, Class FE, VAR, 0.000%, 02/15/34	145
405		Series 2744, Class TU, 5.500%, 05/15/32	419
172		Series 2753, Class S, IF, 11.522%, 02/15/34	167
130		Series 2755, Class PA, PO, 02/15/29	127
78		Series 2755, Class SA, IF, 13.723%, 05/15/30	83
59		Series 2769, Class PO, PO, 03/15/34	55
306		Series 2776, Class SK, IF, 8.717%, 04/15/34	291
300		Series 2802, Class MB, 5.500%, 11/15/31	319
296		Series 2815, Class YS, IF, 9.556%, 01/15/34	296
185		Series 2841, Class YA, 5.500%, 07/15/27	187
852		Series 2907, Class VC, 4.500%, 05/15/34	878
454		Series 2934, Class EC, PO, 02/15/20	425
323		Series 2990, Class SL, HB, IF, 23.618%, 06/15/34	426
500		Series 2999, Class ND, 4.500%, 07/15/20	529
484		Series 3068, Class AO, PO, 01/15/35	467
487		Series 3117, Class EO, PO, 02/15/36	439
63		Series 3117, Class OK, PO, 02/15/36	55
772		Series 3122, Class OH, PO, 03/15/36	699
51		Series 3149, Class SO, PO, 05/15/36	46
727		Series 3152, Class MO, PO, 03/15/36	620
62		Series 3158, Class LX, VAR, 0.000%, 05/15/36	61
1,000		Series 3162, Class OB, 6.000%, 11/15/30	1,074
311		Series 3167, Class QA, 6.000%, 10/15/26	313
356		Series 3171, Class MO, PO, 06/15/36	319
373		Series 3179, Class OA, PO, 07/15/36	339
1,318		Series 3202, Class HI, IF, IO, 6.411%, 08/15/36	141
528		Series 3232, Class ST, IF, IO, 6.461%, 10/15/36	52
601		Series 3253, Class PO, PO, 12/15/21	568
853		Series 3481, Class SJ, IF, IO, 5.611%, 08/15/38	79
208		Federal Home Loan Mortgage Corp. STRIPS, Series 243, Class 16, IO, 4.500%, 11/15/20	20
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
63		Series T-41, Class 3A, VAR, 7.500%, 07/25/32	71
54		Series T-51, Class 2A, VAR, 7.500%, 08/25/42	61
546		Series T-54, Class 2A, 6.500%, 02/25/43	595
190		Series T-54, Class 3A, 7.000%, 02/25/43	211
51		Series T-58, Class APO, PO, 09/25/43	46
216		Federal National Mortgage Association Grantor Trust, Series 2001-T10, Class A2, 7.500%, 12/25/41	244
		Federal National Mortgage Association REMICS,
4		Series 1988-7, Class Z, 9.250%, 04/25/18	5
19		Series 1989-70, Class G, 8.000%, 10/25/19	21
8		Series 1989-78, Class H, 9.400%, 11/25/19	10
6		Series 1989-83, Class H, 8.500%, 11/25/19	7
6		Series 1989-89, Class H, 9.000%, 11/25/19	7
2		Series 1990-1, Class D, 8.800%, 01/25/20	3
3		Series 1990-7, Class B, 8.500%, 01/25/20	4
3		Series 1990-60, Class K, 5.500%, 06/25/20	3
3		Series 1990-63, Class H, 9.500%, 06/25/20	4
3		Series 1990-93, Class G, 5.500%, 08/25/20	3
–	(h)	Series 1990-94, Class H, HB, 505.000%, 08/25/20	–	(h)
–	(h)	Series 1990-95, Class J, HB, 1,118.040%, 08/25/20	1
18		Series 1990-102, Class J, 6.500%, 08/25/20	20
7		Series 1990-120, Class H, 9.000%, 10/25/20	8
1		Series 1990-134, Class SC, HB, IF, 21.225%, 11/25/20	2
–	(h)	Series 1990-140, Class K, HB, 652.145%, 12/25/20	1
–	(h)	Series 1991-7, Class K, HB, 908.500%, 02/25/21	–	(h)
10		Series 1991-42, Class S, IF, 17.237%, 05/25/21	13
144		Series 1992-107, Class SB, HB, IF, 29.329%, 06/25/22	215
9		Series 1992-143, Class MA, 5.500%, 09/25/22	10
65		Series 1993-25, Class J, 7.500%, 03/25/23	74
421		Series 1993-37, Class PX, 7.000%, 03/25/23	472
143		Series 1993-54, Class Z, 7.000%, 04/25/23	160
30		Series 1993-62, Class SA, IF, 17.565%, 04/25/23	40
38		Series 1993-122, Class M, 6.500%, 07/25/23	43
15		Series 1993-165, Class SD, IF, 12.158%, 09/25/23	17
62		Series 1993-178, Class PK, 6.500%, 09/25/23	69
1,012		Series 1993-183, Class KA, 6.500%, 10/25/23	1,133
478		Series 1993-189, Class PL, 6.500%, 10/25/23	531
53		Series 1993-225, Class SG, HB, IF, 26.464%, 12/25/13	68
104		Series 1993-247, Class SA, HB, IF, 25.377%, 12/25/23	160
205		Series 1993-250, Class Z, 7.000%, 12/25/23	221
300		Series 1993-257, Class C, PO, 06/25/23	282
6		Series 1994-9, Class E, PO, 11/25/23	5
273		Series 1996-14, Class SE, IF, IO, 7.320%, 08/25/23	50
13		Series 1996-27, Class FC, VAR, 0.750%, 03/25/17	13
30		Series 1996-59, Class J, 6.500%, 08/25/22	34
126		Series 1996-59, Class K, 6.500%, 07/25/23	133
128		Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	3
128		Series 1997-20, Class IO, IO, VAR, 1.840%, 03/25/27	4
63		Series 1997-27, Class J, 7.500%, 04/18/27	69
56		Series 1997-29, Class J, 7.500%, 04/20/27	63
123		Series 1997-39, Class PD, 7.500%, 05/20/27	138
52		Series 1997-81, Class PI, IO, 7.000%, 12/18/27	10
8		Series 1998-4, Class C, PO, 04/25/23	7
98		Series 1998-36, Class ZB, 6.000%, 07/18/28	108
609		Series 1998-43, Class EA, PO, 04/25/23	550
307		Series 2000-2, Class ZE, 7.500%, 02/25/30	351
136		Series 2001-4, Class PC, 7.000%, 03/25/21	152
149		Series 2001-5, Class OW, 6.000%, 03/25/16	158
384		Series 2001-33, Class ID, IO, 6.000%, 07/25/31	55
299		Series 2001-36, Class DE, 7.000%, 08/25/31	333
74		Series 2001-44, Class PD, 7.000%, 09/25/31	83
502		Series 2001-48, Class Z, 6.500%, 09/25/21	558
85		Series 2001-49, Class Z, 6.500%, 09/25/31	94
42		Series 2001-52, Class XM, 6.500%, 11/25/10	43
247		Series 2001-71, Class MB, 6.000%, 12/25/16	268
305		Series 2001-71, Class QE, 6.000%, 12/25/16	330
1,712		Series 2001-74, Class MB, 6.000%, 12/25/16	1,860
133		Series 2001-80, Class PE, 6.000%, 07/25/29	139
69		Series 2001-81, Class LO, PO, 01/25/32	63
171		Series 2002-1, Class HC, 6.500%, 02/25/22	189
68		Series 2002-1, Class SA, HB, IF, 24.421%, 02/25/32	93
136		Series 2002-2, Class UC, 6.000%, 02/25/17	146
296		Series 2002-3, Class OG, 6.000%, 02/25/17	320
895		Series 2002-18, Class PC, 5.500%, 04/25/17	948
233		Series 2002-21, Class PE, 6.500%, 04/25/32	255
405		Series 2002-24, Class AJ, 6.000%, 04/25/17	444
215		Series 2002-28, Class PK, 6.500%, 05/25/32	237
302		Series 2002-37, Class Z, 6.500%, 06/25/32	333
494		Series 2002-56, Class UC, 5.500%, 09/25/17	530
243		Series 2002-74, Class LD, 5.000%, 01/25/16	244
70		Series 2002-74, Class PD, 5.000%, 11/25/15	71
442		Series 2002-84, Class VB, 5.500%, 04/25/15	477
39		Series 2002-91, Class UH, IO, 5.500%, 06/25/22	3
405		Series 2002-94, Class BK, 5.500%, 01/25/18	441
47		Series 2003-8, Class SB, IF, IO, 7.414%, 03/25/16	1
202		Series 2003-22, Class UD, 4.000%, 04/25/33	198
162		Series 2003-34, Class GB, 6.000%, 03/25/33	177
304		Series 2003-34, Class GE, 6.000%, 05/25/33	335
57		Series 2003-39, Class IO, IO, VAR, 6.000%, 05/25/33	8
405		Series 2003-47, Class PE, 5.750%, 06/25/33	439
136		Series 2003-52, Class SX, HB, IF, 22.242%, 10/25/31	165
168		Series 2003-64, Class SX, IF, 13.141%, 07/25/33	170
254		Series 2003-65, Class ML, 4.000%, 07/25/33	252
391		Series 2003-71, Class DS, IF, 7.142%, 08/25/33	353
585		Series 2003-73, Class GA, 3.500%, 05/25/31	597
848		Series 2003-80, Class SY, IF, IO, 7.414%, 06/25/23	82
405		Series 2003-83, Class PG, 5.000%, 06/25/23	431
380		Series 2003-86, Class PW, 4.500%, 06/25/15	385
91		Series 2003-91, Class SD, IF, 12.107%, 09/25/33	98
304		Series 2003-106, Class US, IF, 8.721%, 11/25/23	295
622		Series 2003-116, Class SB, IF, IO, 7.364%, 11/25/33	83
173		Series 2003-128, Class KE, 4.500%, 01/25/14	182
500		Series 2003-128, Class NG, 4.000%, 01/25/19	516
191		Series 2003-130, Class SX, IF, 11.166%, 01/25/34	205
388		Series 2004-1, Class DL, 4.500%, 02/25/18	393
303		Series 2004-14, Class SD, IF, 8.721%, 03/25/34	290
1,000		Series 2004-21, Class AE, 4.000%, 04/25/19	1,034
63		Series 2004-21, Class CO, PO, 04/25/34	40
405		Series 2004-25, Class PC, 5.500%, 01/25/34	440
495		Series 2004-25, Class SA, IF, 18.876%, 04/25/34	571
263		Series 2004-36, Class PC, 5.500%, 02/25/34	286
309		Series 2004-36, Class SA, IF, 18.876%, 05/25/34	351
246		Series 2004-46, Class SK, IF, 15.851%, 05/25/34	261
260		Series 2004-61, Class CO, PO, 10/25/31	254
150		Series 2004-61, Class SH, HB, IF, 23.044%, 11/25/32	190
258		Series 2004-74, Class SW, IF, 15.025%, 11/25/31	298
287		Series 2004-76, Class CL, 4.000%, 10/25/19	299
1,750		Series 2004-86, Class AE, 4.500%, 02/25/32	1,829
227		Series 2005-40, Class YA, 5.000%, 09/25/20	238
291		Series 2005-45, Class DC, HB, IF, 23.445%, 06/25/35	407
330		Series 2005-52, Class PA, 6.500%, 06/25/35	357
337		Series 2005-56, Class S, IF, IO, 6.474%, 07/25/35	32
543		Series 2005-56, Class TP, IF, 17.442%, 08/25/33	619
1,646		Series 2005-68, Class PG, 5.500%, 08/25/35	1,785
622		Series 2005-73, Class PS, IF, 16.110%, 08/25/35	738
287		Series 2005-74, Class CS, IF, 19.371%, 05/25/35	340
235		Series 2005-78, Class DS, IF, 13.094%, 03/25/35	238
581		Series 2005-106, Class US, HB, IF, 23.702%, 11/25/35	815
183		Series 2005-110, Class KS, IF, 14.222%, 05/25/35	186
304		Series 2006-44, Class P, PO, 12/25/33	261
710		Series 2006-59, Class QO, PO, 01/25/33	645
257		Series 2006-65, Class QO, PO, 07/25/36	225
386		Series 2006-72, Class GO, PO, 08/25/36	335
500		Series 2006-77, Class PC, 6.500%, 08/25/36	560
305		Series 2006-79, Class DO, PO, 08/25/36	265
750		Series 2006-110, Class PO, PO, 11/25/36	644
1,000		Series 2006-124, Class HB, VAR, 6.018%, 11/25/36	1,063
688		Series 2007-14, Class ES, IF, IO, 6.204%, 03/25/37	67
353		Series 2007-79, Class SB, HB, IF, 23.152%, 08/25/37	456
500		Series 2007-81, Class GE, 6.000%, 08/25/37	548
640		Series 2007-83, Class PA, 6.000%, 03/25/29	674
1,525		Series 2007-84, Class PD, 6.000%, 08/25/32	1,648
719		Series 2007-88, Class VI, IF, IO, 6.304%, 09/25/37	72
1,902		Series 2007-91, Class ES, IF, IO, 6.224%, 10/25/37	231
332		Series 2007-97, Class MS, IF, 14.234%, 12/25/31	354
702		Series 2007-106, Class A7, VAR, 6.168%, 10/25/37	749
957		Series 2007-116, Class HI, IO, VAR, 6.599%, 01/25/38	78
382		Series 2008-10, Class XI, IF, IO, 5.994%, 03/25/38	35
755		Series 2008-16, Class IS, IF, IO, 5.964%, 03/25/38	72
408		Series 2008-28, Class QS, IF, 19.992%, 04/25/38	477
1,048		Series 2008-46, Class HI, IO, VAR, 6.671%, 06/25/38	64
372		Series 2008-66, Class GD, 6.000%, 06/25/30	392
6		Series G-14, Class L, 8.500%, 06/25/21	7
29		Series G-18, Class Z, 8.750%, 06/25/21	32
8		Series G-22, Class G, 6.000%, 12/25/16	9
21		Series G-35, Class M, 8.750%, 10/25/21	24
86		Series G92-35, Class E, 7.500%, 07/25/22	97
5		Series G92-42, Class Z, 7.000%, 07/25/22	6
112		Series G92-44, Class ZQ, 8.000%, 07/25/22	125
92		Series G92-54, Class ZQ, 7.500%, 09/25/22	103
20		Series G93-5, Class Z, 6.500%, 02/25/23	22
24		Series G95-1, Class C, 8.800%, 01/25/25	28
		Federal National Mortgage Association STRIPS,
1		Series 50, Class 2, IO, 10.500%, 03/01/19	–	(h)
7		Series 218, Class 2, IO, 7.500%, 04/01/23	1
88		Series 329, Class 1, PO, 01/01/33	78
		Federal National Mortgage Association Whole Loan,
26		Series 2002-W5, Class A10, IF, IO, 7.864%, 11/25/30	1
257		Series 2003-W1, Class 1A1, 6.500%, 12/25/42	281
73		Series 2003-W4, Class 2A, 6.500%, 10/25/42	80
215		Series 2004-W2, Class 2A2, 7.000%, 02/25/44	237
243		Series 2007-W7, Class 1A4, HB, IF, 37.764%, 07/25/37	430
		Government National Mortgage Association,
70		Series 1994-3, Class PQ, 7.488%, 07/16/24	77
249		Series 1994-4, Class KQ, 7.988%, 07/16/24	275
490		Series 1994-7, Class PQ, 6.500%, 10/16/24	540
105		Series 1995-3, Class DQ, 8.050%, 06/16/25	122
27		Series 1995-7, Class CQ, 7.500%, 09/16/25	29
206		Series 1996-16, Class E, 7.500%, 08/16/26	219
43		Series 1998-26, Class K, 7.500%, 09/17/25	47
618		Series 1999-10, Class ZC, 6.500%, 04/20/29	676
80		Series 1999-30, Class S, IF, IO, 8.361%, 08/16/29	12
71		Series 1999-41, Class Z, 8.000%, 11/16/29	78
54		Series 1999-44, Class PC, 7.500%, 12/20/29	61
121		Series 2000-6, Class Z, 7.500%, 02/20/30	132
24		Series 2000-9, Class Z, 8.000%, 06/20/30	26
540		Series 2000-9, Class ZJ, 8.500%, 02/16/30	598
217		Series 2000-14, Class PD, 7.000%, 02/16/30	239
58		Series 2000-16, Class ZN, 7.500%, 02/16/30	64
306		Series 2000-37, Class B, 8.000%, 12/20/30	334
25		Series 2000-38, Class AH, 7.150%, 12/20/30	26
185		Series 2001-7, Class PK, 6.500%, 03/20/31	200
10		Series 2001-32, Class WA, IF, 19.534%, 07/20/31	13
405		Series 2001-64, Class MQ, 6.500%, 12/20/31	432
69		Series 2002-7, Class PG, 6.500%, 01/20/32	74
103		Series 2002-31, Class S, IF, IO, 8.461%, 01/16/31	20
262		Series 2002-40, Class UK, 6.500%, 06/20/32	287
267		Series 2002-47, Class PG, 6.500%, 07/16/32	293
333		Series 2002-47, Class PY, 6.000%, 07/20/32	362
319		Series 2002-47, Class ZA, 6.500%, 07/20/32	349
25		Series 2002-51, Class SG, HB, IF, 31.475%, 04/20/31	38
150		Series 2002-54, Class GB, 6.500%, 08/20/32	165
88		Series 2002-79, Class KV, 6.000%, 11/20/13	89
179		Series 2003-4, Class NI, IO, 5.500%, 01/20/32	9
179		Series 2003-4, Class NY, 5.500%, 12/20/13	192
55		Series 2003-24, Class PO, PO, 03/16/33	50
304		Series 2003-40, Class TJ, 6.500%, 03/20/33	340
239		Series 2003-52, Class AP, PO, 06/16/33	212
50		Series 2004-28, Class S, IF, 19.006%, 04/16/34	57
123		Series 2004-68, Class PO, PO, 05/20/31	116
227		Series 2004-71, Class SB, HB, IF, 28.303%, 09/20/34	294
102		Series 2004-73, Class AE, IF, 14.365%, 08/17/34	115
1,155		Series 2004-90, Class SI, IF, IO, 5.863%, 10/20/34	110
305		Series 2005-68, Class DP, IF, 15.861%, 06/17/35	358
1,936		Series 2005-68, Class KI, IF, IO, 6.063%, 09/20/35	229
321		Series 2006-59, Class SD, IF, IO, 6.463%, 10/20/36	25
986		Series 2007-17, Class JI, IF, IO, 6.571%, 04/16/37	88
1,396		Series 2007-27, Class SA, IF, IO, 5.963%, 05/20/37	123
2,350		Series 2007-40, Class SB, IF, IO, 6.513%, 07/20/37	226
1,419		Series 2007-45, Class QA, IF, IO, 6.403%, 07/20/37	134
770		Series 2007-49, Class NO, PO, 12/20/35	713
1,721		Series 2007-50, Class AI, IF, IO, 6.538%, 08/20/37	173
410		Series 2007-53, Class ES, IF, IO, 6.313%, 09/20/37	34
417		Series 2007-53, Class SW, IF, 19.495%, 09/20/37	480
927		Series 2007-57, Class QA, IF, IO, 6.263%, 10/20/37	91
690		Series 2007-71, Class SB, IF, IO, 6.463%, 07/20/36	77
901		Series 2007-72, Class US, IF, IO, 6.313%, 11/20/37	77
900		Series 2007-76, Class SA, IF, IO, 6.293%, 11/20/37	68
256		Series 2008-25, Class SB, IF, IO, 6.663%, 03/20/38	27
581		Series 2008-33, Class XS, IF, IO, 7.461%, 04/16/38	60
718		Series 2008-40, Class SA, IF, IO, 6.161%, 05/16/38	88
500		Series 2008-50, Class KB, 6.000%, 06/20/38	549
1,288		Series 2008-55, Class SA, IF, IO, 5.963%, 06/20/38	110
1,182		Series 2008-93, Class AS, IF, IO, 5.463%, 12/20/38	91
628		Series 2009-6, Class SA, IF, IO, 5.861%, 02/16/39	54
505		Series 2009-14, Class NI, IO, 6.500%, 03/20/39	58
1,860		Series 2009-22, Class SA, IF, IO, 6.033%, 04/20/39	168
1,868		Series 2009-31, Class ST, IF, IO, 6.113%, 03/20/39	174
1,868		Series 2009-31, Class TS, IF, IO, 6.063%, 03/20/39	162
1,469		Series 2009-61, Class ES, IF, IO, 6.513%, 03/20/39	178
		Vendee Mortgage Trust,
1,123		Series 1993-1, Class ZB, 7.250%, 02/15/23	1,244
427		Series 1994-1, Class 1, VAR, 5.627%, 02/15/24	453
620		Series 1996-1, Class 1Z, 6.750%, 02/15/26	670
204		Series 1996-2, Class 1Z, 6.750%, 06/15/26	220
821		Series 1997-1, Class 2Z, 7.500%, 02/15/27	915
205		Series 1998-1, Class 2E, 7.000%, 03/15/28	225

			100,658

		Non-Agency CMO — 5.9%
228		ABN Amro Mortgage Corp., Series 2003-9, Class A2, 4.500%, 08/25/18	225
		ASG Resecuritization Trust,
422		Series 2009-1, Class A60, VAR, 5.619%, 06/26/37 (e)	422
531		Series 2009-2, Class A55, VAR, 5.806%, 05/24/36 (e)	531
914		Series 2009-3, Class A65, VAR, 5.595%, 03/26/37 (e)	900
		Banc of America Alternative Loan Trust,
260		Series 2003-9, Class 1CB2, 5.500%, 11/25/33	263
75		Series 2003-11, Class PO, PO, 01/25/34	42
		Banc of America Funding Corp.,
90		Series 2004-1, Class PO, PO, 03/25/34	65
282		Series 2004-3, Class 1A7, 5.500%, 10/25/34	280
		Banc of America Mortgage Securities, Inc.,
68		Series 2003-8, Class APO, PO, 11/25/33	51
160		Series 2004-1, Class APO, PO, 02/25/34	116
126		Series 2004-6, Class APO, PO, 07/25/34	92
275		Citicorp Mortgage Securities, Inc., Series 2004-2, Class A1, 5.000%, 03/25/34	270
		Citigroup Mortgage Loan Trust, Inc.,
111		Series 2003-UP3, Class A3, 7.000%, 09/25/33	110
305		Series 2003-UST1, Class A1, 5.500%, 12/25/18	312
57		Series 2003-UST1, Class PO1, PO, 12/25/18	45
39		Series 2003-UST1, Class PO3, PO, 12/25/18	32
		Countrywide Alternative Loan Trust,
532		Series 2002-8, Class A4, 6.500%, 07/25/32	505
1,397		Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	827
350		Series 2004-18CB, Class 2A4, 5.700%, 09/25/34	269
124		Series 2005-26CB, Class A10, IF, 12.622%, 07/25/35	124
500		Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	364
300		Series 2007-21CB, Class 1A5, 6.000%, 09/25/37	74
		Countrywide Home Loan Mortgage Pass-Through Trust,
520		Series 2003-26, Class 1A6, 3.500%, 08/25/33	438
108		Series 2003-J13, Class PO, PO, 01/25/34	80
221		Series 2003-J7, Class 4A3, IF, 9.468%, 08/25/18	173
60		Series 2004-HYB3, Class 2A, VAR, 3.651%, 06/20/34	40
567		Series 2005-22, Class 2A1, VAR, 5.209%, 11/25/35	367
296		Series 2005-R1, Class 2A, PO, 03/25/35 (e)	202
336		CS First Boston Mortgage Securities Corp., Series 2003-23, Class 2A5, 5.000%, 10/25/18	327
497		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3, Class 1A1, VAR, 5.283%, 06/25/20	443
107		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2APO, PO, 10/25/18	78
		First Horizon Asset Securities, Inc.,
256		Series 2004-AR7, Class 2A1, VAR, 4.835%, 02/25/35	235
202		Series 2004-AR7, Class 2A2, VAR, 4.835%, 02/25/35	165
325		Series 2005-AR1, Class 2A2, VAR, 5.008%, 04/25/35	291
87		GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A15, 5.250%, 04/25/34	87
500		GSR Mortgage Loan Trust, Series 2006-1F, Class 1A3, 5.500%, 02/25/36	334
67		Impac Secured Asset Corp., Series 2002-2, Class APO, PO, 04/25/33	40
504		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.504%, 08/25/35	5
233		JP Morgan Mortgage Trust, Series 2006-A2, Class 4A1, VAR, 4.055%, 08/25/34	207
		MASTR Adjustable Rate Mortgages Trust,
100		Series 2004-3, Class 4A2, VAR, 3.116%, 04/25/34	88
245		Series 2004-13, Class 2A1, VAR, 3.083%, 04/21/34	228
300		Series 2004-13, Class 3A6, VAR, 3.096%, 11/21/34	294
		MASTR Alternative Loans Trust,
539		Series 2003-9, Class 8A1, 6.000%, 01/25/34	480
1,796		Series 2004-4, Class 10A1, 5.000%, 05/25/24	1,728
61		Series 2004-7, Class 30PO, PO, 08/25/34	35
143		Series 2004-10, Class 1A1, 4.500%, 09/25/19	136
549		Series 2005-6, Class 3A1, 5.500%, 11/25/20	451
		MASTR Asset Securitization Trust,
487		Series 2003-2, Class 1A1, 5.000%, 03/25/18	493
19		Series 2003-4, Class 2A2, 5.000%, 05/25/18	19
14		Series 2003-11, Class 6A2, 4.000%, 12/25/33	14
93		Series 2004-8, Class PO, PO, 08/25/19	73
459		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	298
82		MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.556%, 02/25/35	55
		Nomura Asset Acceptance Corp.,
156		Series 2003-A1, Class A1, 5.500%, 05/25/33	159
83		Series 2003-A1, Class A2, 6.000%, 05/25/33	81
14		Series 2003-A1, Class A5, 7.000%, 04/25/33	12
117		Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	110
–	(h)	Paine Webber CMO Trust, Series H, Class 4, 8.750%, 04/01/18	–	(h)
		Residential Accredit Loans, Inc.,
143		Series 2002-QS16, Class A3, IF, 16.129%, 10/25/17	151
661		Series 2002-QS8, Class A5, 6.250%, 06/25/17	671
173		Series 2003-QS3, Class A2, IF, 15.981%, 02/25/18	181
739		Series 2003-QS9, Class A3, IF, IO, 7.314%, 05/25/18	107
154		Series 2004-QS8, Class A2, 5.000%, 06/25/34	140
93		Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	92
		Residential Funding Mortgage Securities I,
112		Series 2003-S11, Class A1, 2.500%, 06/25/18	111
79		Series 2003-S12, Class 4A5, 4.500%, 12/25/32	79
303		Series 2003-S7, Class A17, 4.000%, 05/25/33	282
36		Salomon Brothers Mortgage Securities VII, Inc., Series 2003-UP2, Class PO1, PO, 12/25/18	27
		Structured Asset Securities Corp.,
290		Series 2003-33H, Class 1A1, 5.500%, 10/25/33	284
356		Series 2005-6, Class 4A1, 5.000%, 05/25/35	348
188		Series 2005-6, Class 5A8, IF, 13.428%, 05/25/35	164
		WaMu Mortgage Pass-Through Certificates,
309		Series 2002-S8, Class 2A7, 5.250%, 01/25/18	320
104		Series 2003-S10, Class A6, PO, 10/25/18	86
106		Series 2003-S11, Class 2A5, IF, 16.401%, 11/25/33	104
190		Series 2004-AR3, Class A2, VAR, 3.136%, 06/25/34	177
646		Series 2004-S3, Class 2A3, IF, 18.189%, 07/25/34	675
400		Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.500%, 06/25/35	285
53		Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	35
		Wells Fargo Mortgage Backed Securities Trust,
108		Series 2003-11, Class 1APO, PO, 10/25/18	87
349		Series 2003-13, Class A7, 4.500%, 11/25/18	351
408		Series 2003-15, Class 1A1, 4.750%, 12/25/18	417
374		Series 2003-K, Class 1A1, VAR, 4.473%, 11/25/33	367
180		Series 2004-7, Class 2A2, 5.000%, 07/25/19	182
387		Series 2004-BB, Class A4, VAR, 4.069%, 01/25/35	380
290		Series 2004-EE, Class 3A1, VAR, 3.995%, 12/25/34	288

			20,576

		Total Collateralized Mortgage Obligations (Cost $116,720)	121,234

		Commercial Mortgage-Backed Securities — 1.6%
		Banc of America Commercial Mortgage, Inc.,
500		Series 2005-6, Class ASB, VAR, 5.351%, 09/10/47	519
50		Series 2006-1, Class A4, VAR, 5.372%, 09/10/45	48
		Bear Stearns Commercial Mortgage Securities,
300		Series 2005-PWR9, Class AAB, 4.804%, 09/11/42	308
360		Series 2006-PW11, Class A4, VAR, 5.622%, 03/11/39	347
247		Series 2006-PW14, Class A1, 5.044%, 12/11/38	254
249		Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.913%, 03/15/49	256
127		GE Capital Mortgage Services LLC, Series 1999-HE1, Class M, VAR, 6.705%, 04/25/29	94
300		GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	288
50		LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	49
500		Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.674%, 06/12/43	512
		Morgan Stanley Capital I,
328		Series 2006-IQ12, Class A1, 5.257%, 12/15/43	337
77		Series 2006-T23, Class A1, 5.682%, 08/12/41	79
500		Morgan Stanley Dean Witter Capital I, Series 2001-280, Class A2, 6.494%, 02/03/16 (e)	531
1,000		TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 6.073%, 08/15/39	1,063
747		Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.039%, 10/15/41	746

		Total Commercial Mortgage-Backed Securities (Cost $5,314)	5,431

		Corporate Bonds — 20.5%
		Consumer Discretionary — 1.0%
		Hotels, Restaurants & Leisure — 0.1%
150		McDonald’s Corp., 4.300%, 03/01/13 (c)	162

		Media — 0.7%
200		Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	234
749		Comcast Cable Holdings LLC, 9.800%, 02/01/12	859
		Comcast Corp.,
121		5.500%, 03/15/11	127
100		5.900%, 03/15/16	109
		Cox Communications, Inc.,
50		5.450%, 12/15/14	55
182		7.750%, 11/01/10	191
60		Thomson Reuters Corp., (Canada), 4.700%, 10/15/19	62
		Time Warner Cable, Inc.,
100		5.850%, 05/01/17	107
100		8.250%, 02/14/14	118
150		8.250%, 04/01/19	183
223		Time Warner Entertainment Co. LP, 10.150%, 05/01/12	260
80		Viacom, Inc., 6.250%, 04/30/16	88

			2,393

		Multiline Retail — 0.1%
40		Kohl’s Corp., 6.250%, 12/15/17	45
400		Target Corp., 6.000%, 01/15/18	455

			500

		Specialty Retail — 0.1%
130		Home Depot, Inc., 5.400%, 03/01/16	138
95		Staples, Inc., 9.750%, 01/15/14	115

			253

		Total Consumer Discretionary	3,308

		Consumer Staples — 0.7%
		Beverages — 0.2%
75		Anheuser-Busch Cos., Inc., 5.500%, 01/15/18	79
100		Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19 (e)	120
		Coca-Cola Co. (The),
100		3.625%, 03/15/14	105
50		4.875%, 03/15/19	54
70		Diageo Capital plc, (United Kingdom), 7.375%, 01/15/14	82
		Diageo Finance BV, (Netherlands),
30		5.300%, 10/28/15 (c)	33
100		5.500%, 04/01/13	110
85		FBG Finance Ltd., (Australia), 5.125%, 06/15/15 (e)	90
25		PepsiCo, Inc., 7.900%, 11/01/18	32
30		SABMiller plc, (United Kingdom), 6.500%, 07/01/16 (e)	34

			739

		Food & Staples Retailing — 0.1%
		Kroger Co. (The),
50		7.500%, 01/15/14	58
304		8.050%, 02/01/10	307

			365

		Food Products — 0.4%
		Bunge Ltd. Finance Corp.,
50		5.875%, 05/15/13	53
135		8.500%, 06/15/19	158
14		Bunge N.A. Finance LP, 5.900%, 04/01/17	14
100		Cargill, Inc., 6.375%, 06/01/12 (e)	110
		Kellogg Co.,
100		4.250%, 03/06/13	107
200		5.125%, 12/03/12	219
		Kraft Foods, Inc.,
450		6.125%, 02/01/18	482
150		6.750%, 02/19/14	169

			1,312

		Household Products — 0.0% (g)
88		Procter & Gamble - ESOP, 9.360%, 01/01/21	111

		Total Consumer Staples	2,527

		Energy — 0.6%
		Oil, Gas & Consumable Fuels — 0.6%
300		Anadarko Petroleum Corp., 7.625%, 03/15/14	347
150		Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	164
30		Cenovus Energy, Inc., (Canada), 5.700%, 10/15/19 (e)	32
		ConocoPhillips,
150		5.750%, 02/01/19	166
400		8.750%, 05/25/10	416
100		EnCana Corp., (Canada), 6.500%, 05/15/19	113
		Marathon Oil Corp.,
250		5.900%, 03/15/18	269
175		6.000%, 10/01/17 (c)	190
40		PC Financial Partnership, 5.000%, 11/15/14	43
250		XTO Energy, Inc., 5.750%, 12/15/13	276

		Total Energy	2,016

		Financials — 12.7%
		Capital Markets — 3.6%
75		Bank of New York Mellon Corp. (The), 4.600%, 01/15/20	77
		Bear Stearns Cos., LLC (The),
100		5.700%, 11/15/14 (y)	110
100		7.250%, 02/01/18 (y)	116
		Credit Suisse USA, Inc.,
405		5.500%, 08/15/13	446
1,640		6.125%, 11/15/11	1,787
		Goldman Sachs Group, Inc. (The),
202		4.750%, 07/15/13	214
200		5.150%, 01/15/14	213
300		5.500%, 11/15/14	325
1,100		5.950%, 01/18/18	1,177
486		6.600%, 01/15/12	532
1,000		6.875%, 01/15/11	1,061
		Jefferies Group, Inc.,
150		7.750%, 03/15/12	163
75		8.500%, 07/15/19	83
		Lehman Brothers Holdings, Inc.,
300		4.800%, 03/13/14 (d)	59
350		6.000%, 07/19/12 (d)	68
455		6.625%, 01/18/12 (d)	89
75		6.750%, 12/28/17 (d)	–	(h)
		Merrill Lynch & Co., Inc.,
200		4.500%, 11/04/10	206
200		5.000%, 01/15/15	205
157		5.450%, 07/15/14	165
50		6.150%, 04/25/13	54
534		6.400%, 08/28/17	560
266		6.875%, 04/25/18	285
		Morgan Stanley,
195		4.200%, 11/20/14	196
243		4.250%, 05/15/10	246
147		4.750%, 04/01/14	150
150		5.625%, 09/23/19	152
175		5.750%, 08/31/12	190
250		6.000%, 05/13/14	272
1,000		6.600%, 04/01/12	1,092
100		6.625%, 04/01/18	108
1,240		6.750%, 04/15/11	1,323
45		Northern Trust Corp., 5.500%, 08/15/13	50
607		State Street Corp., 7.650%, 06/15/10	628
		UBS AG, (Switzerland),
100		5.750%, 04/25/18	103
100		5.875%, 12/20/17	104

			12,609

		Commercial Banks — 2.0%
		Barclays Bank plc, (United Kingdom),
300		2.500%, 01/23/13	301
200		5.200%, 07/10/14	215
100		5.450%, 09/12/12	109
250		6.050%, 12/04/17 (c) (e)	260
		BB&T Corp.,
150		3.375%, 09/25/13	153
50		3.850%, 07/27/12	52
100		4.900%, 06/30/17	99
152		Branch Banking & Trust Co., 4.875%, 01/15/13	161
350		Fifth Third Bancorp, 5.450%, 01/15/17	316
75		Keycorp, 6.500%, 05/14/13	79
300		Manufacturers & Traders Trust Co., 6.625%, 12/04/17	314
200		Marshall & Ilsley Corp., 5.350%, 04/01/11	196
150		National City Bank, VAR, 0.393%, 01/21/10	150
225		PNC Funding Corp., 5.250%, 11/15/15	237
		SunTrust Banks, Inc.,
270		5.250%, 11/05/12 (c)	284
229		6.375%, 04/01/11	242
208		U.S. Bancorp, 2.875%, 11/20/14	209
202		Wachovia Bank N.A., 7.800%, 08/18/10	211
		Wachovia Corp.,
235		4.875%, 02/15/14	244
850		5.750%, 02/01/18 (c)	894
		Wells Fargo & Co.,
500		3.750%, 10/01/14	504
415		5.625%, 12/11/17	433
		Wells Fargo Bank N.A.,
315		4.750%, 02/09/15	325
81		6.450%, 02/01/11	86
628		7.550%, 06/21/10	651
285		Westpac Banking Corp., (Australia), 4.875%, 11/19/19	289

			7,014

		Consumer Finance — 1.1%
200		American Express Credit Corp., 7.300%, 08/20/13	227
91		American General Finance Corp., 5.375%, 10/01/12	75
71		Capital One Bank USA N.A., 5.750%, 09/15/10	74
		Capital One Financial Corp.,
100		5.700%, 09/15/11	106
245		6.250%, 11/15/13	269
100		6.750%, 09/15/17	110
		HSBC Finance Corp.,
200		5.250%, 01/15/14	212
452		6.375%, 10/15/11	483
202		6.375%, 11/27/12	221
835		7.000%, 05/15/12	917
698		8.000%, 07/15/10	726
		SLM Corp.,
100		4.000%, 01/15/10	100
233		5.375%, 01/15/13	208
202		Washington Mutual Finance Corp., 6.875%, 05/15/11	213

			3,941

		Diversified Financial Services — 3.7%
50		Associates Corp. of North America, 6.950%, 11/01/18	51
300		BA Covered Bond Issuer, 5.500%, 06/14/12 (e)	324
		Bank of America Corp.,
100		6.500%, 08/01/16	106
125		7.375%, 05/15/14	141
405		7.400%, 01/15/11	427
1,470		7.800%, 02/15/10	1,489
425		Bank of America N.A., 5.300%, 03/15/17	417
		BP Capital Markets plc, (United Kingdom),
100		3.125%, 03/10/12	104
300		5.250%, 11/07/13	334
		Caterpillar Financial Services Corp.,
150		4.850%, 12/07/12	163
100		5.500%, 03/15/16	109
150		6.200%, 09/30/13 (c)	168
65		7.050%, 10/01/18	77
100		7.150%, 02/15/19	120
		Citigroup, Inc.,
285		5.500%, 10/15/14	290
506		5.625%, 08/27/12	526
300		6.000%, 08/15/17	301
300		6.125%, 11/21/17	301
		CME Group, Inc.,
200		5.400%, 08/01/13	219
100		5.750%, 02/15/14	111
190		ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	213
		General Electric Capital Corp.,
1,600		5.250%, 10/19/12	1,726
500		5.400%, 02/15/17	516
300		5.625%, 05/01/18	309
500		5.650%, 06/09/14	544
2,078		5.875%, 02/15/12 (c)	2,245
1,050		6.000%, 06/15/12 (c)	1,142
152		International Lease Finance Corp., 5.875%, 05/01/13	120
100		Textron Financial Corp., 5.400%, 04/28/13	99

			12,692

		Insurance — 2.0%
		American International Group, Inc.,
385		4.250%, 05/15/13	337
400		5.450%, 05/18/17	304
200		5.600%, 10/18/16	154
607		ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	561
		Berkshire Hathaway Finance Corp.,
500		4.000%, 04/15/12	529
150		5.400%, 05/15/18	161
600		Genworth Global Funding Trusts, 5.200%, 10/08/10	615
405		Jackson National Life Global Funding, 6.125%, 05/30/12 (e)	434
243		John Hancock Global Funding II, 7.900%, 07/02/10 (e)	252
405		MassMutual Global Funding II, 3.500%, 03/15/10 (e)	407
200		MetLife Life and Annuity Co. of Connecticut, 5.125%, 08/15/14 (e)	198
		Metropolitan Life Global Funding I,
150		2.875%, 09/17/12 (e)	152
222		5.200%, 09/18/13 (e)	235
100		5.750%, 07/25/11 (e)	106
50		Monumental Global Funding Ltd., (Cayman Islands), 5.500%, 04/22/13 (e)	53
121		Nationwide Financial Services, 6.250%, 11/15/11	126
506		New York Life Global Funding, 5.375%, 09/15/13 (e)	558
200		Pricoa Global Funding I, 5.450%, 06/11/14 (e)	213
765		Principal Life Global Funding I, 6.250%, 02/15/12 (e)	812
100		Principal Life Income Funding Trusts, 5.300%, 04/24/13	107
405		Protective Life Secured Trusts, 4.000%, 04/01/11	414
50		Travelers Property Casualty Corp., 5.000%, 03/15/13	54

			6,782

		Real Estate Investment Trusts (REITs) — 0.1%
150		HRPT Properties Trust, 6.650%, 01/15/18	142
		Simon Property Group LP,
100		5.625%, 08/15/14	106
40		6.100%, 05/01/16	43
114		WEA Finance LLC/WT Finance Ltd., 6.750%, 09/02/19 (e)	120

			411

		Thrifts & Mortgage Finance — 0.2%
810		Countrywide Home Loans, Inc., 4.000%, 03/22/11	827

		Total Financials	44,276

		Health Care — 0.3%
		Biotechnology — 0.0% (g)
40		Amgen, Inc., 5.700%, 02/01/19	44

		Health Care Equipment & Supplies — 0.1%
		Baxter International, Inc.,
50		4.000%, 03/01/14	53
50		4.625%, 03/15/15	54
40		Becton Dickinson and Co., 5.000%, 05/15/19 (c)	43

			150

		Health Care Providers & Services — 0.0% (g)
		WellPoint, Inc.,
27		5.875%, 06/15/17	29
18		7.000%, 02/15/19	21

			50

		Pharmaceuticals — 0.2%
100		AstraZeneca plc, (United Kingdom), 5.400%, 06/01/14	112
75		Eli Lilly & Co., 3.550%, 03/06/12	79
150		GlaxoSmithKline Capital, Inc., 4.850%, 05/15/13	164
200		Pfizer, Inc., 4.450%, 03/15/12	213
75		Schering-Plough Corp., 6.000%, 09/15/17	85

			653

		Total Health Care	897

		Industrials — 0.8%
		Aerospace & Defense — 0.1%
100		Honeywell International, Inc., 5.300%, 03/01/18	109
250		Northrop Grumman Systems Corp., 7.125%, 02/15/11	266
118		Systems 2001 AT LLC, (Cayman Islands), 7.156%, 12/15/11 (e)	124

			499

		Air Freight & Logistics — 0.1%
150		United Parcel Service, Inc., 5.500%, 01/15/18	165

		Airlines — 0.0% (g)
40		Continental Airlines, Inc., 7.256%, 03/15/20	37

		Building Products — 0.0% (g)
45		Masco Corp., 5.850%, 03/15/17	42

		Commercial Services & Supplies — 0.1%
100		Allied Waste North America, Inc., 6.875%, 06/01/17	106
60		Waste Management, Inc., 7.375%, 03/11/19	71

			177

		Industrial Conglomerates — 0.0% (g)
100		Siemens Financieringsmaatschappij N.V., (Netherlands), 5.750%, 10/17/16 (e)	111

		Machinery — 0.0% (g)
50		Eaton Corp., 5.600%, 05/15/18	54
25		PACCAR, Inc., 6.375%, 02/15/12	27
25		Parker Hannifin Corp., 5.500%, 05/15/18	27

			108

		Road & Rail — 0.5%
		Burlington Northern Santa Fe Corp.,
100		7.000%, 02/01/14	116
202		7.125%, 12/15/10	215
30		CSX Corp., 7.375%, 02/01/19	36
725		Federal Express Corp. 1998 Pass Through Trust, 6.720%, 01/15/22	788
		Norfolk Southern Corp.,
100		6.750%, 02/15/11	106
50		7.700%, 05/15/17	61
		Union Pacific Corp.,
100		4.875%, 01/15/15	107
100		5.650%, 05/01/17	108
250		5.700%, 08/15/18	271

			1,808

		Total Industrials	2,947

		Information Technology — 0.5%
		Communications Equipment — 0.1%
100		Cisco Systems, Inc., 5.500%, 02/22/16	112

		Computers & Peripherals — 0.3%
		Hewlett-Packard Co.,
325		5.400%, 03/01/17	360
200		6.125%, 03/01/14	228
		International Business Machines Corp.,
150		5.700%, 09/14/17	169
200		7.625%, 10/15/18	253

			1,010

		Electronic Equipment, Instruments & Components — 0.0% (g)
100		Arrow Electronics, Inc., 6.875%, 07/01/13	111

		Software — 0.1%
25		Intuit, Inc., 5.750%, 03/15/17	27
		Oracle Corp.,
200		5.250%, 01/15/16	221
100		5.750%, 04/15/18	111

			359

		Total Information Technology	1,592

		Materials — 0.5%
		Chemicals — 0.4%
100		Air Products & Chemicals, Inc., 4.150%, 02/01/13	106
		Dow Chemical Co. (The),
100		6.000%, 10/01/12	109
304		6.125%, 02/01/11	317
		EI Du Pont de Nemours & Co.,
50		4.125%, 03/06/13	53
100		6.000%, 07/15/18	113
225		Monsanto Co., 7.375%, 08/15/12	260
100		Potash Corp. of Saskatchewan, Inc., (Canada), 4.875%, 03/01/13	107
230		Praxair, Inc., 4.625%, 03/30/15	252

			1,317

		Metals & Mining — 0.1%
250		Alcoa, Inc., 5.550%, 02/01/17	251
100		BHP Billiton Finance USA Ltd., (Australia), 5.400%, 03/29/17	109

			360

		Total Materials	1,677

		Telecommunication Services — 2.0%
		Diversified Telecommunication Services — 1.8%
		AT&T, Inc.,
1,020		4.950%, 01/15/13	1,103
135		5.100%, 09/15/14	147
150		5.500%, 02/01/18	159
15		BellSouth Corp., 5.200%, 09/15/14	16
151		Bellsouth Telecommunications, Inc., 6.300%, 12/15/15	164
		British Telecommunications plc, (United Kingdom),
100		5.950%, 01/15/18	103
830		9.125%, 12/15/10	891
587		France Telecom S.A., (France), 7.750%, 03/01/11	634
12		Nynex Corp., 9.550%, 05/01/10	12
		Telecom Italia Capital S.A., (Luxembourg),
420		4.950%, 09/30/14 (c)	444
225		5.250%, 11/15/13 (c)	240
		Telefonica Emisiones S.A.U., (Spain),
275		5.855%, 02/04/13	302
30		5.877%, 07/15/19	33
283		TELUS Corp., (Canada), 8.000%, 06/01/11	310
100		Verizon Communications, Inc., 5.500%, 02/15/18	106
202		Verizon Florida LLC, 6.125%, 01/15/13	220
800		Verizon Global Funding Corp., 7.250%, 12/01/10	850
250		Verizon Maryland, Inc., 7.150%, 05/01/23	263
100		Verizon New England, Inc., 4.750%, 10/01/13	106
200		Verizon Virginia, Inc., 4.625%, 03/15/13	211

			6,314

		Wireless Telecommunication Services — 0.2%
364		New Cingular Wireless Services, Inc., 7.875%, 03/01/11	394
150		Verizon Wireless Capital LLC, 5.550%, 02/01/14	165
125		Vodafone Group plc, (United Kingdom), 5.000%, 09/15/15 (c)	134

			693

		Total Telecommunication Services	7,007

		Utilities — 1.4%
		Electric Utilities — 0.9%
81		Alabama Power Co., 4.700%, 12/01/10	84
		Carolina Power & Light Co.,
233		5.125%, 09/15/13	254
150		5.300%, 01/15/19	163
100		CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	110
50		Cleveland Electric Illuminating Co. (The), 7.880%, 11/01/17	61
25		Columbus Southern Power Co., 6.050%, 05/01/18	27
30		Connecticut Light & Power Co., 5.650%, 05/01/18	33
		Duke Energy Carolinas LLC,
200		5.625%, 11/30/12	223
205		6.250%, 01/15/12	225
100		Enel Finance International S.A., (Luxembourg), 5.125%, 10/07/19 (e)	103
150		FPL Group Capital, Inc., 7.875%, 12/15/15	184
40		Georgia Power Co., 6.000%, 11/01/13	45
75		Indiana Michigan Power Co., 7.000%, 03/15/19	86
25		Jersey Central Power & Light Co., 7.350%, 02/01/19	30
33		Kiowa Power Partners LLC, 4.811%, 12/30/13 (e)	34
60		Nevada Power Co., 7.125%, 03/15/19	69
40		Niagara Mohawk Power Corp., 4.881%, 08/15/19 (e)	41
50		Nisource Finance Corp., 10.750%, 03/15/16	61
25		Oncor Electric Delivery Co., 5.950%, 09/01/13	27
125		Pacific Gas & Electric Co., 5.625%, 11/30/17	138
60		PacifiCorp, 5.650%, 07/15/18	66
75		Peco Energy Co., 5.350%, 03/01/18	82
200		Public Service Electric & Gas Co., 6.330%, 11/01/13	227
40		Southern Co. (The), 4.150%, 05/15/14	42
		Spectra Energy Capital LLC,
100		5.500%, 03/01/14	106
30		5.668%, 08/15/14	32
140		6.200%, 04/15/18	153
50		8.000%, 10/01/19	59
		Virginia Electric and Power Co.,
210		5.100%, 11/30/12	230
100		5.400%, 04/30/18	108

			3,103

		Gas Utilities — 0.3%
		Atmos Energy Corp.,
100		5.125%, 01/15/13	107
30		8.500%, 03/15/19	38
50		CenterPoint Energy Resources Corp., 6.125%, 11/01/17	54
162		KeySpan Gas East Corp., 7.875%, 02/01/10	164
263		Southern California Gas Co., 4.800%, 10/01/12	286
50		Texas Eastern Transmission LP, 7.300%, 12/01/10	52
		TransCanada Pipelines Ltd., (Canada),
100		4.000%, 06/15/13	104
100		6.500%, 08/15/18	116

			921

		Multi-Utilities — 0.2%
		Dominion Resources, Inc.,
195		6.250%, 06/30/12	214
150		8.875%, 01/15/19	192
50		PG&E Corp., 5.750%, 04/01/14	55
80		Sempra Energy, 8.900%, 11/15/13	96
		Wisconsin Electric Power Co.,
30		6.000%, 04/01/14	34
100		6.250%, 12/01/15	117

			708

		Water Utilities — 0.0% (g)
200		American Water Capital Corp., 6.085%, 10/15/17	214

		Total Utilities	4,946

		Total Corporate Bonds (Cost $68,749)	71,193

		Mortgage Pass-Through Securities — 13.8%
		Federal Home Loan Mortgage Corp.,
17		ARM, 3.125%, 07/01/26	18
68		ARM, 3.558%, 01/01/27	69
827		ARM, 4.140%, 12/01/34	851
263		ARM, 4.279%, 01/01/37	275
829		ARM, 5.749%, 04/01/38	878
915		ARM, 5.990%, 02/01/37	973
673		ARM, 6.032%, 06/01/36	711
504		ARM, 6.075%, 09/01/36	534
510		ARM, 6.250%, 09/01/36	542
846		ARM, 6.306%, 03/01/37	900
883		ARM, 6.706%, 11/01/36	939
927		ARM, 6.871%, 08/01/36	983
963		Federal Home Loan Mortgage Corp. Gold Pools, 10.000%, 10/01/30	1,136
		Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
1,381		4.000%, 05/01/14 - 06/01/19	1,440
117		4.500%, 10/01/18	124
237		5.000%, 12/01/17	255
35		5.500%, 06/01/17	38
845		6.000%, 10/01/17 - 04/01/18	912
1,510		6.500%, 01/01/17 - 03/01/22	1,634
248		7.000%, 08/01/10 - 01/01/17	261
6		7.500%, 09/01/10 - 10/01/14	7
–	(h)	8.500%, 01/01/10	–	(h)
		Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
38		6.000%, 12/01/22	41
211		6.500%, 12/01/13 - 08/01/26	231
		Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
173		6.000%, 01/01/34	187
436		7.000%, 04/01/22 - 02/01/37	480
15		7.500%, 08/01/25	17
17		8.000%, 07/01/20 - 11/01/24	20
46		8.500%, 07/01/28	52
		Federal Home Loan Mortgage Corp., 30 Year, Single Family,
6		12.000%, 08/01/15 - 07/01/19	7
		Federal National Mortgage Association,
11		ARM, 2.864%, 03/01/19	11
449		ARM, 3.107%, 09/01/35	461
608		ARM, 3.228%, 09/01/34	626
555		ARM, 3.264%, 08/01/35	567
32		ARM, 3.314%, 09/01/27	33
4		ARM, 3.597%, 06/01/26	4
33		ARM, 3.949%, 03/01/29	34
298		ARM, 4.082%, 01/01/35	306
594		ARM, 4.118%, 09/01/33	618
557		ARM, 4.266%, 08/01/34	578
446		ARM, 4.316%, 04/01/35	453
259		ARM, 4.378%, 04/01/33	268
4		ARM, 4.786%, 08/01/19	4
456		ARM, 4.873%, 02/01/35	470
397		ARM, 4.915%, 02/01/35	411
565		ARM, 4.998%, 01/01/35	584
312		ARM, 5.104%, 11/01/33	326
437		ARM, 5.116%, 10/01/34	454
640		ARM, 5.222%, 02/01/36	670
439		ARM, 5.239%, 09/01/35	453
681		ARM, 5.754%, 02/01/37	723
468		ARM, 5.817%, 07/01/46	495
321		ARM, 6.085%, 08/01/36	341
380		ARM, 6.174%, 09/01/36	402
306		ARM, 6.231%, 02/01/37	326
		Federal National Mortgage Association, 15 Year, Single Family,
4,593		4.000%, 07/01/18 - 05/01/19	4,803
3,414		4.500%, 05/01/18 - 05/01/19	3,624
2,127		5.000%, 12/01/16 - 04/01/19	2,279
1,019		5.500%, 01/01/20 - 06/01/20	1,103
1,939		6.000%, 02/01/19 - 03/01/21	2,105
308		6.500%, 12/01/10 - 08/01/20	334
1		7.000%, 06/01/10	1
34		7.500%, 10/01/12	36
21		8.000%, 11/01/12	22
		Federal National Mortgage Association, 20 Year, Single Family,
285		6.000%, 04/01/24	310
364		6.500%, 05/01/22	399
		Federal National Mortgage Association, 30 Year FHA/VA,
26		6.000%, 09/01/33	29
54		6.500%, 03/01/29	59
43		8.500%, 08/01/27 - 02/01/30	50
24		9.000%, 09/01/19 - 12/01/30	26
12		9.500%, 12/01/18	14
		Federal National Mortgage Association, 30 Year, Single Family,
308		4.500%, 08/01/33	319
1,975		5.000%, 07/01/33 - 11/01/33	2,079
268		5.500%, 12/01/33	289
569		6.000%, 12/01/32 - 09/01/33	615
117		6.500%, 08/01/31	130
55		7.000%, 07/01/25 - 08/01/32	61
33		7.500%, 11/01/22 - 05/01/25	37
1,053		8.000%, 03/01/21 - 11/01/32	1,164
17		8.500%, 07/01/24 - 06/01/25	19
1		9.000%, 04/01/26	1
6		10.000%, 02/01/24	7
7		12.500%, 01/01/16	8
225		Federal National Mortgage Association, Other, 4.000%, 09/01/13	231
		Government National Mortgage Association II, 30 Year, Single Family,
107		6.000%, 03/20/28	116
22		7.500%, 02/20/28 - 09/20/28	25
64		8.000%, 12/20/25 - 10/20/28	73
36		8.500%, 03/20/25 - 05/20/25	41
		Government National Mortgage Association, 15 Year, Single Family,
70		6.000%, 10/15/17	76
9		7.500%, 02/15/12 - 03/15/12	9
55		8.000%, 01/15/16	60
		Government National Mortgage Association, 30 Year, Single Family,
1,095		6.000%, 11/15/28 - 12/15/38	1,176
687		6.500%, 01/15/24 - 12/15/35	742
677		7.000%, 08/15/23 - 06/15/35	749
56		7.500%, 11/15/22 - 06/15/32	64
20		8.000%, 05/15/22 - 08/15/28	23
13		8.500%, 11/15/17	14
21		9.000%, 08/15/16 - 11/15/24	24
448		9.500%, 01/15/17 - 12/15/25	543
16		12.000%, 11/15/19	18

		Total Mortgage Pass-Through Securities (Cost $45,802)	48,040

		Supranational — 0.0% (g)
40		Corp. Andina de Fomento, 5.200%, 05/21/13 (Cost $40)	42

		U.S. Government Agency Securities — 0.8%
1,808		Federal Home Loan Bank System, 4.720%, 09/20/12	1,930
		Federal National Mortgage Association,
678		6.250%, 02/01/11	716
121		6.625%, 11/15/10	128

		Total U.S. Government Agency Securities (Cost $2,622)	2,774

		U.S. Treasury Obligations — 23.6%
		U.S. Treasury Bonds,
4,950		7.500%, 11/15/16	6,455
320		8.500%, 02/15/20	464
4,075		8.750%, 05/15/17	5,699
4,850		8.875%, 08/15/17	6,854
100		8.875%, 02/15/19 (c)	146
750		9.250%, 02/15/16	1,046
2,355		9.875%, 11/15/15 (m)	3,348
		U.S. Treasury Bonds Coupon STRIPS,
61		02/15/12	60
2,851		08/15/12	2,776
202		11/15/13	189
4,950		02/15/14 (m)	4,589
6,666		05/15/14 (m)	6,133
7,602		08/15/14 (m)	6,925
3,518		11/15/14 (m)	3,172
3,325		02/15/15	2,968
32		08/15/15	28
7,452		11/15/15 (m)	6,433
5,766		02/15/16 (m)	4,903
1,072		05/15/16	897
2,005		08/15/16	1,656
300		11/15/16	244
532		02/15/17	427
518		05/15/17 (c)	412
685		08/15/17	536
1,960		11/15/17	1,515
200		02/15/18	153
		U.S. Treasury Bonds Principal STRIPS,
3,500		02/15/15	3,123
95		08/15/15	83
400		05/15/16	336
100		08/15/17	79
150		05/15/20	102
		U.S. Treasury Notes,
1,350		1.375%, 09/15/12	1,364
1,500		1.375%, 10/15/12 (c)	1,514
250		1.750%, 01/31/14	251
1,000		1.750%, 03/31/14	1,002
2,500		1.875%, 02/28/14	2,520
300		2.625%, 02/29/16	303
1,000		2.625%, 04/30/16	1,008
450		3.875%, 02/15/13	488
1,200		4.500%, 05/15/17	1,339
600		4.750%, 08/15/17	679

		Total U.S. Treasury Obligations (Cost $78,024)	82,219

SHARES

		Short-Term Investment — 2.4%
		Investment Company — 2.4%
8,159		JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.150% (b) (l) (Cost $8,159)	8,159

PRINCIPAL
AMOUNT ($)			VALUE ($)

		Investments of Cash Collateral for Securities on Loan — 2.1%
		Corporate Note — 0.6%
2,000		Monumental Global Funding III, VAR, 0.312%, 05/24/10 (e)	1,978

SHARES

		Investment Company — 1.5%
5,357		JPMorgan Prime Money Market Fund, Capital Shares, 0.160% (b) (l)	5,357

		Total Investments of Cash Collateral for Securities on Loan (Cost $7,357)	7,335

		Total Investments — 101.5% (Cost $339,064)	352,792
		Liabilities in Excess of Other Assets — (1.5)%	(5,200)

		NET ASSETS — 100.0%	$347,592

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2009.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
HB	—

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HFC	—	Housing Finance Corp.
IF	—

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2009. The rate may be subject to a cap and floor.

IO	—

Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO	—

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—

Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2009.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2009.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors Inc.

(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.

(d)	Defaulted Security.

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand (shares or dollars).

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(l)	The rate shown is the current yield as of November 30, 2009.

(m)

All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(y)	Affiliated issuer. Security was purchased prior to its affiliation with JPMorgan Chase & Co.

As of November 30, 2009, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,132
Aggregate gross unrealized depreciation	(4,404)

Net unrealized appreciation/depreciation	$13,728

Federal income tax cost of investments	$339,064

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009, in valuing the Fund’s assets and liabilities carried at fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Investments in Securities #	$13,516	$339,276	$—	$352,792

# Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (SOI). Level 1 consists of an investment company and an investment of cash collateral for securities on loan. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

January 27, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

January 27, 2010